UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas, 14th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

ETFis Series Trust I
c/o Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

InfraCap REIT Preferred ETF

PFFR / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the InfraCap REIT Preferred ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap REIT Preferred ETF	$45	0.45%

Portfolio Manager Commentary by Infrastructure Capital Advisors, LLC

For the fiscal year ended October 31, 2025, the Fund at NAV returned 1.15%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86%, and the Indxx REIT Preferred Stock Index, which serves as the style-specific index, returned 1.52%.

What factors impacted Fund performance over the reporting period?

The Fund seeks exposure to preferred securities held by Real Estate Investment Trusts (REITs). During the period, exposure to sub-sectors, such as Mortgage REITs and Diversified REITs, were factors that contributed positively to the Fund’s performance. AGNC Investment Corp (AGNC) and Rithm Capital (RITM) were two companies that were contributors to performance within these factors. During the period, exposure to the Hotels & Resort REIT and Self-Storage REIT sub-sectors were factors that detracted from relative performance because these sub-sectors underperformed versus other REIT sub-sectors. Overall, REIT preferreds benefited from the Fed’s commencement of an interest rate cut cycle and continued tightening of corporate credit spreads.

FACTOR

IMPACT

  SUMMARY

Mortgage REITs

Positive

AGNC Investment Corp (AGNC) and Rithm Capital (RITM) were two of the primary contributors for this factor’s positive performance.

Diversified REITS

Positive

Among Diversified REITs, Global Net Lease Inc. (GNL) was the primary contributor for this factor’s positive performance.

Hotel & Resort REITs

Negative

The sector underperformed versus other REIT sub-sectors during the period.

Self-Storage REITs

Negative

The sector underperformed versus other REIT sub-sectors during the period.

InfraCap REIT Preferred ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period.

Growth of $ 10,000

	InfraCap REIT Preferred ETF - NAV $13,274	FT Wilshire 5000 Index $33,160	Indxx REIT Preferred Stock Index $14,141
2/7/17	$10,000	$10,000	$10,000
2/28/17	$10,185	$10,310	$10,183
3/31/17	$10,215	$10,315	$10,223
4/30/17	$10,310	$10,423	$10,323
5/31/17	$10,369	$10,528	$10,390
6/30/17	$10,579	$10,619	$10,600
7/31/17	$10,638	$10,822	$10,663
8/31/17	$10,675	$10,848	$10,708
9/30/17	$10,690	$11,109	$10,732
10/31/17	$10,654	$11,349	$10,698
11/30/17	$10,636	$11,694	$10,685
12/31/17	$10,687	$11,820	$10,740
1/31/18	$10,317	$12,440	$10,365
2/28/18	$10,263	$11,981	$10,319
3/31/18	$10,325	$11,730	$10,382
4/30/18	$10,202	$11,776	$10,293
5/31/18	$10,362	$12,100	$10,459
6/30/18	$10,634	$12,179	$10,744
7/31/18	$10,739	$12,602	$10,856
8/31/18	$10,825	$13,044	$10,946
9/30/18	$10,623	$13,065	$10,741
10/31/18	$10,377	$12,112	$10,517
11/30/18	$10,108	$12,346	$10,242
12/31/18	$9,909	$11,197	$10,027
1/31/19	$10,566	$12,166	$10,708
2/28/19	$10,798	$12,589	$10,957
3/31/19	$11,062	$12,771	$11,238
4/30/19	$11,057	$13,284	$11,213
5/31/19	$11,146	$12,417	$11,319
6/30/19	$11,282	$13,282	$11,462
7/31/19	$11,537	$13,480	$11,721
8/31/19	$11,577	$13,204	$11,766
9/30/19	$11,715	$13,445	$11,930
10/31/19	$11,807	$13,739	$12,043
11/30/19	$11,737	$14,248	$12,001
12/31/19	$11,922	$14,665	$12,111
1/31/20	$12,154	$14,667	$12,339
2/29/20	$11,538	$13,464	$11,693
3/31/20	$8,412	$11,630	$8,439
4/30/20	$9,817	$13,173	$10,002
5/31/20	$10,063	$13,858	$10,267
6/30/20	$10,083	$14,183	$10,296
7/31/20	$10,568	$14,986	$10,794
8/31/20	$10,949	$16,081	$11,213
9/30/20	$10,893	$15,479	$11,152
10/31/20	$10,855	$15,139	$11,053
11/30/20	$11,580	$16,960	$11,913
12/31/20	$11,909	$17,720	$12,269
1/31/21	$11,897	$17,661	$12,271
2/28/21	$11,937	$18,200	$12,319
3/31/21	$12,413	$18,869	$12,840
4/30/21	$12,504	$19,865	$13,014
5/31/21	$12,621	$19,957	$13,139
6/30/21	$12,869	$20,458	$13,408
7/31/21	$12,888	$20,825	$13,434
8/31/21	$12,953	$21,438	$13,516
9/30/21	$12,915	$20,487	$13,481
10/31/21	$12,910	$21,867	$13,561
11/30/21	$12,539	$21,610	$13,150
12/31/21	$12,746	$22,450	$13,382
1/31/22	$12,500	$21,165	$13,114
2/28/22	$11,856	$20,648	$12,414
3/31/22	$11,866	$21,339	$12,429
4/30/22	$11,109	$19,409	$11,802
5/31/22	$11,326	$19,380	$12,039
6/30/22	$10,621	$17,759	$11,285
7/31/22	$11,390	$19,454	$12,117
8/31/22	$10,985	$18,717	$11,677
9/30/22	$9,773	$16,970	$10,393
10/31/22	$9,334	$18,362	$9,876
11/30/22	$9,914	$19,306	$10,505
12/31/22	$9,670	$18,175	$10,183
1/31/23	$11,036	$19,429	$11,662
2/28/23	$10,731	$18,975	$11,340
3/31/23	$10,003	$19,494	$10,563
4/30/23	$10,274	$19,697	$10,858
5/31/23	$10,050	$19,781	$10,609
6/30/23	$10,659	$21,138	$11,233
7/31/23	$10,849	$21,896	$11,445
8/31/23	$10,911	$21,471	$11,506
9/30/23	$10,658	$20,445	$11,252
10/31/23	$10,159	$19,901	$10,716
11/30/23	$11,128	$21,760	$11,765
12/31/23	$11,580	$22,919	$12,230
1/31/24	$11,764	$23,163	$12,433
2/29/24	$11,878	$24,412	$12,559
3/31/24	$11,779	$25,199	$12,460
4/30/24	$11,552	$24,101	$12,223
5/31/24	$11,868	$25,239	$12,565
6/30/24	$11,905	$26,032	$12,613
7/31/24	$12,068	$26,511	$12,797
8/31/24	$12,554	$27,086	$13,316
9/30/24	$13,143	$27,636	$13,952
10/31/24	$13,123	$27,436	$13,929
11/30/24	$12,938	$29,250	$13,728
12/31/24	$12,721	$28,364	$13,496
1/31/25	$12,704	$29,255	$13,489
2/28/25	$12,806	$28,686	$13,601
3/31/25	$12,466	$26,991	$13,256
4/30/25	$12,505	$26,814	$13,275
5/31/25	$12,411	$28,530	$13,158
6/30/25	$12,492	$29,990	$13,261
7/31/25	$13,025	$30,666	$13,790
8/31/25	$13,157	$31,378	$13,924
9/30/25	$13,383	$32,463	$14,212
10/31/25	$13,274	$33,160	$14,141
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/17
InfraCap REIT Preferred ETF - NAV	1.15	4.10	3.30
FT Wilshire 5000 Index	20.86	16.98	14.71
Indxx REIT Preferred Stock Index	1.52	5.05	4.05

*The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

*The Indxx REIT Preferred Stock Index is a market cap weighted index designed to provide diversified exposure to high yielding liquid preferred securities issued by Real Estate Investment Trusts listed in the U.S. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

InfraCap REIT Preferred ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$107,254,290
Total number of portfolio holdings	111
Total advisory fees paid	$447,385
Portfolio turnover rate	10%

ASSET ALLOCATION Footnote Reference(1)

Real Estate	62.7%
Financials	37.0%
Money Market Funds	0.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

InfraCap REIT Preferred ETF | 3

Virtus InfraCap U.S. Preferred Stock ETF

PFFA / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Virtus InfraCap U.S. Preferred Stock ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus InfraCap U.S. Preferred Stock ETF	$215	2.11%

Portfolio Manager Commentary by Infrastructure Capital Advisors, LLC

For the fiscal year ended October 31, 2025, the Fund at NAV returned 4.11%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86%, and the S&P U.S. Preferred Stock Index, which serves as the style-specific index, returned 1.65%.

What factors impacted Fund performance over the reporting period?

Sector allocation, interest rate sensitives, and credit qualities were factors that positively contributed to the Fund’s relative outperformance to the S&P U.S. Preferred Stock Index (“Benchmark”) for the 12-month period. Overweight exposure to the Utilities and Real Estate sectors also positively contributed to the Fund’s income and total return. Underweight exposure to the Technology and Hardware Sector detracted from relative performance. In addition, underweight exposure to convertible securities detracted from relative performance. Finally, factors such as interest rate sensitives, and credit qualities helped to increase income and total return as a result of the Fund’s overweight exposure to non-investment grade securities and preferred securities with high yields.

FACTOR

IMPACT

  SUMMARY

Utilities/Real Estate

Positive

Overweight exposure to utilities and Real Estate sectors relative to the benchmark contributed to outperformance.

Credits/ Interest Rates

Positive

Overweight higher yielding preferred securities and non-investment grade credits that provided enhanced income and relative outperformance.

Technology and Hardware

Negative

Underweight exposure to Technology and Hardware sectors relative to the benchmark detracted from relative performance.

Convertible Securities

Negative

Underweight exposure to high beta mandatory convertible securities which performed well during the period detracted from relative performance.

Virtus InfraCap U.S. Preferred Stock ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period.

Growth of $ 10,000

	Virtus InfraCap U.S. Preferred Stock ETF - NAV $17,101	FT Wilshire 5000 Index $27,441	S&P U.S. Preferred Stock Index $13,507
5/15/18	$10,000	$10,000	$10,000
5/31/18	$10,087	$10,013	$10,085
6/30/18	$10,279	$10,078	$10,244
7/31/18	$10,444	$10,428	$10,295
8/31/18	$10,626	$10,794	$10,417
9/30/18	$10,421	$10,812	$10,265
10/31/18	$10,102	$10,023	$10,049
11/30/18	$9,687	$10,216	$9,829
12/31/18	$9,264	$9,266	$9,686
1/31/19	$9,990	$10,068	$10,178
2/28/19	$10,514	$10,418	$10,341
3/31/19	$10,787	$10,569	$10,463
4/30/19	$10,973	$10,993	$10,569
5/31/19	$10,980	$10,275	$10,582
6/30/19	$11,255	$10,991	$10,744
7/31/19	$11,537	$11,155	$10,959
8/31/19	$11,588	$10,926	$11,042
9/30/19	$11,819	$11,126	$11,143
10/31/19	$11,958	$11,369	$11,215
11/30/19	$11,963	$11,791	$11,190
12/31/19	$12,241	$12,136	$11,394
1/31/20	$12,426	$12,137	$11,565
2/29/20	$11,346	$11,142	$11,029
3/31/20	$6,004	$9,624	$9,695
4/30/20	$8,256	$10,901	$10,720
5/31/20	$8,784	$11,468	$10,916
6/30/20	$8,719	$11,737	$10,741
7/31/20	$9,247	$12,401	$11,333
8/31/20	$9,860	$13,308	$11,551
9/30/20	$9,612	$12,810	$11,504
10/31/20	$9,762	$12,528	$11,554
11/30/20	$11,050	$14,035	$11,988
12/31/20	$11,265	$14,664	$12,303
1/31/21	$11,359	$14,615	$12,190
2/28/21	$11,638	$15,061	$12,071
3/31/21	$12,612	$15,615	$12,399
4/30/21	$12,784	$16,439	$12,559
5/31/21	$13,042	$16,515	$12,700
6/30/21	$13,445	$16,930	$12,964
7/31/21	$13,524	$17,233	$12,992
8/31/21	$13,667	$17,741	$12,967
9/30/21	$13,573	$16,954	$12,969
10/31/21	$13,815	$18,095	$13,100
11/30/21	$13,448	$17,883	$12,779
12/31/21	$13,976	$18,578	$13,119
1/31/22	$13,632	$17,515	$12,598
2/28/22	$13,224	$17,087	$12,098
3/31/22	$13,625	$17,659	$12,061
4/30/22	$13,235	$16,062	$11,334
5/31/22	$13,317	$16,038	$11,631
6/30/22	$12,144	$14,696	$11,085
7/31/22	$13,118	$16,099	$11,792
8/31/22	$12,830	$15,489	$11,289
9/30/22	$11,355	$14,043	$10,862
10/31/22	$11,151	$15,195	$10,531
11/30/22	$11,711	$15,976	$11,118
12/31/22	$11,053	$15,041	$10,636
1/31/23	$12,987	$16,078	$11,912
2/28/23	$12,840	$15,702	$11,688
3/31/23	$12,051	$16,132	$11,082
4/30/23	$12,027	$16,300	$11,316
5/31/23	$11,875	$16,370	$11,053
6/30/23	$12,576	$17,493	$11,274
7/31/23	$12,847	$18,120	$11,452
8/31/23	$13,070	$17,768	$11,354
9/30/23	$12,665	$16,919	$11,242
10/31/23	$12,171	$16,469	$10,699
11/30/23	$13,079	$18,007	$11,623
12/31/23	$13,796	$18,966	$11,915
1/31/24	$14,111	$19,168	$12,357
2/29/24	$14,335	$20,201	$12,526
3/31/24	$14,370	$20,853	$12,581
4/30/24	$14,262	$19,945	$12,199
5/31/24	$14,904	$20,886	$12,537
6/30/24	$14,796	$21,542	$12,498
7/31/24	$15,188	$21,939	$12,582
8/31/24	$15,755	$22,414	$12,944
9/30/24	$16,451	$22,870	$13,365
10/31/24	$16,426	$22,704	$13,289
11/30/24	$16,651	$24,205	$13,414
12/31/24	$16,277	$23,472	$13,012
1/31/25	$16,398	$24,209	$13,143
2/28/25	$16,580	$23,738	$13,229
3/31/25	$16,027	$22,336	$12,807
4/30/25	$15,823	$22,190	$12,760
5/31/25	$15,752	$23,610	$12,847
6/30/25	$16,011	$24,818	$13,104
7/31/25	$16,785	$25,377	$13,410
8/31/25	$17,053	$25,966	$13,542
9/30/25	$17,288	$26,864	$13,624
10/31/25	$17,101	$27,441	$13,507
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 5/15/18
Virtus InfraCap U.S. Preferred Stock ETF - NAV	4.11	11.87	7.45
FT Wilshire 5000 Index	20.86	16.98	14.47
S&P U.S. Preferred Stock Index	1.65	3.17	4.11

*The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

*The S&P U.S. Preferred Stock Index measures performance of the U.S. preferred stock market. Preferred stocks pay dividends at a specified rate and receive preference over common stocks in terms of dividend payments and liquidation of assets. The index is calculated on a total return basis with dividend reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus InfraCap U.S. Preferred Stock ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$1,859,608,602
Total number of portfolio holdings	186
Total advisory fees paid	$12,461,772
Portfolio turnover rate	58%

ASSET ALLOCATION Footnote Reference(1)

Financials	55.6%Footnote Reference+
Real Estate	18.3%
Industrials	8.5%
Utilities	7.3%
Communication Services	5.6%
Energy	3.6%
Materials	0.7%
Consumer Discretionary	0.2%
Information Technology	0.2%
Footnote	Description
Footnote+	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
Footnote(1)	Percentage of total investments as of October 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus InfraCap U.S. Preferred Stock ETF | 3

Virtus LifeSci Biotech Clinical Trials ETF

BBC / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Virtus LifeSci Biotech Clinical Trials ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Clinical Trials ETF	$85	0.79%

Portfolio Manager Commentary by Virtus Investment Advisers, LLC

For the fiscal year ended October 31, 2025, the Fund at NAV returned 15.21%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86%, and the Lifesci Biotechnology Clinical Trials Index, which serves as the style-specific index, returned 14.06%.

What factors impacted Fund performance over the reporting period?

The Fund was more concentrated in the biotechnology and pharmaceuticals sectors relative to the Fund’s broad-based securities market index, the FT Wilshire 5000 Index (the ”Benchmark”), for the 12-month period. Security selection within these sectors contributed to relative performance. Underweight exposures to the software and semiconductors sectors and the momentum, quality, and size factors detracted from relative performance. The Fund seeks to reduce concentration risk by maintaining equal exposure to all of its holdings. However, certain securities had a larger impact on the Fund’s overall returns due to their strong positive performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Biotechnology/ Pharmaceuticals

Positive

Issue selection, particularly in uniQure, Celcuity, and Praxis Precision Medicines, contributed to relative performance.

Momentum

Negative

Underweight exposure to the momentum factor detracted from relative performance, as it was a top-performing factor during the reporting period.

Software and semiconductors

Negative

Lack of exposures to these sectors relative to the Benchmark detracted from relative performance.

Quality and size factors

Negative

Underweight exposure to these factors detracted from relative performance over the period, as they are more sensitive to economic changes including higher interest rates and tighter monetary policy.

Virtus LifeSci Biotech Clinical Trials ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index and a style-specific index for the same period.

Growth of $ 10,000

	Virtus LifeSci Biotech Clinical Trials ETF - NAV $12,150	FT Wilshire 5000 Index $37,910	LifeSci Biotechnology Clinical Trials Index $12,553
10/31/15	$10,000	$10,000	$10,000
11/30/15	$11,573	$10,046	$11,583
12/31/15	$10,660	$9,848	$10,691
1/31/16	$7,043	$9,311	$7,061
2/29/16	$6,338	$9,306	$6,358
3/31/16	$6,980	$9,963	$7,011
4/30/16	$7,246	$10,028	$7,281
5/31/16	$7,683	$10,210	$7,725
6/30/16	$6,637	$10,242	$6,673
7/31/16	$7,318	$10,644	$7,363
8/31/16	$7,364	$10,669	$7,413
9/30/16	$8,313	$10,680	$8,372
10/31/16	$6,627	$10,463	$6,667
11/30/16	$7,277	$10,939	$7,341
12/31/16	$6,765	$11,165	$6,830
1/31/17	$7,273	$11,363	$7,346
2/28/17	$8,063	$11,787	$8,146
3/31/17	$8,505	$11,792	$8,600
4/30/17	$8,326	$11,916	$8,420
5/31/17	$7,695	$12,036	$7,777
6/30/17	$8,809	$12,140	$8,935
7/31/17	$8,892	$12,372	$9,022
8/31/17	$10,137	$12,401	$10,298
9/30/17	$10,684	$12,701	$10,862
10/31/17	$10,183	$12,974	$10,350
11/30/17	$10,361	$13,369	$10,518
12/31/17	$10,523	$13,513	$10,721
1/31/18	$12,048	$14,222	$12,288
2/28/18	$12,262	$13,698	$12,534
3/31/18	$11,900	$13,410	$12,169
4/30/18	$11,499	$13,463	$11,759
5/31/18	$12,871	$13,833	$13,164
6/30/18	$12,143	$13,923	$12,423
7/31/18	$12,127	$14,406	$12,410
8/31/18	$13,308	$14,912	$13,655
9/30/18	$12,868	$14,937	$13,201
10/31/18	$9,974	$13,847	$10,163
11/30/18	$10,189	$14,114	$10,395
12/31/18	$8,682	$12,801	$8,817
1/31/19	$9,297	$13,909	$9,466
2/28/19	$9,897	$14,392	$10,082
3/31/19	$10,585	$14,601	$10,790
4/30/19	$10,321	$15,186	$10,522
5/31/19	$9,848	$14,195	$10,045
6/30/19	$10,712	$15,184	$10,944
7/31/19	$10,330	$15,411	$10,556
8/31/19	$9,854	$15,095	$10,074
9/30/19	$8,859	$15,370	$9,058
10/31/19	$9,807	$15,707	$10,036
11/30/19	$11,942	$16,289	$12,234
12/31/19	$14,117	$16,766	$14,477
1/31/20	$13,170	$16,768	$13,497
2/29/20	$12,764	$15,393	$13,069
3/31/20	$10,915	$13,296	$11,167
4/30/20	$13,083	$15,060	$13,470
5/31/20	$15,279	$15,843	$15,769
6/30/20	$16,036	$16,214	$16,582
7/31/20	$14,431	$17,133	$14,925
8/31/20	$15,057	$18,385	$15,585
9/30/20	$14,476	$17,696	$14,985
10/31/20	$14,466	$17,307	$14,978
11/30/20	$17,464	$19,389	$18,109
12/31/20	$18,467	$20,258	$19,160
1/31/21	$19,529	$20,191	$20,285
2/28/21	$20,195	$20,807	$20,998
3/31/21	$19,057	$21,572	$19,818
4/30/21	$18,838	$22,711	$19,595
5/31/21	$17,856	$22,816	$18,572
6/30/21	$18,577	$23,388	$19,345
7/31/21	$16,426	$23,808	$17,087
8/31/21	$17,744	$24,509	$18,483
9/30/21	$16,989	$23,422	$17,696
10/31/21	$16,470	$24,999	$17,164
11/30/21	$15,092	$24,705	$15,720
12/31/21	$14,340	$25,666	$14,943
1/31/22	$11,131	$24,196	$11,562
2/28/22	$10,584	$23,605	$10,989
3/31/22	$10,374	$24,396	$10,773
4/30/22	$8,201	$22,189	$8,482
5/31/22	$7,172	$22,156	$7,399
6/30/22	$8,056	$20,303	$8,341
7/31/22	$8,948	$22,241	$9,290
8/31/22	$9,423	$21,398	$9,796
9/30/22	$9,119	$19,401	$9,479
10/31/22	$9,608	$20,992	$9,996
11/30/22	$9,430	$22,071	$9,814
12/31/22	$9,266	$20,779	$9,655
1/31/23	$10,277	$22,212	$10,651
2/28/23	$9,292	$21,693	$9,555
3/31/23	$8,159	$22,286	$8,340
4/30/23	$8,547	$22,518	$8,801
5/31/23	$9,047	$22,614	$9,346
6/30/23	$8,915	$24,166	$9,199
7/31/23	$8,975	$25,032	$9,261
8/31/23	$7,973	$24,546	$8,234
9/30/23	$7,295	$23,374	$7,535
10/31/23	$6,629	$22,752	$6,817
11/30/23	$7,283	$24,876	$7,524
12/31/23	$9,114	$26,202	$9,476
1/31/24	$9,435	$26,481	$9,819
2/29/24	$11,194	$27,908	$11,670
3/31/24	$10,858	$28,808	$11,326
4/30/24	$9,709	$27,553	$10,114
5/31/24	$9,883	$28,854	$10,303
6/30/24	$9,408	$29,760	$9,797
7/31/24	$10,754	$30,309	$11,181
8/31/24	$10,434	$30,966	$10,908
9/30/24	$10,397	$31,595	$10,852
10/31/24	$10,546	$31,366	$11,006
11/30/24	$10,217	$33,440	$10,596
12/31/24	$9,032	$32,427	$9,324
1/31/25	$8,659	$33,445	$8,939
2/28/25	$7,662	$32,795	$7,878
3/31/25	$6,626	$30,857	$6,811
4/30/25	$7,216	$30,655	$7,402
5/31/25	$6,846	$32,617	$7,024
6/30/25	$7,254	$34,286	$7,445
7/31/25	$8,142	$35,059	$8,372
8/31/25	$8,556	$35,872	$8,806
9/30/25	$10,299	$37,112	$10,623
10/31/25	$12,150	$37,910	$12,553
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
Virtus LifeSci Biotech Clinical Trials ETF - NAV	15.21	-3.43	1.97
FT Wilshire 5000 Index	20.86	16.98	14.25
LifeSci Biotechnology Clinical Trials Index	14.06	-3.47	2.30

*The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

*The LifeSci Biotechnology Clinical Trials Index is designed to track the performance of U.S.-listed biotechnology stocks with a lead drug in the clinical trial stage of development, typically a Phase 1, Phase 2 or Phase 3 trial, but prior to receiving marketing approval. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus LifeSci Biotech Clinical Trials ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$20,987,645
Total number of portfolio holdings	111
Total advisory fees paid	$93,802
Portfolio turnover rate	53%

ASSET ALLOCATION Footnote Reference(1)

Health Care	89.5%
Money Market Fund	10.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus LifeSci Biotech Clinical Trials ETF | 3

Virtus LifeSci Biotech Products ETF

BBP / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Virtus LifeSci Biotech Products ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Products ETF	$86	0.79%

Portfolio Manager Commentary by Virtus Investment Advisers, LLC

For the fiscal year ended October 31, 2025, the Fund at NAV returned 17.96%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86%, and the Lifesci Biotechnology Products Index, which serves as the style-specific index, returned 19.11%.

What factors impacted Fund performance over the reporting period?

The Fund underperformed the Fund's broad-based securities market index, the FT Wilshire 5000 Index (the “Benchmark”), for the 12-month period. Exposure to the biotechnology and pharmaceuticals sectors had a positive impact on the Fund’s relative performance thanks to breakthrough treatments and regulatory approvals in select holdings. Also holding a less diversified portfolio than the Benchmark contributed to relative performance, while owning a higher concentration of smaller-capitalization companies had mixed effects. Underweighting quality factors detracted from relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Biotechnology and pharmaceuticals

Positive

Issue selection, particularly in Insmed and Bridgebio Pharma, enhanced total returns. In addition, Rhythm Pharmaceuticals and Travere Therapeutics contributed to the Fund's relative performance.

Concentration

Positive

While holding a less diversified portfolio than the Benchmark, the Fund produced higher idiosyncratic returns over the 12-month period.

Size

Mixed

Owning a higher concentration of smaller-capitalization companies contributed to the Fund’s relative performance. However, the Benchmark’s inclusion of larger-capitalization companies and more diversified holdings led the Benchmark to outperform.

Quality factor

Negative

Underweight exposures to quality and more speculative biotech companies exposed the Fund to more risk and higher price-to-book ratios than the Benchmark.

Virtus LifeSci Biotech Products ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index and a style-specific index for the same period.

Growth of $ 10,000

	Virtus LifeSci Biotech Products ETF - NAV $24,827	FT Wilshire 5000 Index $37,910	LifeSci Biotechnology Products Index $26,972
10/31/15	$10,000	$10,000	$10,000
11/30/15	$10,360	$10,046	$10,365
12/31/15	$10,223	$9,848	$10,240
1/31/16	$8,005	$9,311	$8,021
2/29/16	$7,595	$9,306	$7,615
3/31/16	$8,176	$9,963	$8,203
4/30/16	$8,580	$10,028	$8,615
5/31/16	$9,272	$10,210	$9,323
6/30/16	$8,990	$10,242	$9,048
7/31/16	$10,278	$10,644	$10,352
8/31/16	$10,060	$10,669	$10,133
9/30/16	$11,064	$10,680	$11,159
10/31/16	$9,603	$10,463	$9,672
11/30/16	$11,280	$10,939	$11,435
12/31/16	$10,887	$11,165	$11,048
1/31/17	$11,714	$11,363	$11,893
2/28/17	$12,617	$11,787	$12,814
3/31/17	$12,519	$11,792	$12,720
4/30/17	$12,616	$11,916	$12,820
5/31/17	$11,769	$12,036	$11,948
6/30/17	$13,125	$12,140	$13,335
7/31/17	$13,278	$12,372	$13,499
8/31/17	$13,617	$12,401	$13,852
9/30/17	$13,779	$12,701	$14,027
10/31/17	$13,068	$12,974	$13,306
11/30/17	$13,194	$13,369	$13,442
12/31/17	$13,477	$13,513	$13,739
1/31/18	$14,405	$14,222	$14,703
2/28/18	$13,703	$13,698	$13,998
3/31/18	$13,692	$13,410	$14,008
4/30/18	$13,398	$13,463	$13,710
5/31/18	$14,441	$13,833	$14,783
6/30/18	$14,568	$13,923	$14,915
7/31/18	$14,724	$14,406	$15,082
8/31/18	$15,154	$14,912	$15,538
9/30/18	$15,081	$14,937	$15,471
10/31/18	$12,089	$13,847	$12,369
11/30/18	$12,783	$14,114	$13,099
12/31/18	$11,617	$12,801	$11,932
1/31/19	$13,701	$13,909	$14,107
2/28/19	$14,708	$14,392	$15,158
3/31/19	$14,898	$14,601	$15,362
4/30/19	$13,939	$15,186	$14,380
5/31/19	$12,696	$14,195	$13,104
6/30/19	$13,679	$15,184	$14,130
7/31/19	$12,784	$15,411	$13,201
8/31/19	$12,381	$15,095	$12,787
9/30/19	$11,948	$15,370	$12,337
10/31/19	$12,599	$15,707	$13,028
11/30/19	$14,678	$16,289	$15,214
12/31/19	$14,508	$16,766	$15,034
1/31/20	$13,812	$16,768	$14,308
2/29/20	$13,807	$15,393	$14,312
3/31/20	$12,471	$13,296	$12,919
4/30/20	$14,562	$15,060	$15,123
5/31/20	$15,402	$15,843	$16,015
6/30/20	$15,773	$16,214	$16,420
7/31/20	$14,958	$17,133	$15,571
8/31/20	$15,645	$18,385	$16,306
9/30/20	$15,852	$17,696	$16,532
10/31/20	$16,035	$17,307	$16,733
11/30/20	$17,193	$19,389	$17,966
12/31/20	$17,728	$20,258	$18,543
1/31/21	$18,756	$20,191	$19,647
2/28/21	$18,237	$20,807	$19,106
3/31/21	$17,424	$21,572	$18,252
4/30/21	$17,903	$22,711	$18,774
5/31/21	$17,227	$22,816	$18,066
6/30/21	$17,758	$23,388	$18,647
7/31/21	$16,832	$23,808	$17,666
8/31/21	$17,507	$24,509	$18,402
9/30/21	$16,950	$23,422	$17,815
10/31/21	$17,247	$24,999	$18,146
11/30/21	$16,041	$24,705	$16,854
12/31/21	$16,268	$25,666	$17,116
1/31/22	$14,386	$24,196	$15,094
2/28/22	$14,018	$23,605	$14,706
3/31/22	$14,459	$24,396	$15,193
4/30/22	$12,877	$22,189	$13,485
5/31/22	$12,596	$22,156	$13,191
6/30/22	$13,770	$20,303	$14,474
7/31/22	$14,164	$22,241	$14,923
8/31/22	$15,730	$21,398	$16,605
9/30/22	$15,083	$19,401	$15,926
10/31/22	$15,543	$20,992	$16,429
11/30/22	$16,715	$22,071	$17,691
12/31/22	$16,426	$20,779	$17,399
1/31/23	$17,384	$22,212	$18,437
2/28/23	$16,453	$21,693	$17,449
3/31/23	$16,426	$22,286	$17,433
4/30/23	$17,114	$22,518	$18,182
5/31/23	$17,186	$22,614	$18,271
6/30/23	$17,509	$24,166	$18,637
7/31/23	$18,311	$25,032	$19,508
8/31/23	$17,639	$24,546	$18,799
9/30/23	$16,682	$23,374	$17,784
10/31/23	$15,529	$22,752	$16,557
11/30/23	$17,028	$24,876	$18,178
12/31/23	$19,290	$26,202	$20,628
1/31/24	$19,098	$26,481	$20,432
2/29/24	$19,827	$27,908	$21,218
3/31/24	$18,866	$28,808	$20,192
4/30/24	$17,599	$27,553	$18,838
5/31/24	$18,841	$28,854	$20,190
6/30/24	$19,576	$29,760	$20,990
7/31/24	$20,911	$30,309	$22,446
8/31/24	$21,377	$30,966	$22,970
9/30/24	$20,973	$31,595	$22,547
10/31/24	$21,047	$31,366	$22,645
11/30/24	$21,850	$33,440	$23,538
12/31/24	$19,989	$32,427	$21,533
1/31/25	$20,724	$33,445	$22,342
2/28/25	$20,703	$32,795	$22,332
3/31/25	$19,495	$30,857	$21,037
4/30/25	$19,637	$30,655	$21,201
5/31/25	$18,672	$32,617	$20,168
6/30/25	$19,438	$34,286	$21,013
7/31/25	$20,502	$35,059	$22,189
8/31/25	$22,424	$35,872	$24,309
9/30/25	$23,317	$37,112	$25,302
10/31/25	$24,827	$37,910	$26,972
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
Virtus LifeSci Biotech Products ETF - NAV	17.96	9.14	9.52
FT Wilshire 5000 Index	20.86	16.98	14.25
LifeSci Biotechnology Products Index	19.11	10.02	10.43

*The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

*The LifeSci Biotechnology Products Index is designed to track the performance of U.S.-listed biotechnology stocks with at least one drug therapy approved by the U.S. Food and Drug Administration for marketing. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus LifeSci Biotech Products ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$29,845,747
Total number of portfolio holdings	57
Total advisory fees paid	$185,950
Portfolio turnover rate	29%

ASSET ALLOCATION Footnote Reference(1)

Health Care	98.7%
Money Market Fund	1.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus LifeSci Biotech Products ETF | 3

Virtus Newfleet Multi-Sector Bond ETF

NFLT / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Bond ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Bond ETF	$51	0.49%

Portfolio Manager Commentary by Newfleet Asset Management

For the fiscal year ended October 31, 2025, the Fund at NAV returned 8.01%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 6.16%.

What factors impacted Fund performance over the reporting period?

Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within emerging markets sovereign debt was additive to performance. Issue selection within agency mortgage-backed securities had a positive impact on performance during the period, however the Fund’s underweight detracted. In addition, the Fund’s allocation to asset-backed securities had a negative impact, while selection was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

U.S. Treasuries

Positive

The Fund’s underweight to U.S. Treasuries had a positive impact, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt

Positive

Allocation to and selection within emerging markets sovereign debt was additive to Fund performance.

Agency mortgage- backed securities (MBS)

Mixed

The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Positioning within the sector was positive, however. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.

Asset-backed securities

Mixed

The allocation to asset-backed securities had a negative impact on performance. However, positioning within the sector was positive.

Virtus Newfleet Multi-Sector Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Growth of $ 10,000

	Virtus Newfleet Multi-Sector Bond ETF - NAV $14,976	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
11/30/15	$9,952	$9,974
12/31/15	$9,911	$9,941
1/31/16	$9,921	$10,078
2/29/16	$9,960	$10,150
3/31/16	$10,104	$10,243
4/30/16	$10,265	$10,282
5/31/16	$10,289	$10,285
6/30/16	$10,429	$10,470
7/31/16	$10,608	$10,536
8/31/16	$10,719	$10,524
9/30/16	$10,751	$10,517
10/31/16	$10,737	$10,437
11/30/16	$10,593	$10,190
12/31/16	$10,690	$10,205
1/31/17	$10,772	$10,225
2/28/17	$10,883	$10,293
3/31/17	$10,888	$10,288
4/30/17	$10,999	$10,367
5/31/17	$11,066	$10,447
6/30/17	$11,059	$10,437
7/31/17	$11,178	$10,481
8/31/17	$11,220	$10,575
9/30/17	$11,259	$10,525
10/31/17	$11,302	$10,531
11/30/17	$11,281	$10,518
12/31/17	$11,330	$10,566
1/31/18	$11,362	$10,444
2/28/18	$11,254	$10,345
3/31/18	$11,233	$10,412
4/30/18	$11,160	$10,334
5/31/18	$11,129	$10,408
6/30/18	$11,099	$10,395
7/31/18	$11,206	$10,398
8/31/18	$11,204	$10,465
9/30/18	$11,245	$10,397
10/31/18	$11,118	$10,315
11/30/18	$11,041	$10,377
12/31/18	$11,007	$10,567
1/31/19	$11,289	$10,679
2/28/19	$11,383	$10,673
3/31/19	$11,502	$10,878
4/30/19	$11,589	$10,881
5/31/19	$11,642	$11,074
6/30/19	$11,792	$11,213
7/31/19	$11,863	$11,238
8/31/19	$11,935	$11,529
9/30/19	$11,958	$11,468
10/31/19	$11,978	$11,502
11/30/19	$12,002	$11,496
12/31/19	$12,149	$11,488
1/31/20	$12,308	$11,709
2/29/20	$12,265	$11,920
3/31/20	$11,033	$11,850
4/30/20	$11,441	$12,061
5/31/20	$11,879	$12,117
6/30/20	$12,086	$12,193
7/31/20	$12,445	$12,375
8/31/20	$12,527	$12,275
9/30/20	$12,467	$12,269
10/31/20	$12,518	$12,214
11/30/20	$12,845	$12,334
12/31/20	$13,060	$12,351
1/31/21	$13,060	$12,262
2/28/21	$12,981	$12,085
3/31/21	$12,909	$11,934
4/30/21	$13,050	$12,028
5/31/21	$13,124	$12,068
6/30/21	$13,221	$12,153
7/31/21	$13,269	$12,288
8/31/21	$13,306	$12,265
9/30/21	$13,264	$12,159
10/31/21	$13,233	$12,155
11/30/21	$13,144	$12,191
12/31/21	$13,267	$12,160
1/31/22	$13,063	$11,898
2/28/22	$12,890	$11,765
3/31/22	$12,725	$11,439
4/30/22	$12,402	$11,005
5/31/22	$12,286	$11,076
6/30/22	$11,861	$10,902
7/31/22	$12,176	$11,168
8/31/22	$12,027	$10,853
9/30/22	$11,626	$10,384
10/31/22	$11,682	$10,249
11/30/22	$12,009	$10,626
12/31/22	$12,026	$10,578
1/31/23	$12,407	$10,904
2/28/23	$12,205	$10,622
3/31/23	$12,345	$10,891
4/30/23	$12,463	$10,957
5/31/23	$12,365	$10,838
6/30/23	$12,452	$10,800
7/31/23	$12,583	$10,792
8/31/23	$12,564	$10,723
9/30/23	$12,381	$10,451
10/31/23	$12,215	$10,286
11/30/23	$12,716	$10,751
12/31/23	$13,135	$11,163
1/31/24	$13,176	$11,132
2/29/24	$13,152	$10,975
3/31/24	$13,299	$11,076
4/30/24	$13,128	$10,797
5/31/24	$13,305	$10,980
6/30/24	$13,399	$11,084
7/31/24	$13,647	$11,343
8/31/24	$13,842	$11,505
9/30/24	$14,030	$11,660
10/31/24	$13,866	$11,370
11/30/24	$14,010	$11,491
12/31/24	$13,919	$11,303
1/31/25	$14,040	$11,363
2/28/25	$14,203	$11,613
3/31/25	$14,135	$11,617
4/30/25	$14,123	$11,663
5/31/25	$14,270	$11,579
6/30/25	$14,503	$11,757
7/31/25	$14,569	$11,726
8/31/25	$14,746	$11,866
9/30/25	$14,878	$11,996
10/31/25	$14,976	$12,071
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Bond ETF - NAV	8.01	3.65	4.12
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

*The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Multi-Sector Bond ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$326,624,092
Total number of portfolio holdings	842
Total advisory fees paid	$920,619
Portfolio turnover rate	91%

ASSET ALLOCATION Footnote Reference(1)

Corporate Bonds	26.8%
Foreign Bonds	23.7%
Mortgage Backed Securities	22.5%
Asset Backed Securities	9.6%
Term Loans	7.9%
U.S. Government Securities	6.1%
Money Market Fund	2.8%
Exchange Traded Funds	0.6%
Common Stocks	0.0%Footnote Reference(2)
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.
Footnote(2)	Amount rounds to less than 0.05%.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet Multi-Sector Bond ETF | 3

Virtus Private Credit Strategy ETF

VPC / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Virtus Private Credit Strategy ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Private Credit Strategy ETF	$73	0.75%

Portfolio Manager Commentary by Virtus Investment Advisers, LLC

For the fiscal year ended October 31, 2025, the Fund at NAV returned -5.06%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 6.16%, and the Indxx Private Credit Index, which serves as the style-specific index, returned -4.80%.

What factors impacted Fund performance over the reporting period?

The Fund underperformed the Bloomberg U.S. Aggregate Bond Index (the “Benchmark”) for the 12-month period. Overweight exposure in the asset management industry contributed the most to relative underperformance. Underweight exposure to fixed income and overweight exposure to cash also contributed to underperformance. The Fund’s performance stalled in the third quarter of 2025 as performance in business development companies (BDCs) was softer due to expectations of rate cuts and elevated credit concerns. Bankruptcies during the reporting period increased investor scrutiny of private credit in general, and BDCs and closed-end funds that invest in similar assets were not immune. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Asset management/ Collateralized loan obligations (CLOs)

Negative

Overweight exposures to these sectors detracted from relative performance as credit quality concerns and a negative shift in investor sentiment caused these areas to lag the broader market in September 2025.

Fixed income

Negative

The Fund was underweight to Treasury, securitized, and government-related securities relative to the benchmark, which hurt relative performance as these sectors outperformed.

Cash allocation

Negative

An overweight exposure to cash was somewhat of a drag on Fund performance relative to the benchmark.

Virtus Private Credit Strategy ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period.

Growth of $ 10,000

	Virtus Private Credit Strategy ETF - NAV $14,648	Bloomberg U.S. Aggregate Bond Index $11,299	Indxx Private Credit Index $15,325
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,232	$9,991	$10,237
3/31/19	$10,156	$10,183	$10,163
4/30/19	$10,514	$10,185	$10,534
5/31/19	$10,183	$10,366	$10,203
6/30/19	$10,434	$10,496	$10,464
7/31/19	$10,588	$10,520	$10,628
8/31/19	$10,334	$10,792	$10,367
9/30/19	$10,583	$10,735	$10,629
10/31/19	$10,503	$10,767	$10,554
11/30/19	$10,737	$10,762	$10,800
12/31/19	$10,935	$10,754	$11,011
1/31/20	$11,046	$10,961	$11,129
2/29/20	$10,067	$11,158	$10,124
3/31/20	$6,634	$11,093	$6,588
4/30/20	$7,596	$11,290	$7,583
5/31/20	$8,074	$11,342	$8,161
6/30/20	$8,116	$11,414	$8,210
7/31/20	$8,173	$11,584	$8,281
8/31/20	$8,497	$11,491	$8,627
9/30/20	$8,499	$11,484	$8,642
10/31/20	$8,223	$11,433	$8,353
11/30/20	$9,715	$11,545	$9,916
12/31/20	$9,959	$11,561	$10,178
1/31/21	$10,316	$11,478	$10,555
2/28/21	$11,107	$11,313	$11,382
3/31/21	$11,551	$11,171	$11,853
4/30/21	$12,155	$11,260	$12,485
5/31/21	$12,363	$11,296	$12,707
6/30/21	$12,522	$11,376	$12,878
7/31/21	$12,494	$11,503	$12,849
8/31/21	$12,734	$11,481	$13,103
9/30/21	$12,711	$11,382	$13,081
10/31/21	$13,265	$11,379	$13,665
11/30/21	$13,151	$11,412	$13,545
12/31/21	$13,249	$11,383	$13,647
1/31/22	$13,293	$11,138	$13,693
2/28/22	$13,102	$11,013	$13,493
3/31/22	$13,322	$10,708	$13,732
4/30/22	$12,822	$10,301	$13,205
5/31/22	$12,386	$10,368	$12,751
6/30/22	$11,595	$10,205	$11,911
7/31/22	$12,392	$10,454	$12,758
8/31/22	$12,336	$10,159	$12,700
9/30/22	$10,890	$9,720	$11,171
10/31/22	$11,574	$9,594	$11,900
11/30/22	$12,237	$9,947	$12,604
12/31/22	$11,749	$9,902	$12,082
1/31/23	$12,656	$10,207	$13,035
2/28/23	$12,686	$9,943	$13,069
3/31/23	$12,210	$10,195	$12,584
4/30/23	$12,253	$10,257	$12,631
5/31/23	$12,089	$10,145	$12,452
6/30/23	$12,742	$10,109	$13,157
7/31/23	$13,487	$10,102	$13,943
8/31/23	$13,414	$10,038	$13,878
9/30/23	$13,523	$9,783	$14,002
10/31/23	$12,873	$9,628	$13,323
11/30/23	$13,669	$10,064	$14,178
12/31/23	$14,281	$10,450	$14,842
1/31/24	$14,521	$10,421	$15,101
2/29/24	$14,586	$10,274	$15,175
3/31/24	$14,889	$10,368	$15,501
4/30/24	$14,959	$10,107	$15,580
5/31/24	$15,406	$10,278	$16,059
6/30/24	$15,439	$10,375	$16,096
7/31/24	$15,640	$10,618	$16,309
8/31/24	$15,413	$10,770	$16,073
9/30/24	$15,506	$10,914	$16,179
10/31/24	$15,428	$10,644	$16,097
11/30/24	$15,930	$10,756	$16,646
12/31/24	$15,786	$10,580	$16,483
1/31/25	$16,321	$10,636	$17,054
2/28/25	$16,408	$10,870	$17,158
3/31/25	$15,662	$10,874	$16,370
4/30/25	$14,932	$10,917	$15,605
5/31/25	$15,382	$10,839	$16,088
6/30/25	$15,665	$11,006	$16,400
7/31/25	$15,710	$10,977	$16,447
8/31/25	$15,920	$11,108	$16,680
9/30/25	$14,917	$11,229	$15,609
10/31/25	$14,648	$11,299	$15,325
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/19
Virtus Private Credit Strategy ETF - NAV	-5.06	12.24	5.83
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.83
Indxx Private Credit Index	-4.80	12.90	6.54

*The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

*The Indxx Private Credit Index is an index of listed business development companies ('BDCs') and closed end funds ('CEFs') with a private credit focus. The Index is designed to serve as a broad-based benchmark for long-only investments in private credit. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Private Credit Strategy ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$51,250,767
Total number of portfolio holdings	60
Total advisory fees paid	$414,930
Portfolio turnover rate	32%

ASSET ALLOCATION Footnote Reference(1)

Financials	48.7%
Closed-End Funds	32.5%
Money Market Fund	18.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Private Credit Strategy ETF | 3

Virtus Real Asset Income ETF

VRAI / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Virtus Real Asset Income ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Real Asset Income ETF	$56	0.55%

Portfolio Manager Commentary by Virtus Investment Advisers, LLC

For the fiscal year ended October 31, 2025, the Fund at NAV returned 4.20%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86%, and the Indxx Real Asset Income Index, which serves as the style-specific index, returned 4.93%.

What factors impacted Fund performance over the reporting period?

The Fund underperformed the Fund’s broad-based securities market index, the FT Wilshire 5000 Index (the “Benchmark”), for the 12-month period. Overweight exposures in the oil & gas industry and real estate investment trusts (REITs) sector detracted from relative performance. Underweighting momentum, value, and quality factors also detracted. An underweight to information technology was negative for relative performance. Additionally, the Fund’s investments in companies, especially within the communication services sector, that experienced corporate restructuring and encountered regulatory challenges affected its relative performance. Exposure to non-U.S. companies contributed to relative returns. The Fund seeks to reduce concentration risk by maintaining equal exposure to all of its holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Oil & gas and REITs

Negative

Issue selection, particularly in Northern Oil and Gas and Civitas Resources, detracted from relative returns.

Momentum, value, and quality factors

Negative

Underweight exposure to these factors detracted from the Fund’s relative returns.

Information technology and communication services sectors

Negative

Underweight exposures to the semiconductors and software industries within the information technology sector relative to the Benchmark harmed relative performance. Investments in companies within the communication services sector also affected relative performance due to corporate restructuring and regulatory challenges.

Geographical exposure

Positive

The Fund's exposure to companies based outside the U.S. resulted in gains relative to the Benchmark. However, this performance did not offset the results from other areas of asset allocation.

Virtus Real Asset Income ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period.

Growth of $ 10,000

	Virtus Real Asset Income ETF - NAV $12,839	FT Wilshire 5000 Index $27,193	Indxx Real Asset Income Index $13,378
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,201	$10,323	$10,205
3/31/19	$10,301	$10,473	$10,308
4/30/19	$10,309	$10,893	$10,322
5/31/19	$9,728	$10,182	$9,738
6/30/19	$10,246	$10,892	$10,271
7/31/19	$10,109	$11,054	$10,136
8/31/19	$9,712	$10,828	$9,740
9/30/19	$10,186	$11,025	$10,228
10/31/19	$10,187	$11,266	$10,238
11/30/19	$10,159	$11,684	$10,215
12/31/19	$10,571	$12,026	$10,646
1/31/20	$10,131	$12,027	$10,204
2/29/20	$9,166	$11,041	$9,215
3/31/20	$6,770	$9,537	$6,735
4/30/20	$7,938	$10,802	$7,964
5/31/20	$8,212	$11,364	$8,262
6/30/20	$8,302	$11,631	$8,365
7/31/20	$8,419	$12,289	$8,489
8/31/20	$8,543	$13,187	$8,619
9/30/20	$8,076	$12,694	$8,138
10/31/20	$7,994	$12,414	$8,058
11/30/20	$9,575	$13,908	$9,705
12/31/20	$9,930	$14,531	$10,076
1/31/21	$9,893	$14,483	$10,045
2/28/21	$10,305	$14,925	$10,478
3/31/21	$10,972	$15,473	$11,176
4/30/21	$11,497	$16,290	$11,716
5/31/21	$11,813	$16,366	$12,053
6/30/21	$11,667	$16,777	$11,905
7/31/21	$11,729	$17,077	$11,974
8/31/21	$11,782	$17,580	$12,034
9/30/21	$11,398	$16,801	$11,641
10/31/21	$12,004	$17,931	$12,271
11/30/21	$11,682	$17,721	$11,943
12/31/21	$12,314	$18,410	$12,600
1/31/22	$12,070	$17,356	$12,361
2/28/22	$12,284	$16,932	$12,623
3/31/22	$13,192	$17,499	$13,541
4/30/22	$12,477	$15,916	$12,796
5/31/22	$12,615	$15,892	$12,948
6/30/22	$11,331	$14,563	$11,608
7/31/22	$11,925	$15,954	$12,232
8/31/22	$11,374	$15,349	$11,659
9/30/22	$10,237	$13,916	$10,478
10/31/22	$10,773	$15,058	$11,040
11/30/22	$11,687	$15,832	$12,003
12/31/22	$11,161	$14,905	$11,457
1/31/23	$11,931	$15,932	$12,278
2/28/23	$11,173	$15,560	$11,474
3/31/23	$11,286	$15,986	$11,595
4/30/23	$11,460	$16,152	$11,772
5/31/23	$10,877	$16,221	$11,143
6/30/23	$11,349	$17,334	$11,654
7/31/23	$11,714	$17,956	$12,048
8/31/23	$11,236	$17,607	$11,533
9/30/23	$10,772	$16,766	$11,038
10/31/23	$10,541	$16,320	$10,792
11/30/23	$11,219	$17,844	$11,518
12/31/23	$11,797	$18,794	$12,138
1/31/24	$11,331	$18,995	$11,657
2/29/24	$11,501	$20,019	$11,842
3/31/24	$12,066	$20,664	$12,448
4/30/24	$11,712	$19,764	$12,072
5/31/24	$11,993	$20,697	$12,376
6/30/24	$11,803	$21,347	$12,178
7/31/24	$12,422	$21,740	$12,839
8/31/24	$12,580	$22,212	$13,013
9/30/24	$12,685	$22,663	$13,133
10/31/24	$12,322	$22,499	$12,749
11/30/24	$12,895	$23,986	$13,365
12/31/24	$12,126	$23,260	$12,546
1/31/25	$12,410	$23,990	$12,859
2/28/25	$12,580	$23,524	$13,045
3/31/25	$12,610	$22,134	$13,086
4/30/25	$11,762	$21,989	$12,197
5/31/25	$12,128	$23,396	$12,594
6/30/25	$12,524	$24,593	$13,021
7/31/25	$12,575	$25,148	$13,080
8/31/25	$13,056	$25,731	$13,601
9/30/25	$13,110	$26,621	$13,664
10/31/25	$12,839	$27,193	$13,378
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/19
Virtus Real Asset Income ETF - NAV	4.20	9.94	3.78
FT Wilshire 5000 Index	20.86	16.98	16.01
Indxx Real Asset Income Index	4.93	10.67	4.42

*The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

*The Indxx Real Asset Income Index tracks the performance of US-listed securities in the Real Asset space (Real Estate, Natural Resources and Infrastructure) emphasizing dividend growth. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Real Asset Income ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$15,282,989
Total number of portfolio holdings	89
Total advisory fees paid	$80,761
Portfolio turnover rate	57%

ASSET ALLOCATION Footnote Reference(1)

Energy	40.5%
Real Estate	29.8%
Utilities	12.2%
Money Market Fund	8.0%
Communication Services	4.2%
Materials	3.0%
Information Technology	1.2%
Consumer Discretionary	1.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Real Asset Income ETF | 3

Virtus WMC International Dividend ETF

VWID / Cboe BZX Exchange, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the Virtus WMC International Dividend ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus WMC International Dividend ETF	$56	0.49%

Portfolio Manager Commentary by Wellington Management Company LLP

For the fiscal year ended October 31, 2025, the Fund at NAV returned 26.77%. For the same period, the MSCI ACWI ex USA Index, a broad-based securities market index, returned 24.93%, and the MSCI World ex USA Value Index, a style-specific index, returned 29.49%.

What factors impacted Fund performance over the reporting period?

The Fund seeks to provide above market yield through a well-diversified portfolio. The Fund delivered yield in excess of its benchmark, the MSCI ACWI ex USA Index (the “Benchmark”), and above core equity indexes for the 12-month period. The Fund’s European exposure contributed most to absolute yield and was supplemented by yield from exposures in other regions, notably the United Kingdom and Japan. Security selection was the key driver of outperformance, driven by our overweight position in Banco Bilbao Vizcaya (financials). Our overweight exposure to value stocks also contributed to relative performance. Not owning Taiwan Semiconductor (information technology) and SK Hynix (information technology) detracted from relative performance. Sector allocation, a fallout of our risk-based construction process as we look to provide above market yield over time through a broadly diversified portfolio, detracted from relative performance. Our underweight exposure to the information technology sector detracted from relative performance. From a regional perspective, our exposure in Developed Europe and the Middle East contributed, while our lack of exposure in Emerging Markets detracted. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Financials

Positive

An overweight exposure to financials contributed. Strong security selection, particularly in Banco Bilbao Vizcaya and CaixaBank, also contributed to relative performance.

Developed Europe and the Middle East

Positive

Exposure to Developed Europe and the Middle East names contributed to relative performance, driven by strong security selection in the region.

Value Stocks

Positive

Our overweight exposure to value stocks contributed to relative performance as investors favored these names over other areas of the market.

Information Technology

Negative

Our underweight exposure to information technology stocks detracted from relative performance. This positioning is a natural byproduct of the portfolio’s income focus as technology names tend to be lower yielding relative to other areas of the market.

Virtus WMC International Dividend ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific indexes for the same period.

Growth of $ 10,000

	Virtus WMC Internatinal Dividend ETF - NAV $20,267	MSCI ACWI ex USA Index $16,984	MSCI World ex USA Value Index $17,677
10/10/17	$10,000	$10,000	$10,000
10/31/17	$10,038	$10,053	$10,017
11/30/17	$10,289	$10,135	$10,108
12/31/17	$10,503	$10,362	$10,280
1/31/18	$11,080	$10,939	$10,796
2/28/18	$10,637	$10,423	$10,250
3/31/18	$10,457	$10,239	$10,021
4/30/18	$10,638	$10,402	$10,322
5/31/18	$10,632	$10,162	$9,928
6/30/18	$10,496	$9,971	$9,815
7/31/18	$10,765	$10,210	$10,088
8/31/18	$10,878	$9,996	$9,744
9/30/18	$10,943	$10,042	$9,928
10/31/18	$10,027	$9,225	$9,261
11/30/18	$10,181	$9,312	$9,215
12/31/18	$9,431	$8,891	$8,732
1/31/19	$10,204	$9,562	$9,370
2/28/19	$10,513	$9,749	$9,535
3/31/19	$10,545	$9,807	$9,473
4/30/19	$10,928	$10,066	$9,706
5/31/19	$10,316	$9,526	$9,145
6/30/19	$10,965	$10,100	$9,639
7/31/19	$10,962	$9,978	$9,435
8/31/19	$10,675	$9,669	$9,063
9/30/19	$10,875	$9,918	$9,500
10/31/19	$11,090	$10,264	$9,812
11/30/19	$11,379	$10,355	$9,864
12/31/19	$11,688	$10,803	$10,219
1/31/20	$11,629	$10,513	$9,854
2/29/20	$10,695	$9,682	$8,935
3/31/20	$9,091	$8,280	$7,280
4/30/20	$10,053	$8,908	$7,683
5/31/20	$10,571	$9,199	$7,907
6/30/20	$10,740	$9,615	$8,179
7/31/20	$10,840	$10,043	$8,217
8/31/20	$11,257	$10,473	$8,712
9/30/20	$10,881	$10,216	$8,289
10/31/20	$10,403	$9,996	$7,976
11/30/20	$11,840	$11,341	$9,483
12/31/20	$12,269	$11,954	$9,890
1/31/21	$12,184	$11,980	$9,832
2/28/21	$12,350	$12,217	$10,325
3/31/21	$12,875	$12,372	$10,713
4/30/21	$13,203	$12,736	$10,951
5/31/21	$13,740	$13,134	$11,360
6/30/21	$13,489	$13,049	$11,111
7/31/21	$13,632	$12,834	$11,062
8/31/21	$13,570	$13,078	$11,172
9/30/21	$13,059	$12,659	$10,992
10/31/21	$13,255	$12,961	$11,236
11/30/21	$12,872	$12,378	$10,562
12/31/21	$13,668	$12,889	$11,201
1/31/22	$13,835	$12,414	$11,373
2/28/22	$13,664	$12,168	$11,256
3/31/22	$13,948	$12,188	$11,375
4/30/22	$13,279	$11,423	$10,805
5/31/22	$13,561	$11,505	$11,092
6/30/22	$12,418	$10,515	$9,969
7/31/22	$12,482	$10,875	$10,192
8/31/22	$11,945	$10,525	$9,833
9/30/22	$10,902	$9,473	$8,949
10/31/22	$11,395	$9,756	$9,520
11/30/22	$12,822	$10,908	$10,503
12/31/22	$12,846	$10,826	$10,569
1/31/23	$13,599	$11,705	$11,413
2/28/23	$13,259	$11,294	$11,214
3/31/23	$13,594	$11,570	$11,164
4/30/23	$14,059	$11,771	$11,529
5/31/23	$13,236	$11,343	$10,896
6/30/23	$13,793	$11,852	$11,513
7/31/23	$14,350	$12,334	$12,030
8/31/23	$13,924	$11,777	$11,650
9/30/23	$13,775	$11,405	$11,535
10/31/23	$13,408	$10,934	$11,015
11/30/23	$14,396	$11,918	$11,899
12/31/23	$15,030	$12,517	$12,523
1/31/24	$14,828	$12,393	$12,484
2/29/24	$14,779	$12,707	$12,496
3/31/24	$15,212	$13,104	$13,051
4/30/24	$14,952	$12,868	$12,885
5/31/24	$15,525	$13,242	$13,405
6/30/24	$15,133	$13,229	$13,028
7/31/24	$15,820	$13,536	$13,656
8/31/24	$16,391	$13,921	$14,048
9/30/24	$16,646	$14,296	$14,291
10/31/24	$15,986	$13,595	$13,651
11/30/24	$15,827	$13,472	$13,648
12/31/24	$15,555	$13,210	$13,355
1/31/25	$16,171	$13,742	$13,987
2/28/25	$16,652	$13,933	$14,451
3/31/25	$17,178	$13,901	$14,729
4/30/25	$17,972	$14,403	$15,334
5/31/25	$18,652	$15,063	$15,971
6/30/25	$19,039	$15,574	$16,281
7/31/25	$18,960	$15,529	$16,335
8/31/25	$20,078	$16,068	$17,269
9/30/25	$20,276	$16,647	$17,564
10/31/25	$20,267	$16,984	$17,677
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 10/10/17
Virtus WMC International Dividend ETF - NAV	26.77	14.27	9.16
MSCI ACWI ex USA Index	24.93	11.18	6.79
MSCI World ex USA Value Index	29.49	17.25	7.32

*The MSCI AC World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

*The MSCI World Ex USA Value Index (net) captures large and mid cap securities exhibiting overall value style characteristics across 22 of 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price, and dividend yield. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus WMC International Dividend ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$13,494,164
Total number of portfolio holdings	144
Total advisory fees paid	$60,849
Portfolio turnover rate	30%

ASSET ALLOCATION Footnote Reference(1)

Financials	37.9%
Industrials	11.2%
Energy	8.7%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Health Care	5.3%
Materials	5.0%
Communication Services	5.0%
Real Estate	4.6%
Utilities	4.0%
Information Technology	3.4%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus WMC International Dividend ETF | 3

InfraCap MLP ETF

AMZA / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about the InfraCap MLP ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap MLP ETF	$176	1.72%

Portfolio Manager Commentary by Infrastructure Capital Advisors, LLC

For the fiscal year ended October 31, 2025, the Fund at NAV returned 5.52%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86%, and the Alerian MLP Infrastructure Index, which serves as the style-specific index, returned 11.44%.

What factors impacted Fund performance over the reporting period?

Natural Gas and Refining exposure were factors that positively contributed to the Fund’s performance for the 12-month period. The Fund’s overweight exposure to select companies with regulated natural gas pipelines and refining positively contributed to performance. The Fund’s overweight exposure to C-Corps and underweight exposure to smaller size companies held in the the Alerian MLP Infrastructure Index (the "Benchmark") detracted from performance during the period. Overall, MLPs performed well during the period and continued to benefit from forecasted increases in energy demands from Artificial Intelligence and data centers.

FACTOR

IMPACT

  SUMMARY

Natural Gas

Positive

Issue selection, particularly in MPLX, LP (MPLX), Williams Cos (WMB), and Enterprise Products Partners (EPD), enhanced relative returns due to outperformance from natural gas distribution companies.

Refining & Marketing

Positive

Overweight exposures to the MLP refining sector relative to Benchmark enhanced relative returns during the period.

C-Corp

Negative

A small overweight to Oneoke Inc. (OKE) relative to Benchmark detracted from relative performance.

Company Size

Negative

Underweight exposure to small company issuers that performed well during the period due to strong MLP sector performance detracted from relative performance.

InfraCap MLP ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index and a style-specific index for the same period.

Growth of $ 10,000

	InfraCap MLP ETF - NAV $11,210	FT Wilshire 5000 Index $37,910	Alerian MLP Infrastructure Index $18,998
10/31/15	$10,000	$10,000	$10,000
11/30/15	$8,791	$10,046	$9,205
12/31/15	$7,809	$9,848	$9,003
1/31/16	$6,247	$9,311	$7,824
2/29/16	$6,080	$9,306	$7,826
3/31/16	$6,747	$9,963	$8,494
4/30/16	$8,113	$10,028	$9,517
5/31/16	$8,529	$10,210	$9,709
6/30/16	$8,959	$10,242	$10,241
7/31/16	$9,199	$10,644	$10,295
8/31/16	$9,372	$10,669	$10,231
9/30/16	$9,457	$10,680	$10,431
10/31/16	$9,140	$10,463	$9,989
11/30/16	$9,374	$10,939	$10,253
12/31/16	$9,676	$11,165	$10,690
1/31/17	$9,898	$11,363	$11,177
2/28/17	$10,064	$11,787	$11,286
3/31/17	$10,045	$11,792	$11,129
4/30/17	$9,949	$11,916	$10,942
5/31/17	$9,520	$12,036	$10,424
6/30/17	$9,528	$12,140	$10,360
7/31/17	$9,665	$12,372	$10,455
8/31/17	$9,178	$12,401	$9,868
9/30/17	$9,280	$12,701	$9,924
10/31/17	$8,826	$12,974	$9,465
11/30/17	$8,601	$13,369	$9,330
12/31/17	$9,042	$13,513	$9,748
1/31/18	$9,655	$14,222	$10,327
2/28/18	$8,626	$13,698	$9,299
3/31/18	$7,887	$13,410	$8,625
4/30/18	$8,523	$13,463	$9,305
5/31/18	$8,998	$13,833	$9,706
6/30/18	$8,765	$13,923	$9,585
7/31/18	$9,452	$14,406	$10,237
8/31/18	$9,637	$14,912	$10,459
9/30/18	$9,346	$14,937	$10,255
10/31/18	$8,151	$13,847	$9,414
11/30/18	$7,956	$14,114	$9,365
12/31/18	$6,772	$12,801	$8,584
1/31/19	$7,909	$13,909	$9,697
2/28/19	$7,914	$14,392	$9,711
3/31/19	$8,212	$14,601	$10,076
4/30/19	$8,095	$15,186	$9,951
5/31/19	$7,536	$14,195	$9,854
6/30/19	$8,044	$15,184	$10,108
7/31/19	$7,899	$15,411	$10,063
8/31/19	$7,196	$15,095	$9,524
9/30/19	$7,412	$15,370	$9,596
10/31/19	$6,877	$15,707	$8,961
11/30/19	$6,379	$16,289	$8,408
12/31/19	$7,107	$16,766	$9,158
1/31/20	$6,472	$16,768	$8,616
2/29/20	$5,181	$15,393	$7,391
3/31/20	$1,848	$13,296	$3,838
4/30/20	$3,098	$15,060	$5,664
5/31/20	$3,520	$15,843	$6,153
6/30/20	$3,067	$16,214	$5,650
7/31/20	$3,010	$17,133	$5,445
8/31/20	$3,019	$18,385	$5,451
9/30/20	$2,463	$17,696	$4,724
10/31/20	$2,567	$17,307	$4,942
11/30/20	$3,417	$19,389	$6,121
12/31/20	$3,568	$20,258	$6,276
1/31/21	$3,865	$20,191	$6,626
2/28/21	$4,298	$20,807	$7,146
3/31/21	$4,657	$21,572	$7,647
4/30/21	$5,133	$22,711	$8,219
5/31/21	$5,539	$22,816	$8,807
6/30/21	$5,895	$23,388	$9,357
7/31/21	$5,414	$23,808	$8,739
8/31/21	$5,237	$24,509	$8,511
9/30/21	$5,373	$23,422	$8,770
10/31/21	$5,681	$24,999	$9,236
11/30/21	$5,168	$24,705	$8,530
12/31/21	$5,432	$25,666	$8,845
1/31/22	$6,148	$24,196	$9,827
2/28/22	$6,450	$23,605	$10,349
3/31/22	$6,507	$24,396	$10,548
4/30/22	$6,468	$22,189	$10,508
5/31/22	$7,077	$22,156	$11,321
6/30/22	$5,879	$20,303	$9,709
7/31/22	$6,770	$22,241	$10,931
8/31/22	$7,143	$21,398	$11,372
9/30/22	$6,429	$19,401	$10,521
10/31/22	$7,563	$20,992	$12,036
11/30/22	$7,651	$22,071	$12,191
12/31/22	$7,183	$20,779	$11,621
1/31/23	$7,791	$22,212	$12,327
2/28/23	$7,643	$21,693	$12,103
3/31/23	$7,512	$22,286	$12,017
4/30/23	$7,651	$22,518	$12,221
5/31/23	$7,558	$22,614	$12,220
6/30/23	$8,023	$24,166	$12,765
7/31/23	$8,270	$25,032	$13,542
8/31/23	$8,351	$24,546	$13,641
9/30/23	$8,566	$23,374	$13,964
10/31/23	$8,539	$22,752	$13,921
11/30/23	$9,342	$24,876	$14,894
12/31/23	$8,868	$26,202	$14,382
1/31/24	$9,293	$26,481	$15,010
2/29/24	$9,856	$27,908	$15,731
3/31/24	$10,504	$28,808	$16,502
4/30/24	$10,136	$27,553	$16,284
5/31/24	$10,118	$28,854	$16,374
6/30/24	$10,755	$29,760	$17,137
7/31/24	$10,906	$30,309	$17,263
8/31/24	$10,904	$30,966	$17,340
9/30/24	$10,803	$31,595	$17,262
10/31/24	$10,623	$31,366	$17,047
11/30/24	$12,758	$33,440	$19,644
12/31/24	$11,609	$32,427	$18,222
1/31/25	$12,792	$33,445	$19,836
2/28/25	$13,182	$32,795	$20,478
3/31/25	$13,097	$30,857	$20,451
4/30/25	$11,555	$30,655	$18,725
5/31/25	$11,733	$32,617	$18,999
6/30/25	$12,208	$34,286	$19,499
7/31/25	$12,479	$35,059	$20,132
8/31/25	$12,310	$35,872	$19,926
9/30/25	$11,615	$37,112	$19,107
10/31/25	$11,210	$37,910	$18,998
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
InfraCap MLP ETF - NAV	5.52	34.29	1.15
FT Wilshire 5000 Index	20.86	16.98	14.25
Alerian MLP Infrastructure Index	11.44	30.91	6.63

*The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

*The Alerian MLP Infrastructure Index is a composite of energy infrastructure Master Limited Partnerships (MLPs), whose constituents earn the majority of their cash flow from the transportation, storage, and processing of energy commodities. The index is calculated using a float-adjusted, capitalization-weighted methodology on a total-return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

InfraCap MLP ETF | 2

KEY FUND STATISTICS (as of October 31, 2025)

Fund net assets	$372,979,550
Total number of portfolio holdings	28
Total advisory fees paid	$3,933,705
Portfolio turnover rate	237%

ASSET ALLOCATION Footnote Reference(1)

Common Stocks	97.5%
Money Market Funds	1.9%
Preferred Stocks	0.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

InfraCap MLP ETF | 3

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant’s board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $228,500 for 2025 and $227,321 for 2024.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2025 and $0 for 2024.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $127,538 for 2025 and $208,817 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registrant, which include but are not limited to accounting consultations concerning financial accounting and reporting standards, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2025 and $0 for 2024.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $192,502 for 2025 and $252,136 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: James A. Simpson, Robert S. Tull, Jr., and Myles J. Edwards.

(b)	Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual financial statements are attached herewith.

ANNUAL FINANCIALS

(FORM N-CSR Items 7-11)

ETFis Series Trust I

October 31, 2025

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF

VIRTUS LIFESCI BIOTECH PRODUCTS ETF

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

VIRTUS WMC INTERNATIONAL DIVIDEND ETF

INFRACAP MLP ETF

Schedule of Investments — InfraCap REIT Preferred ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
PREFERRED STOCKS — 99.3%
Financials — 36.8%
ACRES Commercial Realty Corp., Series C, 9.82%	18,523	$464,927
Adamas Trust, Inc., Series D, 8.00%	24,373	528,407
Adamas Trust, Inc., Series E, 11.28%	29,405	739,536
Adamas Trust, Inc., Series F, 6.88%	21,860	485,729
AG Mortgage Investment Trust, Inc., Series B, 8.00%	26,727	570,087
AG Mortgage Investment Trust, Inc., Series C, 10.63%	10,665	269,074
AGNC Investment Corp., Series C, 9.26%	7,420	188,913
AGNC Investment Corp., Series D, 8.50%	36,247	889,864
AGNC Investment Corp., Series E, 9.14%	781	19,627
AGNC Investment Corp., Series F, 8.85%	77,457	1,925,581
AGNC Investment Corp., Series G, 7.75%	6,899	170,405
Annaly Capital Management, Inc., Series F, 9.14%	68,298	1,734,769
Annaly Capital Management, Inc., Series G, 8.44%	47,956	1,203,216
Annaly Capital Management, Inc., Series I, 9.25%	42,102	1,070,233
Arbor Realty Trust, Inc., Series D, 6.38%	40,135	712,396
Arbor Realty Trust, Inc., Series E, 6.25%	21,425	374,938
Arbor Realty Trust, Inc., Series F, 6.25%	48,268	1,064,792
ARMOUR Residential REIT, Inc., Series C, 7.00%	26,163	564,598
Chimera Investment Corp., Series A, 8.00%	26,375	587,371
Chimera Investment Corp., Series B, 10.05%	43,906	1,054,183
Chimera Investment Corp., Series C, 8.89%	39,738	880,197
Chimera Investment Corp., Series D, 9.60%	31,184	751,223
DigitalBridge Group, Inc., Series H, 7.13%	81,996	1,757,994
DigitalBridge Group, Inc., Series I, 7.15%	136,908	2,929,831
DigitalBridge Group, Inc., Series J, 7.13%	122,200	2,571,088
Dynex Capital, Inc., Series C, 9.61%	5,490	141,587
Ellington Financial, Inc., 10.05%	15,612	394,203
Ellington Financial, Inc., Series C, 8.63%	573	14,508
Franklin BSP Realty Trust, Inc., Series E, 7.50%	39,863	856,257
Granite Point Mortgage Trust, Inc., Series A, 7.00%	30,469	588,966
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	11,888	259,158
Invesco Mortgage Capital, Inc., Series C, 7.50%	30,139	740,817
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	51,463	1,007,131
MFA Financial, Inc., Series B, 7.50%	32,783	697,294
MFA Financial, Inc., Series C, 9.50%	42,944	1,019,920
PennyMac Mortgage Investment Trust, 9.00%	6,301	159,415
PennyMac Mortgage Investment Trust, Series A, 8.13%	17,750	425,468
PennyMac Mortgage Investment Trust, Series B, 8.00%	30,107	727,686
PennyMac Mortgage Investment Trust, Series C, 6.75%	39,418	743,818
Ready Capital Corp., 5.75%	2,952	73,210
Ready Capital Corp., 9.00%	17,175	407,219
Ready Capital Corp., Series E, 6.50%	17,750	263,233
Rithm Capital Corp., Series A, 9.95%	8,181	207,388
Rithm Capital Corp., Series B, 9.79%	27,612	691,404
Rithm Capital Corp., Series C, 9.12%	65,355	1,600,544

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Financials (continued)
Rithm Capital Corp., Series D, 7.00%	72,517	$1,784,643
TPG RE Finance Trust, Inc., Series C, 6.25%	31,840	557,518
Two Harbors Investment Corp., Series A, 8.13%	19,404	452,113
Two Harbors Investment Corp., Series B, 7.63%	43,603	978,015
Two Harbors Investment Corp., Series C, 9.16%	49,311	1,161,767
Total Financials		39,462,261
Real Estate — 62.5%
Agree Realty Corp., Series A, 4.25%	64,698	1,140,626
American Homes 4 Rent, Series G, 5.88%	35,884	884,899
American Homes 4 Rent, Series H, 6.25%	42,382	1,052,769
Armada Hoffler Properties, Inc., Series A, 6.75%	33,808	722,815
Brookfield Property Partners LP, Series A2, 6.38%	84,588	1,233,293
Chatham Lodging Trust, Series A, 6.63%	16,605	333,760
City Office REIT, Inc., Series A, 6.63%	18,946	472,703
CTO Realty Growth, Inc., Series A, 6.38%	34,945	732,447
DiamondRock Hospitality Co., 8.25%	10,874	276,200
Digital Realty Trust, Inc., Series J, 5.25%	75,866	1,724,434
Digital Realty Trust, Inc., Series K, 5.85%	78,228	1,893,900
Digital Realty Trust, Inc., Series L, 5.20%	139,189	3,088,604
Diversified Healthcare Trust, 5.63%	38,163	648,771
Diversified Healthcare Trust, 6.25%	133,956	2,377,719
EPR Properties, Series G, 5.75%	35,255	699,812
Federal Realty Investment Trust, Series C, 5.00%	56,769	1,187,607
Gladstone Commercial Corp., Series E, 6.63%	25,055	561,232
Gladstone Commercial Corp., Series G, 6.00%	15,659	314,276
Gladstone Land Corp., Series B, 6.00%	46,550	924,017
Gladstone Land Corp., Series C, 6.00%	90,685	1,786,495
Global Medical REIT, Inc., Series A, 7.50%	9,815	240,369
Global Net Lease, Inc., Series A, 7.25%	73,316	1,689,934
Global Net Lease, Inc., Series B, 6.88%	34,829	774,945
Global Net Lease, Inc., Series D, 7.50%	86,065	2,075,888
Global Net Lease, Inc., Series E, 7.38%	33,854	793,876
Hudson Pacific Properties, Inc., Series C, 4.75%	181,169	2,715,723
Kimco Realty Corp., Series L, 5.13%	82,188	1,718,551
Kimco Realty Corp., Series M, 5.25%	110,729	2,358,528
National Storage Affiliates Trust, Series A, 6.00%	86,196	1,973,026
Pebblebrook Hotel Trust, Series E, 6.38%	18,878	365,289
Pebblebrook Hotel Trust, Series F, 6.30%	74,404	1,425,581
Pebblebrook Hotel Trust, Series G, 6.38%	119,622	2,331,433
Pebblebrook Hotel Trust, Series H, 5.70%	105,597	1,853,227
Public Storage, Series F, 5.15%	27,311	603,846
Public Storage, Series G, 5.05%	38,559	822,849
Public Storage, Series H, 5.60%	28,912	697,357
Public Storage, Series I, 4.88%	40,717	830,220
Public Storage, Series J, 4.70%	32,011	627,736
Public Storage, Series K, 4.75%	27,643	547,884
Public Storage, Series L, 4.63%	63,680	1,223,930
Public Storage, Series M, 4.13%	5,603	96,708
Public Storage, Series N, 3.88%	33,725	$544,659
Public Storage, Series O, 3.90%	23,007	374,324
Public Storage, Series P, 4.00%	74,171	1,238,656

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
Public Storage, Series Q, 3.95%	20,394	$340,988
Public Storage, Series R, 4.00%	51,111	854,065
Public Storage, Series S, 4.10%	11,909	203,644
Regency Centers Corp., Series B, 5.88%	2,369	55,719
Saul Centers, Inc., Series E, 6.00%	28,617	622,992
SL Green Realty Corp., Series I, 6.50%	86,559	1,857,556
Summit Hotel Properties, Inc., Series E, 6.25%	48,632	963,400
Summit Hotel Properties, Inc., Series F, 5.88%	16,253	329,123
Sunstone Hotel Investors, Inc., Series H, 6.13%	18,747	392,562
Sunstone Hotel Investors, Inc., Series I, 5.70%	19,158	381,053
UMH Properties, Inc., Series D, 6.38%	130,041	2,933,725
Vornado Realty Trust, Series L, 5.40%	115,977	2,069,030
Vornado Realty Trust, Series M, 5.25%	131,988	2,355,986
Vornado Realty Trust, Series N, 5.25%	113,173	2,009,952
Vornado Realty Trust, Series O, 4.45%	112,032	1,655,833
Total Real Estate		67,006,546
Total Preferred Stocks
(Cost $110,067,936)		106,468,807

Security Description	Shares	Value
MONEY MARKET FUNDS — 0.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.96%(1)	184,036	$184,036
RBC BlueBay Government Money Market Fund - Institutional Shares, 4.04%(1)	184,037	184,037
(Cost $368,073)		368,073
TOTAL INVESTMENTS — 99.6%
(Cost $110,436,009)		106,836,880
Other Assets in Excess of Liabilities — 0.4%		417,410
Net Assets — 100.0%		$107,254,290

(1)The rate shown reflects the seven-day yield as of October 31, 2025.

Portfolio Composition

Asset Allocation as of 10/31/2025 (based on net assets)

Real Estate	62.5%
Financials	36.8%
Money Market Funds	0.3%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$106,468,807	$—	$—	$106,468,807
Money Market Funds	368,073	—	—	368,073
Total	$106,836,880	$—	$—	$106,836,880

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
PREFERRED STOCKS — 123.8%
Communication Services — 7.1%
Array Digital Infrastructure, Inc., 5.50%(1)	230,445	$4,189,804
Array Digital Infrastructure, Inc., 6.25%	50,209	1,077,987
Liberty Broadband Corp., Series A, 7.00%(1)	142,809	3,470,259
Qwest Corp., 6.50%(1)	1,808,513	35,718,132
Qwest Corp., 6.75%(1)	1,558,880	32,019,395
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	666,282	13,418,919
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	2,264,133	41,456,275
Total Communication Services		131,350,771
Consumer Discretionary — 0.3%
Ford Motor Co., 6.00%(1)	217,674	4,801,889
Energy — 4.5%
Energy Transfer LP, Series I, 9.25%(1)	4,316,873	50,809,595
GasLog Partners LP, Series A, 8.63% (Greece)(1)	590,142	15,107,635
TransCanada PipeLines Ltd., 6.25% (Canada)*	713,065	17,648,359
Total Energy		83,565,589
Financials — 69.5%†
Abacus Global Management, Inc., 9.88%	97,071	2,453,955
ACRES Commercial Realty Corp., Series C, 9.82%(1)	103,384	2,594,938
ACRES Commercial Realty Corp., Series D, 7.88%	56,051	1,238,727
Adamas Trust, Inc., 9.13%(1)	243,488	6,064,069
Adamas Trust, Inc., 9.88%	273,330	6,898,849
Adamas Trust, Inc., Series D, 8.00%(1)	1,495,027	32,412,185
Adamas Trust, Inc., Series E, 11.28%(1)	1,037,617	26,096,068
AG Mortgage Investment Trust, Inc., 9.50%(1)	199,166	4,985,145
AG Mortgage Investment Trust, Inc., Series A, 8.25%	1,201	26,746
AG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	474,046	10,111,401
AG Mortgage Investment Trust, Inc., Series C, 10.63%(1)	518,173	13,073,298
AGNC Investment Corp., Series H, 8.75%*	498,038	12,650,165
American National Group, Inc., 7.38%(1)	581,305	14,794,212
Angel Oak Mortgage REIT, Inc., 9.50%	36,449	912,173
Annaly Capital Management, Inc., Series J, 8.88%*	839,761	21,775,003
Apollo Global Management, Inc., 6.75%(1)	584,919	38,218,607
Arbor Realty Trust, Inc., Series D, 6.38%(1)	39,689	704,480
Arbor Realty Trust, Inc., Series E, 6.25%(1)	23,926	418,705
Ares Management Corp., Series B, 6.75%(1)	216,101	10,219,416
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	197,225	4,256,115
Aspen Insurance Holdings Ltd., 5.63% (Bermuda)(1)	27,661	584,754
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(1)	619,664	15,596,943
Atlanticus Holdings Corp., 9.25%(1)	1,389,293	35,496,436
Atlanticus Holdings Corp., Series B, 7.63%(1)	58,916	1,415,751
Banc of California, Inc., Series F, 7.75%(1)	1,932,167	48,130,280

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Financials (continued)
Brighthouse Financial, Inc., 6.25%	40,753	$718,068
Brighthouse Financial, Inc., Series A, 6.60%	373,599	5,723,537
Brighthouse Financial, Inc., Series B, 6.75%	332,546	5,207,670
Brighthouse Financial, Inc., Series C, 5.38%(1)	732,355	9,337,526
Brighthouse Financial, Inc., Series D, 4.63%(1)	497,276	5,768,402
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	11,953	260,575
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	22,633	485,931
Chimera Investment Corp., 8.88%	620,954	15,418,288
Chimera Investment Corp., 9.00%	61,671	1,550,705
Chimera Investment Corp., 9.25%	6,615	166,301
Chimera Investment Corp., Series A, 8.00%(1)	378,893	8,437,947
Chimera Investment Corp., Series B, 10.05%(1)	747,702	17,952,325
Chimera Investment Corp., Series C, 8.89%(1)	981,181	21,733,159
Chimera Investment Corp., Series D, 9.60%(1)	951,261	22,915,877
CION Investment Corp., 7.50%(1)	826,972	20,806,616
Citizens Financial Group, Inc., Series I, 6.50%*	291,743	7,401,520
Comerica, Inc., Series B, 6.88%*	481,658	12,359,344
Compass Diversified Holdings, Series A, 7.25%(1)	950,796	15,830,753
Compass Diversified Holdings, Series B, 7.88%(1)	1,078,278	19,948,143
Compass Diversified Holdings, Series C, 7.88%(1)	927,787	17,247,560
Corebridge Financial, Inc., 6.38%(1)	956,706	23,726,309
DigitalBridge Group, Inc., Series H, 7.13%(1)	907,956	19,466,577
DigitalBridge Group, Inc., Series I, 7.15%(1)	959,300	20,529,020
DigitalBridge Group, Inc., Series J, 7.13%(1)	134,482	2,829,501
Dime Community Bancshares, Inc., 5.50%(1)	15,688	299,170
Eagle Point Income Co., Inc., Series B, 7.75%(1)	22,810	572,873
Eagle Point Income Co., Inc., Series C, 8.00%	40,387	1,018,964
Eagle Point Institutional Income Fund, Series A, 8.13%	78,028	1,955,382
Ellington Financial, Inc., 10.05%(1)	563,486	14,228,021
Enterprise Financial Services Corp., Series A, 5.00%(1)	384,074	7,777,498
F&G Annuities & Life, Inc., 7.30%(1)	388,196	9,359,406
Federal Agricultural Mortgage Corp., Series H, 6.50%	635,769	15,760,714
First Busey Corp., Series B, 8.25%	595,576	15,276,524
Flagstar Bank NA, 6.00%(1)	969,347	37,804,533
Flagstar Bank NA, Series A, 6.38%(1)	2,076,575	45,123,975
Franklin BSP Realty Trust, Inc., Series E, 7.50%(1)	235,643	5,061,612
Gladstone Investment Corp., 7.88%(1)	118,396	3,016,730
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	731,648	17,983,908
Kemper Corp., 5.88%(1)	162,582	3,846,690
KeyCorp, Series E, 6.13%	1,316	32,729
KKR & Co., Inc., Series D, 6.25%	791,376	38,793,252
KKR & Co., Inc., Series T, 6.88%	74,975	1,920,860
Live Oak Bancshares, Inc., Series A, 8.38%	657,819	16,787,541
M&T Bank Corp., Series K, 6.35%*	750,000	18,705,000
Medallion Bank/Salt Lake City UT, Series G, 9.00%	358,226	8,995,055

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Financials (continued)
Merchants Bancorp, 7.63%	1,484,898	$35,192,083
Merchants Bancorp, Series C, 6.00%(1)	244,000	4,938,560
MFA Financial, Inc., Series B, 7.50%(1)	620,458	13,197,142
MFA Financial, Inc., Series C, 9.50%(1)	1,230,148	29,216,015
Midland States Bancorp, Inc., 7.75%	19,040	450,296
Navient Corp., 6.00%(1)	367,242	6,966,581
NewtekOne, Inc., 8.63%(1)	562,054	13,961,421
NewtekOne, Inc., Series B, 8.50%	227,209	5,462,104
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	24,540	571,046
Oxford Lane Capital Corp., Series 2032, 7.95%	126,034	3,182,359
Oxford Square Capital Corp., 7.75%	283,221	7,106,015
Pearl Diver Credit Co., Inc., Series A, 8.00%	47,809	1,217,217
PennyMac Mortgage Investment Trust, 9.00%	8	202
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	333,511	7,994,259
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	1,051,287	25,409,607
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	185,618	3,502,612
Prospect Capital Corp., Series A, 5.35%(1)	1,101,870	18,180,855
Ready Capital Corp., 9.00%(1)	446,701	10,591,281
Ready Capital Corp., Series E, 6.50%	8,972	133,055
Redwood Trust, Inc., 9.00%(1)	461,001	11,603,395
Redwood Trust, Inc., 9.13%(1)	182,015	4,567,666
Redwood Trust, Inc., 10.00%	18,420	452,211
Regions Financial Corp., 6.95%(1)	279,832	7,172,094
Rithm Capital Corp., Series C, 9.12%(1)	305,811	7,489,311
Rithm Capital Corp., Series D, 7.00%(1)	32,704	804,845
Rithm Capital Corp., Series E, 8.75%*	358,616	8,990,503
Rithm Property Trust, Inc., 9.88%	223,044	5,509,187
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	138,631	3,256,442
SLM Corp., Series B, 6.00%(1)	360,627	27,223,732
Sound Point Meridian Capital, Inc., 8.00%(1)	252,306	6,353,065
Synchrony Financial, Series A, 5.63%(1)	714,125	14,318,206
TPG RE Finance Trust, Inc., Series C, 6.25%(1)	36,145	632,899
Trinity Capital, Inc., 7.88%(1)	486,750	12,370,652
Two Harbors Investment Corp., Series B, 7.63%(1)	1,081,599	24,260,266
Two Harbors Investment Corp., Series C, 9.16%(1)	1,542,684	36,345,635
Valley National Bancorp, Series A, 8.11%(1)	1,168,278	29,639,213
Valley National Bancorp, Series B, 8.43%(1)	128,165	3,236,166
Valley National Bancorp, Series C, 8.25%(1)	698,835	17,904,153
WesBanco, Inc., Series B, 7.38%*	675,442	17,237,280
Western Alliance Bancorp, Series A, 4.25%	690,825	14,624,765
Total Financials		1,292,534,908
Industrials — 9.3%
Babcock & Wilcox Enterprises, Inc., 6.50%	94,199	2,195,779
Babcock & Wilcox Enterprises, Inc., 8.13%	14,138	353,309
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,647,771	24,123,367

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Industrials (continued)
Boeing Co., 6.00%(1)	315,391	$20,412,105
Chart Industries, Inc., Series B, 6.75%(1)	172,605	12,241,147
FTAI Aviation Ltd., Series C, 8.25%	17,728	453,837
Pitney Bowes, Inc., 6.70%(1)	1,150,133	21,772,018
Triton International Ltd., 6.88% (Bermuda)(1)	606,003	13,956,249
Triton International Ltd., 7.38% (Bermuda)(1)	1,231,349	30,537,455
Triton International Ltd., 7.63% (Bermuda)	1,340,381	33,643,563
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	705,808	13,706,791
Total Industrials		173,395,620
Information Technology — 0.2%
Hewlett Packard Enterprise Co., 7.63%	59,802	4,041,419
Materials — 0.9%
Albemarle Corp., 7.25%	12,800	566,144
Ramaco Resources, Inc., 8.25%	372,957	9,491,756
Ramaco Resources, Inc., 8.38%(1)	279,128	7,128,929
Total Materials		17,186,829
Real Estate — 22.8%
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	15,967	341,374
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	496,449	7,635,386
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	168,120	3,479,243
City Office REIT, Inc., Series A, 6.63%(1)	293,729	7,328,538
CTO Realty Growth, Inc., Series A, 6.38%(1)	332,480	6,968,781
DiamondRock Hospitality Co., 8.25%	3,451	87,655
Diversified Healthcare Trust, 5.63%(1)	2,212,461	37,611,837
Diversified Healthcare Trust, 6.25%(1)	1,895,652	33,647,823
EPR Properties, Series E, 9.00%(1)	226,870	6,837,862
EPR Properties, Series G, 5.75%(1)	645,381	12,810,813
Gladstone Land Corp., Series B, 6.00%	4	79
Global Net Lease, Inc., Series A, 7.25%(1)	954,537	22,002,078
Global Net Lease, Inc., Series B, 6.88%(1)	787,035	17,511,529
Global Net Lease, Inc., Series D, 7.50%(1)	1,757,255	42,384,991
Global Net Lease, Inc., Series E, 7.38%(1)	527,527	12,370,508
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	1,254,395	18,803,381
LXP Industrial Trust, Series C, 6.50%(1)	49,073	2,319,681
National Healthcare Properties, Series B, 7.13%(1)	545,064	9,560,423
Office Properties Income Trust, 6.38%(1)(2)	638,720	1,188,019
Pebblebrook Hotel Trust, Series E, 6.38%(1)	113,124	2,188,949
Pebblebrook Hotel Trust, Series F, 6.30%(1)	707,645	13,558,478
Pebblebrook Hotel Trust, Series G, 6.38%(1)	241,171	4,700,423
Pebblebrook Hotel Trust, Series H, 5.70%(1)	150,036	2,633,132
Regency Centers Corp., Series B, 5.88%(1)	191,698	4,508,737
RLJ Lodging Trust, Series A, 1.95%(1)	1,631,841	40,796,025
Saul Centers, Inc., Series E, 6.00%(1)	967,472	21,061,865
SL Green Realty Corp., Series I, 6.50%(1)	338,667	7,267,794
Summit Hotel Properties, Inc., Series E, 6.25%(1)	596,162	11,809,969

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
Summit Hotel Properties, Inc., Series F, 5.88%(1)	198,994	$4,029,628
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	10,090	211,285
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	137,847	2,741,777
Vornado Realty Trust, Series L, 5.40%(1)	717,505	12,800,289
Vornado Realty Trust, Series M, 5.25%(1)	1,251,156	22,333,135
Vornado Realty Trust, Series N, 5.25%(1)	991,009	17,600,320
Vornado Realty Trust, Series O, 4.45%(1)	911,401	13,470,507
Total Real Estate		424,602,314
Utilities — 9.2%
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)(1)	303,020	7,630,044
Brookfield Infrastructure Finance ULC, 7.25% (Canada)(1)	120,986	3,045,218
DTE Energy Co., Series H, 6.25%*	1,133,866	28,505,391
Eagle Point Credit Co., Inc., Series F, 8.00%	65,254	1,645,706
NextEra Energy Capital Holdings, Inc., Series U, 6.50%	85,672	2,192,346
PG&E Corp., Series A, 6.00%	5,719	235,051
SCE Trust IV, Series J, 7.43%(1)	2,790,925	66,284,469
SCE Trust V, Series K, 5.45%	596,678	14,266,571
SCE Trust VI, 5.00%(1)	560,820	9,180,623
Xcel Energy, Inc., 6.25%*	1,514,880	37,872,000
Total Utilities		170,857,419
Total Preferred Stocks
(Cost $2,279,287,568)		2,302,336,758

	Principal
CORPORATE BOND – 1.2%
Industrials – 1.2%
Babcock & Wilcox Enterprises, Inc., 8.75%, 06/30/30(3)
(Cost $22,605,000)	$22,605,000	22,544,744
	Shares
COMMON STOCKS —0.0%(4)
Utilities — 0.0%(4)
Algonquin Power & Utilities Corp. (Canada)	24,346	135,851
NextEra Energy, Inc.	40	3,256
Total Utilities		139,107

	Shares	Value
Total Common Stocks
(Cost $121,979)		$139,107
TOTAL INVESTMENTS — 125.0%
(Cost $2,302,014,547)		$2,325,020,609
Liabilities in Excess of Other Assets — (25.0)%		(465,412,007)
Net Assets — 100.0%		$1,859,608,602

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at October 31, 2025 was $1,700,181,567, or 91.4% of net assets.

(2)Security in default, no interest payments are being received.

(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $22,544,744, or 1.2% of net assets.

(4)Amount rounds to less than 0.05%.

Portfolio Composition

Asset Allocation as of 10/31/2025 (based on net assets)

Financials	69.5%†
Real Estate	22.8%
Industrials	10.5%
Utilities	9.2%
Communication Services	7.1%
Energy	4.5%
Materials	0.9%
Consumer Discretionary	0.3%
Information Technology	0.2%
Liabilities in Excess of Other Assets	(25.0)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$2,302,336,758	$—	$—	$2,302,336,758
Corporate Bond	—	22,544,744	—	22,544,744
Common Stocks	139,107	—	—	139,107
Total	$2,302,475,865	$22,544,744	$—	$2,325,020,609

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 99.4%
Health Care — 99.4%
AbCellera Biologics, Inc. (Canada)*(1)	37,931	$210,517
Allogene Therapeutics, Inc.*	85,345	105,828
Altimmune, Inc.*	16,711	67,680
AnaptysBio, Inc.*	5,104	186,704
Annexon, Inc.*	44,089	139,321
Apogee Therapeutics, Inc.*	2,854	161,508
Arbutus Biopharma Corp.*(1)	33,375	157,864
Arcellx, Inc.*	1,796	162,089
Arcturus Therapeutics Holdings, Inc.*	9,453	94,246
Arcus Biosciences, Inc.*(1)	12,779	252,002
Arcutis Biotherapeutics, Inc.*	8,851	224,019
ArriVent Biopharma, Inc.*(1)	5,056	94,699
Arrowhead Pharmaceuticals, Inc.*	7,366	312,245
Arvinas, Inc.*	15,784	160,050
Astria Therapeutics, Inc.*	21,336	269,474
Autolus Therapeutics PLC (United Kingdom)*(2)	55,573	86,138
Avidity Biosciences, Inc.*	3,718	259,702
Beam Therapeutics, Inc.*	6,851	171,343
Belite Bio, Inc.*(1)(2)	1,923	203,655
Bicara Therapeutics, Inc.*(1)	10,327	167,814
Bicycle Therapeutics PLC (United Kingdom)*(2)	13,749	110,954
Biohaven Ltd.*	7,664	131,821
Capricor Therapeutics, Inc.*(1)	8,571	55,797
Cartesian Therapeutics, Inc.*(1)	11,668	95,328
Celcuity, Inc.*	9,513	734,023
Celldex Therapeutics, Inc.*	5,871	156,932
Centessa Pharmaceuticals PLC*(2)	9,924	247,108
CG oncology, Inc.*	4,509	195,104
Cogent Biosciences, Inc.*	16,549	269,749
Compass Pathways PLC (United Kingdom)*(1)(2)	26,434	167,063
Corvus Pharmaceuticals, Inc.*(1)	28,180	226,567
Crinetics Pharmaceuticals, Inc.*	3,714	161,559
Cullinan Therapeutics, Inc.*	13,350	115,611
CureVac NV (Germany)*	21,336	113,934
Cytokinetics, Inc.*	3,599	228,860
Denali Therapeutics, Inc.*(1)	8,006	130,338
Dianthus Therapeutics, Inc.*	6,194	216,666
Disc Medicine, Inc.*	2,267	195,461
Dyne Therapeutics, Inc.*	8,263	186,579
Edgewise Therapeutics, Inc.*	7,749	141,652
Enliven Therapeutics, Inc.*	6,077	142,323
Entrada Therapeutics, Inc.*	15,221	105,786
Erasca, Inc.*	78,093	188,985
EyePoint Pharmaceuticals, Inc.*	13,486	176,532
GH Research PLC (Ireland)*	9,313	133,362
Ideaya Biosciences, Inc.*	5,363	170,865
Immatics NV (Germany)*	19,460	198,297
Immunome, Inc.*(1)	12,205	196,134
Immunovant, Inc.*	7,496	185,001
Intellia Therapeutics, Inc.*	14,309	180,580
Janux Therapeutics, Inc.*	4,675	134,219

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
KalVista Pharmaceuticals, Inc.*(1)	9,128	$99,586
Keros Therapeutics, Inc.*(1)	8,760	133,327
Kura Oncology, Inc.*	17,940	184,244
Kymera Therapeutics, Inc.*	2,527	156,270
LENZ Therapeutics, Inc.*(1)	4,039	120,039
Liquidia Corp.*(1)	8,269	201,433
Maze Therapeutics, Inc.*	8,818	290,200
MBX Biosciences, Inc.*(1)	11,146	244,766
Mereo Biopharma Group PLC (United Kingdom)*(2)	42,979	81,660
Mind Medicine MindMed, Inc.*	16,367	232,411
Mineralys Therapeutics, Inc.*	8,008	327,207
Monte Rosa Therapeutics, Inc.*	24,285	312,062
MoonLake Immunotherapeutics*	2,714	27,411
Neurogene, Inc.*(1)	5,857	200,661
Newamsterdam Pharma Co. NV (Netherlands)*	5,682	215,632
Nurix Therapeutics, Inc.*	9,990	129,271
Nuvalent, Inc. Class A*	1,534	152,357
Nuvation Bio, Inc.*(1)	66,012	344,583
Olema Pharmaceuticals, Inc.*	29,429	263,978
ORIC Pharmaceuticals, Inc.*	12,356	162,605
Pharvaris NV (Netherlands)*	6,935	154,096
Praxis Precision Medicines, Inc.*	2,653	527,310
Protagonist Therapeutics, Inc.*	2,121	166,753
Prothena Corp. PLC (Ireland)*	23,567	253,345
Rapport Therapeutics, Inc.*	10,726	310,303
Recursion Pharmaceuticals, Inc. Class A*(1)	23,111	127,573
REGENXBIO, Inc.*	11,714	149,588
Relay Therapeutics, Inc.*	34,633	247,280
Replimune Group, Inc.*	12,087	117,606
Revolution Medicines, Inc.*	2,906	170,989
Rocket Pharmaceuticals, Inc.*	38,919	146,725
Sana Biotechnology, Inc.*	47,040	232,848
Savara, Inc.*	52,868	219,402
Scholar Rock Holding Corp.*	3,586	106,217
Silence Therapeutics PLC (United Kingdom)*(1)(2)	21,393	153,174
Sionna Therapeutics, Inc.*(1)	7,033	268,731
Soleno Therapeutics, Inc.*	1,490	100,068
Spyre Therapeutics, Inc.*(1)	6,747	165,032
Stoke Therapeutics, Inc.*	10,108	303,644
Structure Therapeutics, Inc.*(1)(2)	5,377	179,162
Summit Therapeutics, Inc.*(1)	5,927	112,080
Syndax Pharmaceuticals, Inc.*	11,198	153,413
Tango Therapeutics, Inc.*(1)	23,660	191,883
Taysha Gene Therapies, Inc.*	45,088	223,636
Tectonic Therapeutic, Inc.*(1)	5,325	97,181
Terns Pharmaceuticals, Inc.*(1)	30,403	251,129
Tyra Biosciences, Inc.*	11,567	183,221
uniQure NV (Netherlands)*	7,472	505,780
Upstream Bio, Inc.*(1)	10,336	267,186
Vaxcyte, Inc.*	3,467	156,986

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Vera Therapeutics, Inc.*	5,306	$151,009
Viking Therapeutics, Inc.*(1)	4,181	159,212
Vir Biotechnology, Inc.*	22,889	136,418
Viridian Therapeutics, Inc.*	7,625	180,179
WaVe Life Sciences Ltd.*	16,595	150,019
Xencor, Inc.*	12,670	186,376
Xenon Pharmaceuticals, Inc. (Canada)*	3,643	152,715
Xeris Biopharma Holdings, Inc.*	27,032	262,210
Zymeworks, Inc.*	9,121	174,074
Total Health Care		20,854,344
Total Common Stocks
(Cost $16,637,940)		20,854,344
SECURITIES LENDING COLLATERAL — 11.6%
Money Market Fund — 11.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(3)(4)
(Cost $2,442,089)	2,442,089	$2,442,089
TOTAL INVESTMENTS — 111.0%
(Cost $19,080,029)		23,296,433
Liabilities in Excess of Other Assets — (11.0)%		(2,308,788)
Net Assets — 100.0%		$20,987,645

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,452,671; total market value of collateral held by the Fund was $4,545,415. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,103,326.

(2)American Depositary Receipts.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of October 31, 2025.

Portfolio Composition

Asset Allocation as of 10/31/2025 (based on net assets)

Health Care	99.4%
Money Market Fund	11.6%
Liabilities in Excess of Other Assets	(11.0)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$20,854,344	$—	$—	$20,854,344
Money Market Fund	2,442,089	—	—	2,442,089
Total	$23,296,433	$—	$—	$23,296,433

Schedule of Investments - Virtus LifeSci Biotech Products ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS — 99.2%

Health Care — 99.2%
ACADIA Pharmaceuticals, Inc.*	20,441	$464,011
ADMA Biologics, Inc.*	20,574	318,485
Agios Pharmaceuticals, Inc.*	12,881	556,974
Alnylam Pharmaceuticals, Inc.*	1,459	665,362
Amgen, Inc.	1,495	446,153
Amicus Therapeutics, Inc.*	72,025	650,386
Apellis Pharmaceuticals, Inc.*	23,073	495,377
Ardelyx, Inc.*	119,461	723,934
Ascendis Pharma A/S (Denmark)*(1)	2,600	524,160
Aurinia Pharmaceuticals, Inc. (Canada)*	53,997	711,140
Axsome Therapeutics, Inc.*	4,183	564,663
BeOne Medicines Ltd.*(1)	1,607	498,941
BioCryst Pharmaceuticals, Inc.*	42,730	312,784
Biogen, Inc.*	3,359	518,193
BioMarin Pharmaceutical, Inc.*	7,758	415,596
BioNTech SE (Germany)*(1)	4,236	440,163
Bridgebio Pharma, Inc.*	11,208	702,069
CRISPR Therapeutics AG (Switzerland)*	10,765	688,852
Day One Biopharmaceuticals, Inc.*	66,427	494,217
Dynavax Technologies Corp.*	42,730	438,410
Exelixis, Inc.*	10,637	411,333
Geron Corp.*	284,868	358,934
Gilead Sciences, Inc.	3,966	475,087
Halozyme Therapeutics, Inc.*	8,148	531,168
Harmony Biosciences Holdings, Inc.*	13,333	380,924
ImmunityBio, Inc.*(2)	139,309	334,342
Immunocore Holdings PLC (United Kingdom)*(1)(2)	12,472	412,698
Incyte Corp.*	6,420	600,142
Insmed, Inc.*	4,587	869,695
Ionis Pharmaceuticals, Inc.*	12,476	926,967
Iovance Biotherapeutics, Inc.*(2)	192,378	378,985
Kiniksa Pharmaceuticals International PLC*	16,026	593,122
Krystal Biotech, Inc.*(2)	3,167	625,514
Legend Biotech Corp.*(1)	11,722	379,793
Ligand Pharmaceuticals, Inc.*(2)	3,883	742,857
Madrigal Pharmaceuticals, Inc.*	1,495	626,255
Mirum Pharmaceuticals, Inc.*	9,066	658,645
Moderna, Inc.*	16,248	441,296
Neurocrine Biosciences, Inc.*	3,555	509,111
Novavax, Inc.*(2)	62,153	522,085
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
Phathom Pharmaceuticals, Inc.*(2)	44,306	600,346
PTC Therapeutics, Inc.*	8,717	595,458
Regeneron Pharmaceuticals, Inc.	852	555,334
Rhythm Pharmaceuticals, Inc.*	7,052	802,235
Roivant Sciences Ltd.*	38,744	774,493
Sarepta Therapeutics, Inc.*	11,911	285,983
Tarsus Pharmaceuticals, Inc.*	10,852	746,726
TG Therapeutics, Inc.*(2)	11,892	413,604
Theravance Biopharma, Inc.*	41,884	614,019

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Travere Therapeutics, Inc.*	29,745	$ 1,045,834
Ultragenyx Pharmaceutical, Inc.*	11,311	391,361
United Therapeutics Corp.*	1,553	691,753
Vertex Pharmaceuticals, Inc.*	966	411,101
Zai Lab Ltd. (China)*(1)	10,328	269,871
Total Health Care		29,606,941
Total Common Stocks
(Cost $21,714,650)		29,606,941
SECURITIES LENDING COLLATERAL - 1.3%
Money Market Fund — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(4)(5)
(Cost $394,428)	394,428	$394,428

TOTAL INVESTMENTS - 100.5%
(Cost $22,109,078)		30,001,369
Liabilities in Excess of Other Assets - (0.5)%		(155,622)
Net Assets - 100.0%		$29,845,747

*Non-income producing security.

(1)American Depositary Receipts.

(2)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,682,518; total market value of collateral held by the Fund was $2,709,076. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,314,648.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of October 31, 2025.

Portfolio Composition

Asset Allocation as of 10/31/2025 (based on net assets)

Health Care	99.2%
Money Market Fund	1.3%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks	$29,606,941	$—	$0	*	$29,606,941
Money Market Fund	394,428	—	—		394,428
Total	$30,001,369	$—	$—		$30,001,369

*Includes internally fair valued securities currently priced at zero ($0).

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS — 26.8%

Communication Services — 2.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$710,000	$675,576
CMG Media Corp., 8.88%, 06/18/29(1)	390,000	342,895
CSC Holdings LLC, 7.50%, 04/01/28(1)	205,000	137,817
CSC Holdings LLC, 11.75%, 01/31/29(1)	600,000	474,351
Directv Financing LLC, 8.88%, 02/01/30(1)	590,000	587,155
Directv Financing LLC, 8.88%, 02/01/30(1)	45,000	44,790
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	56,000	56,038
Gray Media, Inc., 9.63%, 07/15/32(1)	400,000	402,444
Gray Television, Inc., 5.38%, 11/15/31(1)	600,000	417,229
Hughes Satellite Systems Corp., 6.63%, 08/01/26	315,000	298,429
Meta Platforms, Inc., 5.75%, 11/15/65	995,000	987,580
Millennium Escrow Corp., 6.63%, 08/01/26(1)	635,000	613,776
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	16,900
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	350,000	357,096
Snap, Inc., 6.88%, 03/01/33(1)	305,000	312,221
Snap, Inc., 6.88%, 03/15/34(1)	170,000	173,467
Sprint Capital Corp., 8.75%, 03/15/32	380,000	462,439
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	97,659
Univision Communications, Inc., 8.00%, 08/15/28(1)	620,000	638,702
Total Communication Services		7,096,564

Consumer Discretionary – 1.9%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	450,000	460,088
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	445,000	420,073
Churchill Downs, Inc., 6.75%, 05/01/31(1)	660,000	675,636
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/30(1)	15,000	15,561
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/32(1)	100,000	102,395
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	525,000	392,051
Ford Motor Co., 3.25%, 02/12/32	105,000	91,601
Ford Motor Co., 4.75%, 01/15/43	80,000	64,423
Ford Motor Credit Co. LLC, 6.05%, 11/05/31	120,000	122,726
Ford Motor Credit Co. LLC, 6.50%, 02/07/35	370,000	383,097
Meritage Homes Corp., 3.88%, 04/15/29(1)	561,000	549,100
New Home Co., Inc. (The), 9.25%, 10/01/29(1)	375,000	393,756
New Home Co., Inc. (The), 8.50%, 11/01/30(1)	15,000	15,541
Newell Brands, Inc., 6.38%, 09/15/27	260,000	260,123
Newell Brands, Inc., 6.63%, 09/15/29	476,000	466,399
Park River Holdings, Inc., 8.00%, 03/15/31(1)	60,000	61,817
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)	75,000	75,658
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	92,500	21,506
SGUS LLC, 11.00%, 12/15/29(1)	119,409	103,588

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Stellantis Finance US, Inc., 6.45%, 03/18/35(1)	$460,000	$ 477,677
Under Armour, Inc., 7.25%, 07/15/30(1)	235,000	232,549
Wayfair LLC, 7.25%, 10/31/29(1)	5,000	5,183
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	645,000	630,431
WULF Compute LLC, 7.75%, 10/15/30(1)	275,000	285,878
Total Consumer Discretionary		6,306,857

Consumer Durables — 0.0%
White Capital Supply Holdings LLC, 7.38%, 11/15/30(1)	120,000	121,465

Consumer Staples — 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	790,000	781,177
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/34(1)	50,000	50,283
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash / 9.5% PIK)(1)(3)	218	231
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/31(1)	175,000	175,732
Pilgrim’s Pride Corp., 6.25%, 07/01/33	633,000	675,748
Post Holdings, Inc., 6.38%, 03/01/33(1)	575,000	583,794
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	455,000	456,190
Total Consumer Staples		2,723,155

Energy — 4.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	285,000	301,820
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	180,410
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	201,525
Ascent Resources Utica Holdings LLC / Aru Finance Corp., 6.63%, 07/15/33(1)	285,000	290,319
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(4)	495,000	495,513
Buckeye Partners LP, 6.75%, 02/01/30(1)	150,000	156,676
Caturus Energy LLC, 8.50%, 02/15/30(1)	270,000	276,046
Civitas Resources, Inc., 8.75%, 07/01/31(1)	280,000	288,205
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	135,000	144,087
Columbia Pipelines Operating Co. LLC, 5.44%, 02/15/35(1)	415,000	424,371
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	102,800
DT Midstream, Inc., 4.38%, 06/15/31(1)	455,000	441,938
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(4)	555,000	558,094
Equities Corp., 6.38%, 04/01/29	285,000	294,683

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	$430,000	$ 395,011
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	545,000	574,785
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	285,000	291,346
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	385,000	407,236
HF Sinclair Corp., 6.25%, 01/15/35	800,000	836,747
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	122,745
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/35(1)	395,000	380,873
Kodiak Gas Services LLC, 6.75%, 10/01/35(1)	185,000	190,635
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	555,000	543,843
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	845,000	857,536
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(1)(4)(5)	12,000	61
Nabors Industries Ltd., 7.50%, 01/15/28(1)	420,000	422,228
Nabors Industries, Inc., 7.38%, 05/15/27(1)	357,000	362,598
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,487
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	415,000	424,706
Occidental Petroleum Corp., 5.55%, 10/01/34	355,000	359,850
Occidental Petroleum Corp., 6.20%, 03/15/40	370,000	379,281
Tidewater, Inc., 9.13%, 07/15/30(1)	230,000	245,675
Transocean International Ltd., 8.75%, 02/15/30(1)	56,250	59,068
Transocean International Ltd., 7.88%, 10/15/32(1)	20,000	20,616
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	30,201
Transocean, Inc., 8.50%, 05/15/31(1)	195,000	193,761
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	115,663
Venture Global LNG, Inc., 9.00%, (US 5 Year CMT T- Note + 5.44%), perpetual(1)(2)(4)	380,000	355,538
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	270,000	288,570
VoltaGrid LLC, 7.38%, 11/01/30(1)	90,000	91,591
Western Midstream Operating LP, 5.25%, 02/01/50	935,000	807,231
Williams Cos., Inc. (The), 5.15%, 03/15/34	425,000	431,924
Total Energy		13,366,293

Financials — 7.3%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	140,739
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	530,000	525,168
Ally Financial, Inc., 5.54%, (SOFR + 1.73%), 01/17/31(2)	505,000	514,192
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	750,000	787,556

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	$110,000	$ 112,788
Apollo Debt Solutions BDC, 6.90%, 04/13/29	340,000	356,134
Apollo Global Management, Inc., 6.00%, (US 5 Year CMT T- Note + 2.17%), 12/15/54(2)	485,000	482,583
Azorra Finance Ltd., 7.25%, 01/15/31(1)	280,000	293,570
Bank of America Corp., 2.97%, (SOFR + 1.33%), 02/04/33(2)	110,000	100,349
Bank of America Corp., 5.52%, (SOFR + 1.74%), 10/25/35(2)	430,000	441,000
Blackstone Private Credit Fund, 6.00%, 11/22/34	370,000	375,418
Block, Inc., 6.50%, 05/15/32	475,000	493,166
Block, Inc., 6.00%, 08/15/33(1)	90,000	92,089
Blue Owl Finance LLC, 3.13%, 06/10/31	510,000	462,267
Blue Owl Finance LLC, 6.25%, 04/18/34	270,000	280,305
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	540,000	538,496
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	345,000	299,864
Capital One Financial Corp., 6.38%, (SOFR + 2.86%), 06/08/34(2)	360,000	389,830
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(4)	497,000	466,622
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	196,191
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	390,000	388,046
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	143,513
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	141,889
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	357,000	379,248
Corebridge Financial, Inc., 6.38%, (US 5 Year CMT T- Note + 2.65%), 09/15/54(2)	329,000	339,035
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 5.95%, 09/17/30(1)	590,000	571,990
F&G Annuities & Life, Inc., 6.50%, 06/04/29	570,000	595,492
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	220,000	214,542
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	206,763
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	65,000	68,055
Goldman Sachs Group, Inc. (The), 5.33%, (SOFR + 1.55%), 07/23/35(2)	430,000	442,986
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	142,982
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	483,000	488,192
HA Sustainable Infrastructure Capital, Inc., 6.75%, 07/15/35	290,000	297,481
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	240,000	249,628

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Huntington Bancshares, Inc./Oh, 6.14%, (US 5 Year CMT T- Note + 1.70%), 11/18/39(2)	$405,000	$ 419,662
Ion Platform Finance US, Inc. / Ion Platform Finance Sarl, 8.75%, 05/01/29(1)	290,000	295,428
Ion Platform Finance US, Inc. / Ion Platform Finance Sarl, 9.50%, 05/30/29(1)	375,000	383,156
J.P. Morgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	244,355
J.P. Morgan Chase & Co., 5.35%, (SOFR + 1.85%), 06/01/34(2)	480,000	501,217
J.P. Morgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	121,185
J.P. Morgan Chase & Co., 5.58%, (SOFR + 1.64%), 07/23/36(2)	415,000	430,567
KeyCorp., 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	99,666
KeyCorp., 6.40%, (SOFR + 2.42%), 03/06/35(2)	450,000	487,949
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	565,000	559,716
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	675,000	659,967
M&T Bank Corp., 5.40%, (US 5 Year CMT T- Note + 1.43%), 07/30/35(2)	580,000	584,348
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	440,000	432,485
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	143,011
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	190,000	196,161
Morgan Stanley, 5.42%, (SOFR + 1.88%), 07/21/34(2)	205,000	213,951
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	101,777
MSCI, Inc., 3.63%, 09/01/30(1)	459,000	436,880
National Rural Utilities Cooperative Finance Corp., 7.01%, (3-Month SOFR + 3.17%), 04/30/43(2)	88,000	88,066
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	185,000	186,222
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	83,209
Onemain Finance Corp., 6.13%, 05/15/30	65,000	65,805
Onemain Finance Corp., 6.75%, 03/15/32	135,000	137,169
Onemain Finance Corp., 6.50%, 03/15/33	315,000	314,600
OneMain Finance Corp., 7.13%, 11/15/31	325,000	337,067
PNC Financial Services Group, Inc. (The), 5.58%, (SOFR + 1.39%), 01/29/36(2)	840,000	878,147
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	98,767
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	450,000	479,628
Reinsurance Group of America, Inc., 6.65%, (US 5 Year CMT T- Note + 2.39%), 09/15/55(2)	395,000	412,712
Rocket Cos., Inc., 6.38%, 08/01/33(1)	260,000	271,175
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	100,000	104,346

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	$405,000	$ 439,032
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	68,870
Truist Financial Corp., 5.12%, (SOFR + 1.85%), 01/26/34(2)	145,000	146,921
Truist Financial Corp., 5.87%, (SOFR + 2.36%), 06/08/34(2)	505,000	534,800
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T- Note + 3.45%), perpetual(2)(4)	115,000	114,315
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	215,000	223,365
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	475,000	527,606
Total Financials		23,841,472

Health Care — 2.7%
Amgen, Inc., 5.65%, 03/02/53	635,000	634,161
AMN Healthcare, Inc., 6.50%, 01/15/31(1)	5,000	5,015
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	20,000	20,994
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	45,000	42,222
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	635,000	567,497
CVS Health Corp., 5.05%, 03/25/48	335,000	299,754
CVS Health Corp., 6.75%, (US 5 Year CMT T- Note + 2.52%), 12/10/54(2)	331,000	344,289
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	860,000	797,735
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	435,000	461,610
Global Medical Response, Inc., 7.38%, 10/01/32(1)	240,000	251,302
HCA, Inc., 5.50%, 06/01/33	170,000	177,332
HCA, Inc., 5.60%, 04/01/34	365,000	380,124
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34	645,000	677,002
Iqvia, Inc., 5.70%, 05/15/28	200,000	206,229
Iqvia, Inc., 6.25%, 02/01/29	320,000	337,340
LifePoint Health, Inc., 9.88%, 08/15/30(1)	330,000	356,685
LifePoint Health, Inc., 10.00%, 06/01/32(1)	195,000	207,653
Medline Borrower LP, 5.25%, 10/01/29(1)	430,000	428,645
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	40,000	41,200
Molina Healthcare, Inc., 6.25%, 01/15/33(1)	105,000	105,799
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(1)	535,000	509,343
Par Pharmaceutical, Inc., 0.00%, 04/01/27(1)(5)(6)(7)	35,000	0
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	265,000	279,017
Royalty Pharma PLC, 5.40%, 09/02/34	750,000	767,053
Universal Health Services, Inc., 5.05%, 10/15/34	745,000	730,207
Total Health Care		8,628,208

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials — 2.9%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	$325,919	$ 327,111
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	146,000	143,446
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	84,973
Aviation Capital Group LLC, 6.38%, 07/15/30(1)	210,000	224,401
Bnsf Funding Trust I, 6.61%, 12/15/55	185,000	186,131
Boeing Co. (The), 5.81%, 05/01/50	95,000	94,443
Boeing Co. (The), 5.93%, 05/01/60	473,000	470,573
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	570,000	591,018
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	85,952
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	360,000	332,580
CoStar Group, Inc., 2.80%, 07/15/30(1)	403,000	368,930
CRH America Finance, Inc., 5.40%, 05/21/34	450,000	466,917
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	70,475	69,555
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	475,000	497,932
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	320,000	335,314
Herc Holdings, Inc., 7.25%, 06/15/33(1)	110,000	116,057
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	88,501
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	425,000	427,088
L3harris Technologies, Inc., 5.40%, 07/31/33	525,000	547,742
LBM Acquisition LLC, 6.25%, 01/15/29(1)	625,000	570,738
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	605,000	597,988
Regal Rexnord Corp., 6.40%, 04/15/33	485,000	520,594
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	79,438
Sempra Global, 3.25%, 01/15/32(1)	233,000	207,355
Standard Building Solutions, Inc., 6.50%, 08/15/32(1)	165,000	169,787
TransDigm, Inc., 6.63%, 03/01/32(1)	400,000	414,132
TransDigm, Inc., 6.00%, 01/15/33(1)	265,000	269,479
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	151,141	158,277
United Airlines Pass-Through Trust, Series AA, 5.45%, 02/15/37	299,312	309,939
Veralto Corp., 5.45%, 09/18/33	505,000	529,332
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	62,787
Total Industrials		9,348,510

Information Technology – 1.3%
Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	95,000	100,997
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	130,000	127,540
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	110,000	107,309
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	515,000	538,611
Broadcom, Inc., 3.14%, 11/15/35(1)	600,000	520,257
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	630,000	652,173
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	99,924
Foundry Jv Holdco LLC, 5.88%, 01/25/34(1)	480,000	496,067

Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)
Gartner, Inc., 3.75%, 10/01/30(1)	$735,000	$ 695,618
Oracle Corp., 6.25%, 11/09/32	170,000	182,194
Oracle Corp., 5.50%, 08/03/35	245,000	247,949
Oracle Corp., 5.55%, 02/06/53	120,000	107,907
Rocket Software, Inc., 9.00%, 11/28/28(1)	405,000	417,670
Total Information Technology		4,294,216

Materials – 1.6%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	79,300
Bayport Polymers LLC, 5.14%, 04/14/32(1)	455,000	446,339
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(1)	205,000	213,288
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	345,000	343,658
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	465,000	466,631
Jh North America Holdings, Inc., 6.13%, 07/31/32(1)	650,000	667,114
LSB Industries, Inc., 6.25%, 10/15/28(1)	705,000	695,496
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	330,000	326,139
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	85,372
Sealed Air Corp., 6.50%, 07/15/32(1)	65,000	67,329
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	25,000	25,038
Sonoco Products Co., 5.00%, 09/01/34	560,000	553,183
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	430,000	454,478
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	700,000	641,200
Total Materials		5,064,565

Real Estate – 0.2%
Iron Mountain, Inc., 6.25%, 01/15/33(1)	390,000	399,214
Millrose Properties, Inc., 6.25%, 09/15/32(1)	275,000	276,559
Office Properties Income Trust, 9.00%, 09/30/29(1)(7)	131,000	95,139
Total Real Estate		770,912

Utilities – 1.8%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	285,000	292,296
Alpha Generation LLC, 6.25%, 01/15/34(1)	140,000	141,724
Black Hills Corp., 6.15%, 05/15/34	405,000	434,344
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	364,581
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	180,000	196,770
Dominion Energy, Inc., 6.20%, (US 5 Year CMT T- Note + 2.01%), 02/15/56(2)	365,000	369,319
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	475,000	500,656
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	470,000	447,101
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	546,000	579,437
Nextera Energy Capital Holdings, Inc., 6.50%, (US 5 Year CMT T- Note + 1.98%), 08/15/55(2)	455,000	487,024

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Utilities (continued)
NRG Energy, Inc., 7.00%, 03/15/33(1)	$651,000	$ 719,205
Puget Energy, Inc., 4.22%, 03/15/32	275,000	264,129
Southern California Edison Co., 6.00%, 01/15/34	360,000	377,824
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(4)	51,000	52,447
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	310,000	325,843
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	425,000	436,918
Total Utilities		5,989,618
Total Corporate Bonds
(Cost $85,680,839)		87,551,835

FOREIGN BONDS — 23.8% †

Communication Services — 0.5%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	680,000	507,495
Altice France SA, 6.88%, 10/15/30 (France)(1)	770,100	753,845
Altice France SA, 6.50%, 03/15/32 (France)(1)	154,020	147,608
IHS Holding Ltd., 8.25%, 11/29/31 (Nigeria)(1)	120,000	125,244
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	17,762
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32 (Turkey)(1)	150,000	157,715
Total Communication Services		1,709,669

Consumer Discretionary — 1.1%
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	540,000	566,347
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	720,000	729,450
Forvia Se, 6.75%, 09/15/33 (France)(1)	360,000	365,498
Great Canadian Gaming Corp. / Raptor LLC, 8.75%, 11/15/29 (Canada)(1)	265,000	259,331
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Hong Kong)(1)	200,000	197,856
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	320,000	268,461
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	390,000	385,029
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	35,000	36,078
Sodexo, Inc., 5.80%, 08/15/35 (France)(1)	615,000	644,137
Total Consumer Discretionary		3,452,187

Security Description	Principal	Value

FOREIGN BONDS (continued)

Consumer Staples — 0.6%
Alimentation Couche-Tard, Inc., 5.08%, 09/29/35 (Canada)(1)	$785,000	$ 787,875
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	430,000	434,301
Imperial Brands Finance PLC, 5.63%, 07/01/35 (United Kingdom)(1)	645,000	658,585
Total Consumer Staples		1,880,761

Energy — 2.1%
Azule Energy Finance PLC, 8.13%, 01/23/30 (Angola)(1)	125,000	125,745
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33 (El Salvador)(1)	111,000	117,882
Constellation Oil Services Holding SA, 9.38%, 11/07/29 (Brazil)(1)	88,000	91,058
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	480,000	442,786
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	128,000	114,867
Enbridge, Inc., 8.50%, (US 5 Year CMT T- Note + 4.43%), 01/15/84 (Canada)(2)	235,000	270,390
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Israel)(1)	78,000	75,391
FS Luxembourg Sarl, 8.88%, 02/12/31 (Brazil)(1)	188,000	196,142
Geopark Ltd., 8.75%, 01/31/30 (Colombia)(1)	171,000	162,065
Harbour Energy PLC, 6.33%, 04/01/35 (United Kingdom)(1)	560,000	573,990
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	101,000	102,036
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	350,000	379,426
Petroleos de Venezuela SA, 6.00%, 05/16/24 (Venezuela)(7)	2,246,000	503,666
Petroleos del Peru SA, 4.75%, 06/19/32 (Peru)	579,000	495,780
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	413,000	405,236
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	209,000	209,314
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	147,000	117,933
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	370,000	336,534
Petroleos Mexicanos, 6.95%, 01/28/60 (Mexico)	424,000	349,516
Petronas Capital Ltd., 3.50%, 04/21/30 (Malaysia)(1)	311,000	302,208
Petronas Capital Ltd., 5.85%, 04/03/55 (Malaysia)(1)	420,000	449,093

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Energy (continued)
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T- Note + 3.67%), 03/01/55 (Canada)(2)	$505,000	$ 540,681
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34 (Canada)	140,000	140,588
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	109,825
YPF SA, 9.50%, 01/17/31 (Argentina)(1)	112,000	117,964
Total Energy		6,730,116

Financials — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	150,000	157,794
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	240,000	248,167
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	345,000	356,931
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	220,855
Allianz SE, 5.60%, (US 5 Year CMT T- Note + 2.77%), 09/03/54 (Germany)(1)(2)	180,000	185,713
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	180,155
Banco de Credito del Peru SA, 6.45%, (US 5 Year CMT T- Note + 2.49%), 07/30/35 (Peru)(1)(2)	72,000	74,988
Banco de Credito e Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual (Chile)(1)(2)(4)	221,000	232,658
Banco Mercantil del Norte SA, 8.38%, (US 5 Year CMT T- Note + 4.07%), perpetual (Mexico)(1)(2)(4)	119,000	125,158
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	465,000	533,797
Bbva Mexico SA Institucion de Banca Multiple Grupo Financiero Bbva Mexico, 8.13%, (US 5 Year CMT T- Note + 4.21%), 01/08/39 (Mexico)(1)(2)	147,000	160,039
BPCE SA, 7.00%, (SOFR + 2.59%), 10/19/34 (France)(1)(2)	315,000	351,909
BPCE SA, 6.92%, (SOFR + 2.61%), 01/14/46 (France)(1)(2)	70,000	75,288
Brookfield Asset Management Ltd., 5.80%, 04/24/35 (Canada)	680,000	711,745

Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials (continued)
Deutsche Bank AG/New York NY, 5.40%, (SOFR + 2.05%), 09/11/35 (Germany)(2)	$640,000	$ 652,422
Lloyds Banking Group PLC, 6.63%, (US 5 Year CMT T- Note + 2.68%), perpetual (United Kingdom)(2)(4)	40,000	39,792
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	435,000	456,400
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	213,232
Nippon Life Insurance Co., 6.50%, (US 5 Year CMT T- Note + 3.19%), 04/30/55 (Japan)(1)(2)	345,000	374,162
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	380,000	399,514
Sumitomo Life Insurance Co., 5.88%, (US 5 Year CMT T- Note + 2.65%), 09/10/55 (Japan)(1)(2)	590,000	603,016
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	775,000	819,549
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	230,000	233,693
Total Financials		7,406,977

Government — 14.4%
Abu Dhabi Government International Bond, 5.00%, 04/30/34 (United Arab Emirates)(1)	131,000	139,351
Abu Dhabi Government International Bond, 3.13%, 09/30/49 (United Arab Emirates)(1)	415,000	307,911
Angolan Government International Bond, 8.00%, 11/26/29 (Angola)(1)	231,000	222,049
Angolan Government International Bond, 9.24%, 01/15/31 (Angola)(1)	283,000	276,986
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)	500,000	471,085
Angolan Government International Bond, 9.13%, 11/26/49 (Angola)(1)	295,000	249,104
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(6)	1,952,000	1,600,640
Argentine Republic Government International Bond, 4.13%, 07/09/35 (Argentina)(6)	470,000	330,410
Argentine Republic Government International Bond, 4.13%, 07/09/46 (Argentina)(6)	82,091	56,396
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)	244,000	254,736

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Benin Government International Bond, 8.38%, 01/23/41 (Benin)(1)		$167,000	$ 178,517
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/31 (Brazil)	BRL	7,260,000	1,187,297
Brazilian Government International Bond, 6.25%, 03/18/31 (Brazil)		85,000	89,505
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)		607,000	621,568
Brazilian Government International Bond, 6.63%, 03/15/35 (Brazil)		727,000	759,533
Brazilian Government International Bond, 7.25%, 01/12/56 (Brazil)		215,000	218,369
Chile Government International Bond, 3.50%, 01/31/34 (Chile)		161,000	148,643
Chile Government International Bond, 3.25%, 09/21/71 (Chile)		166,000	106,572
Colombia Government International Bond, 7.38%, 04/25/30 (Colombia)		332,000	356,900
Colombia Government International Bond, 8.00%, 11/14/35 (Colombia)		878,000	960,532
Colombia Government International Bond, 7.75%, 11/07/36 (Colombia)		186,000	198,788
Colombia Government International Bond, 8.75%, 11/14/53 (Colombia)		82,000	94,546
Costa Rica Government International Bond, 7.30%, 11/13/54 (Costa Rica)(1)		224,000	251,378
Czech Republic Government Bond, Series 138, 1.75%, 06/23/32 (Czech Republic)	CZK	28,060,000	1,142,497
DAE Funding LLC, 3.38%, 03/20/28 (United Arab Emirates)(1)		523,000	510,187
Dominican Republic International Bond, 6.60%, 06/01/36 (Dominican Republic)(1)		234,000	247,693
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)		399,000	427,728
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)(1)		325,000	348,400
Eagle Funding Luxco Sarl, 5.50%, 08/17/30 (Mexico)(1)		393,000	399,331
Ecuador Government International Bond, 6.90%, 07/31/30 (Ecuador)(6)		951,045	869,255
Ecuador Government International Bond, 5.00%, 07/31/40 (Ecuador)(6)		180,000	123,120
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)		388,000	374,517

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	$499,000	$ 462,331
Egypt Government International Bond, 8.75%, 09/30/51 (Egypt)(1)	389,000	362,843
El Salvador Government International Bond, 8.63%, 02/28/29 (El Salvador)(1)	113,000	120,825
El Salvador Government International Bond, 9.25%, 04/17/30 (El Salvador)	141,000	153,299
El Salvador Government International Bond, 8.25%, 04/10/32 (El Salvador)(1)	99,000	106,623
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)	308,000	320,936
El Salvador Government International Bond, 7.63%, 02/01/41 (El Salvador)	94,000	93,327
Ethiopia International Bond, 6.63%, 12/11/25 (Ethiopia)(1)(7)	71,000	74,905
Gabon Government International Bond, Series 4Y, 9.50%, 02/18/29 (Gabon)	234,000	211,463
Gabon Government International Bond, 6.63%, 02/06/31 (Gabon)(1)	521,000	408,985
Gabon Government International Bond, 7.00%, 11/24/31 (Gabon)(1)	144,000	111,763
Ghana Government International Bond, 5.28%, 07/03/26 (Ghana)(8)	3,200	3,136
Ghana Government International Bond, 5.12%, 01/03/30 (Ghana)(8)	9,065	7,864
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(6)	797,600	686,933
Guatemala Government Bond, 6.88%, 08/15/55 (Guatemala)(1)	245,000	264,198
Honduras Government International Bond, 8.63%, 11/27/34 (Honduras)(1)	146,000	157,406
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)	764,000	822,977
Hungary Government International Bond, 5.50%, 06/16/34 (Hungary)(1)	215,000	219,623
Hungary Government International Bond, 6.00%, 09/26/35 (Hungary)(1)	323,000	339,150
Hungary Government International Bond, 5.50%, 03/26/36 (Hungary)(1)	580,000	586,090
Indonesia Government International Bond, 4.55%, 01/11/28 (Indonesia)	200,000	201,988

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)		$218,000	$ 206,787
Indonesia Government International Bond, 4.75%, 09/10/34 (Indonesia)		304,000	304,950
Indonesia Government International Bond, 5.60%, 01/15/35 (Indonesia)		894,000	952,110
Indonesia Government International Bond, 4.20%, 10/15/50 (Indonesia)		200,000	168,500
Indonesia Government International Bond, 5.10%, 02/10/54 (Indonesia)		60,000	58,275
Indonesia Government International Bond, 3.20%, 09/23/61 (Indonesia)		68,000	45,305
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)		444,000	431,790
Ksa Ijarah Sukuk Ltd., 4.88%, 09/09/35 (Saudi Arabia)(1)		248,000	251,595
Kyrgyz Republic International Bond, 7.75%, 06/03/30 (Kyrgyzstan)(1)		341,000	343,771
Lebanon Government International Bond, 7.00%, 03/23/32 (Lebanon)(7)		259,000	59,570
Leviathan Bond Ltd., 6.75%, 06/30/30 (Israel)(1)		98,000	99,271
Malaysia Government Bond, Series 0220, 2.63%, 04/15/31 (Malaysia)	MYR	4,920,000	1,132,023
Mexican Bonos, Series M, 8.50%, 05/31/29 (Mexico)	MXN	9,990,000	547,296
Mexican Bonos, Series M, 7.75%, 11/13/42 (Mexico)	MXN	13,000,000	603,958
Mexico Government International Bond, 5.38%, 03/22/33 (Mexico)		535,000	536,204
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)		126,000	110,156
Mexico Government International Bond, 6.35%, 02/09/35 (Mexico)		84,000	88,956
Mexico Government International Bond, 6.88%, 05/13/37 (Mexico)		196,000	212,464
Mexico Government International Bond, 3.77%, 05/24/61 (Mexico)		248,000	160,952
Mexico Government International Bond, 3.75%, 04/19/71 (Mexico)		1,248,000	778,128
Mozambique International Bond, 9.00%, 09/15/31 (Mozambique)(1)(6)		276,000	240,319
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)		261,000	252,371

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Nigeria Government International Bond, 10.38%, 12/09/34 (Nigeria)(1)	$707,000	$ 795,375
Oman Government International Bond, 6.50%, 03/08/47 (Oman)(1)	691,000	760,401
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	342,000	338,176
Panama Government International Bond, 7.50%, 03/01/31 (Panama)	293,000	326,109
Panama Government International Bond, 8.00%, 03/01/38 (Panama)	109,000	127,476
Panama Government International Bond, 3.87%, 07/23/60 (Panama)	391,000	266,980
Peruvian Government International Bond, 2.78%, 01/23/31 (Peru)	96,000	89,064
Peruvian Government International Bond, 5.38%, 02/08/35 (Peru)	574,000	590,359
Peruvian Government International Bond, 3.60%, 01/15/72 (Peru)	124,000	80,290
Philippine Government International Bond, 5.50%, 02/04/35 (Philippines)	322,000	343,603
Philippine Government International Bond, 4.75%, 03/05/35 (Philippines)	426,000	430,308
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	279,000	238,545
Port of Spain, 7.88%, 02/19/40 (Trinidad & Tobago)	96,667	98,304
Republic of Armenia International Bond, 3.60%, 02/02/31 (Armenia)(1)	100,000	91,500
Republic of Cameroon International Bond, Series 7Y, 9.50%, 07/31/31 (Cameroon)	618,000	588,698
Republic of Kenya Government International Bond, 7.88%, 10/09/33 (Kenya)(1)	309,000	302,820
Republic of Kenya Government International Bond, 9.50%, 03/05/36 (Kenya)(1)	199,000	204,512
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	182,000	185,085
Republic of Poland Government International Bond, 5.13%, 09/18/34 (Poland)	302,000	310,426
Republic of Poland Government International Bond, 5.38%, 02/12/35 (Poland)	1,048,000	1,097,256

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Republic of Poland Government International Bond, Series 30Y, 5.50%, 04/04/53 (Poland)		$65,000	$ 63,933
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/48 (South Africa)	ZAR	23,700,000	1,218,623
Republic of South Africa Government International Bond, 5.88%, 06/22/30 (South Africa)		101,000	104,668
Republic of South Africa Government International Bond, Series 30Y, 5.38%, 07/24/44 (South Africa)		78,000	66,266
Republic of South Africa Government International Bond, Series 30Y, 5.65%, 09/27/47 (South Africa)		1,040,000	878,800
Republic of South Africa Government International Bond, 7.95%, 11/19/54 (South Africa)(1)		230,000	245,877
Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)		328,000	356,208
Romanian Government International Bond, 5.88%, 01/30/29 (Romania)(1)		142,000	146,398
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)		346,000	373,898
Romanian Government International Bond, 6.38%, 01/30/34 (Romania)(1)		328,000	336,587
Romanian Government International Bond, 5.75%, 03/24/35 (Romania)(1)		556,000	545,162
Romanian Government International Bond, 6.63%, 05/16/36 (Romania)(1)		473,000	486,996
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)		386,000	394,241
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)(1)		976,000	1,047,187
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)		395,000	423,810
Senegal Government International Bond, 7.75%, 06/10/31 (Senegal)		200,000	158,410
Senegal Government International Bond, 6.25%, 05/23/33 (Senegal)(1)		543,000	388,245
Sri Lanka Government International Bond, 4.00%, 04/15/28 (Sri Lanka)(1)		28,073	26,960
Sri Lanka Government International Bond, 3.10%, 01/15/30 (Sri Lanka)(1)(6)		58,040	54,819

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Sri Lanka Government International Bond, 3.35%, 03/15/33 (Sri Lanka)(1)(6)	$58,925	$ 51,508
Sri Lanka Government International Bond, 3.60%, 06/15/35 (Sri Lanka)(1)(6)	666,787	517,593
Sri Lanka Government International Bond, 3.60%, 02/15/38 (Sri Lanka)(1)(6)	55,250	51,141
Trinidad & Tobago Government International Bond, 5.95%, 01/14/31 (Trinidad & Tobago)(1)	95,000	94,668
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)(1)	45,000	44,640
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)	105,000	104,160
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	150,000	160,650
Turkiye Government International Bond, 7.25%, 05/29/32 (Turkey)	152,000	159,369
Turkiye Government International Bond, 7.63%, 05/15/34 (Turkey)	775,000	829,545
Turkiye Government International Bond, 6.50%, 01/03/35 (Turkey)	731,000	723,690
Turkiye Government International Bond, 6.95%, 09/16/35 (Turkey)	251,000	254,765
Turkiye Government International Bond, Series 31Y, 6.63%, 02/17/45 (Turkey)	214,000	196,147
UAE International Government Bond, 4.95%, 07/07/52 (United Arab Emirates)(1)	145,000	143,525
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(1)(6)	14,422	9,966
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(6)	14,422	9,966
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(1)(6)	2,626	1,398
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(6)	2,626	1,398
Ukraine Government International Bond, 12.84%, 02/01/34 (Ukraine)(6)	9,813	4,136
Ukraine Government International Bond, 4.50%, 02/01/34 (Ukraine)(1)(6)	491,000	277,906
Ukraine Government International Bond, 8.84%, 02/01/35 (Ukraine)(6)	8,292	4,258

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(6)	$507,000	$ 260,345
Ukraine Government International Bond, 4.50%, 02/01/35 (Ukraine)(6)	354,825	198,702
Ukraine Government International Bond, 4.50%, 02/01/35 (Ukraine)(1)(6)	119,825	67,102
Ukraine Government International Bond, 8.21%, 02/01/36 (Ukraine)(1)(6)	6,910	3,541
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(1)(6)	4,403	2,437
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(6)	2,403	1,330
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)	864,000	836,784
Uruguay Government International Bond, 4.98%, 04/20/55 (Uruguay)	77,000	71,918
Uzbekneftegaz JSC, 8.75%, 05/07/30 (Uzbekistan)(1)	227,000	242,464
Venezuela Government International Bond, 9.38%, 01/13/34 (Venezuela)(7)	702,000	226,395
Zambia Government International Bond, 5.75%, 06/30/33 (Zambia)(1)(6)	187,371	180,344
Total Government		47,139,126

Health Care — 0.7%
180 Medical, Inc., 5.30%, 10/08/35 (United Kingdom)(1)	780,000	773,420
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	496,000	488,119
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	490,000	474,156
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	595,000	615,714
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	32,000	31,540
Total Health Care		2,382,949

Industrials – 0.8%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	220,000	215,050
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	355,000	368,213
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	277,107	254,738

Security Description	Principal	Value

FOREIGN BONDS (continued)

Industrials (continued)
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	$590,000	$ 600,377
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	92,000	106,145
Garda World Security Corp., 8.38%, 11/15/32 (Canada)(1)	245,000	249,568
Limak Yenilenebilir Enerji As, 9.63%, 08/12/30 (Turkey)(1)	100,000	99,162
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	250,000	263,584
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	490,000	509,926
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	105,000	109,822
Total Industrials		2,776,585

Materials — 0.9%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	275,000	284,774
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	82,000	86,554
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (Chile)	330,000	360,195
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	50,000	51,625
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	510,000	478,604
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	415,000	424,145
OCP SA, 6.88%, 04/25/44 (Morocco)(1)	106,000	111,691
OCP SA, 7.50%, 05/02/54 (Morocco)(1)	136,000	152,157
Samarco Mineracao SA, 9.50%, 06/30/31, (9.5% PIK) (Brazil)(1)(3)	99,484	99,424
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)	425,000	440,264
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	150,000	158,777
Trivium Packaging Finance BV, 8.25%, 07/15/30 (Netherlands)(1)	35,000	36,292
Trivium Packaging Finance BV, 12.25%, 01/15/31 (Netherlands)(1)	165,000	172,314
Total Materials		2,856,816

Utilities – 0.4%
Capital Power US Holdings, Inc., 6.19%, 06/01/35 (Canada)(1)	415,000	434,738
Electricite de France SA, 6.90%, 05/23/53 (France)(1)	235,000	263,050
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	230,821

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Utilities (continued)
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	$110,000	$ 114,345
Eskom Holdings SOC Ltd., 8.45%, 08/10/28 (South Africa)(1)	188,000	201,611
Total Utilities		1,244,565
Total Foreign Bonds
(Cost $74,010,090)		77,579,751

MORTGAGE BACKED SECURITIES — 22.6%

Agency Mortgage Backed Security — 11.4%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	109,170	112,912
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	1,973,043	2,003,308
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	488,775	501,832
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	881,413	904,148
Federal Home Loan Mortgage Corporation, 4.50%, 08/01/53	804,888	791,383
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	965,775	990,403
Federal Home Loan Mortgage Corporation, 5.00%, 12/01/53	2,990,907	2,984,736
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/54	2,672,211	2,740,902
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	2,677,948	2,739,866
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/55	3,097,920	3,131,979
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/55	3,476,202	3,515,722
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	4,092,924	4,075,191
Federal National Mortgage Association, 3.50%, 05/01/49	20,774	19,393
Federal National Mortgage Association, 4.50%, 11/01/52	354,935	347,639
Federal National Mortgage Association, 5.00%, 11/01/52	360,450	360,505
Federal National Mortgage Association, 4.00%, 03/01/53	1,140,143	1,084,975
Federal National Mortgage Association, 6.00%, 04/01/53	479,921	493,545
Federal National Mortgage Association, 5.50%, 07/01/53	233,141	235,710
Federal National Mortgage Association, 4.50%, 08/01/53	1,263,600	1,239,783
Federal National Mortgage Association, 6.00%, 10/01/53	1,841,999	1,887,946
Federal National Mortgage Association, 6.00%, 08/01/54	1,781,454	1,826,928

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Agency Mortgage Backed Security (continued)
Federal National Mortgage Association, 6.00%, 01/01/55	$2,501,690	$ 2,562,242
Federal National Mortgage Association, 4.00%, 03/01/55	2,687,788	2,557,718
Total Agency Mortgage Backed Security		37,108,766

Commercial Mortgage Backed Securities — 4.3%
Ala Trust, Class A, Series 2025-OANA, 5.78%, (1-Month SOFR + 1.74%), 06/15/40(1)(2)	800,000	804,332
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 4.95%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	585,000	552,405
BBCMS Trust, Class A, Series 2018-CBM, 5.33%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	805,000	786,390
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.42%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	577,698	578,673
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	410,000	413,171
Bx Trust, Class C, Series 2025-ROIC, 5.58%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	473,155	472,266
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	370,000	353,349
Bx Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(9)	595,000	564,368
Cent City, Class A, Series 2025, 4.92%, 07/10/40(1)(2)(9)	820,000	831,314
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,316	76,898
Fashion Show Mall LLC, Class A, Series 2024-SHOW, 5.10%, 10/10/41(1)(2)(9)	685,000	695,392
Fontainebleau Miami Beach Mortgage Trust, Class A, Series 2024-FBLU, 5.48%, (1-Month SOFR + 1.45%), 12/15/39(1)(2)	350,000	350,895
Houston Galleria Mall Trust, Class A, Series 2025-HGLR, 5.46%, 02/05/45(1)(2)(9)	650,000	676,271
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.47%, 01/13/40(1)(2)(9)	900,000	932,587
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2024-OMNI, 5.80%, 10/05/39(1)(2)(9)	440,000	447,969
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	280,884
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	901,000	858,078
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(9)	1,000,000	1,005,503
New York Commercial Mortgage Trust, Class A, Series 2025-299P, 5.66%, 02/10/47(1)(2)(9)	590,000	621,011
RFR Trust, Class A, Series 2025-SGRM, 5.38%, 03/11/41(1)(2)(9)	600,000	613,689
Ride, Class C, Series 2025-SHRE, 6.12%, 02/14/47(1)(2)(9)	600,000	611,645

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	$455,000	$ 467,395
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	420,000	437,281
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(9)	539,034	546,685
Total Commercial Mortgage Backed Securities		13,978,451

Residential Mortgage Backed Securities — 6.9%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(6)	130,648	131,731
A&d Mortgage Trust, Class A1, Series 2025-NQM2, 5.79%, 06/25/70(1)(2)(9)	405,689	409,109
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	37,573	36,390
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	97,366
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(6)	819,276	815,624
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(9)	66,472	64,909
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(9)	519,650	506,715
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	810,000	748,112
Chase Mortgage Finance Corp., Class M4, Series 2016-SH2, 3.75%, 12/25/45(1)(2)(9)	286,466	266,195
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(9)	196,212	187,777
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(9)	381,032	386,822
Colt Mortgage Loan Trust, Class A1, Series 2022-4, 4.30%, 03/25/67(1)(2)(9)	354,803	353,816
Colt Mortgage Loan Trust, Class A1, Series 2024-5, 5.12%, 08/25/69(1)(6)	418,048	418,381
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(6)	346,663	349,851
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(6)	773,045	770,688
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(9)	441,961	432,780
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(9)	463,072	421,088
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(9)	58,753	54,406
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(6)	477,142	481,130
Federal Home Loan Mortgage Corporation, 5.50%, 07/01/53	1,089,146	1,104,965
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(6)	160,788	158,451
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(9)	292,931	295,247

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(9)	$491,095	$ 494,656
J.P. Morgan Mortgage Trust, Class A3, Series 2024-NQM1, 5.95%, 02/25/64(1)(6)	257,124	258,787
J.P. Morgan Seasoned Mortgage Trust, Class A4, Series 2024-1, 4.41%, 01/25/63(1)(2)(9)	332,368	326,433
LHome Mortgage Trust, Class A1, Series 2024-RTL1, 7.02%, 01/25/29(1)(6)	560,000	563,181
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(9)	230,299	227,628
MFA Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(6)	558,376	557,240
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(6)	439,233	439,680
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(9)	279,247	271,957
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(9)	342,548	333,538
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(6)	228,288	230,563
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(9)	249,515	233,500
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(6)	308,550	310,490
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(6)	565,874	574,596
OBX Trust, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(6)	104,747	105,900
OBX Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(6)	427,957	433,928
Pmt Loan Trust, Class A7, Series 2025-INV7, 6.00%, 06/25/56(1)(2)(9)	797,698	811,622
Pmt Loan Trust, Class A2, Series 2024-INV1, 6.00%, 10/25/59(1)(2)(9)	606,579	617,350
Pmt Loan Trust, Class A1, Series 2024-INV2, 6.00%, 12/25/59(1)(2)(9)	285,404	289,740
Pret Trust, Class A1, Series 2025-NPL1, 6.06%, 02/25/55(1)(6)	520,935	523,008
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(9)	912,565	884,690
PRKCM Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(9)	1,311,059	1,307,153
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(9)	138,047	138,798
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(9)	204,540	206,116
RCKT Mortgage Trust, Class A1A, Series 2025-CES5, 5.69%, 05/25/55(1)(6)	465,521	471,245
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(9)	40,530	39,478
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(9)	956,687	800,976
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(9)	33,153	31,924

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(9)	$525,000	$ 499,856
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(9)	655,000	630,447
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(9)	100,000	92,944
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(9)	940,000	858,081
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(9)	100,000	86,503
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(6)	287,357	290,829
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(9)	31,093	30,887
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(6)	63,632	63,441
Total Residential Mortgage Backed Securities		22,528,718
Total Mortgage Backed Securities
(Cost $72,908,179)		73,615,935

ASSET BACKED SECURITIES — 9.7%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	33,891	34,178
ACM Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	113,210	113,149
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	417,277	416,037
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	117,314	117,767
American Credit Acceptance Receivables Trust, Class C, Series 2024-4, 4.91%, 08/12/31(1)	535,000	536,743
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	549,000	557,260
Aqua Finance Issuer Trust, Class A, Series 2025-A, 5.25%, 12/19/50(1)	465,265	473,569
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	520,000	525,247
Arivo Acceptance Auto Loan Receivables Trust, Class A2, Series 2025-1A, 4.92%, 05/15/29(1)	800,000	798,614
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	233,340
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	360,000	369,750
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2022-5A, 6.24%, 04/20/27(1)	160,000	160,523
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	614,000	626,667
Bhg Securitization Trust, Class A, Series 2024-1CON, 5.81%, 04/17/35(1)	66,480	67,943
Bojangles Issuer LLC, Class A2, Series 2024-1A, 6.58%, 11/20/54(1)	460,000	465,903

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	$520,000	$ 522,088
Business Jet Securities LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	314,354	316,922
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	201,879
Commercial Equipment Finance 2025-1 LLC, Class A, Series 2025-1A, 4.83%, 05/15/31(1)	705,000	705,000
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	162,000	163,478
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	27,082	27,207
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	303,802
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	157,447
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	385,000	384,754
Exeter Automobile Receivables Trust, Class C, Series 2024-2A, 5.74%, 05/15/29	263,000	265,448
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	48,000	28,966
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	25,081	25,188
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	675,000	674,508
First Help Financial LLC, Class C, Series 2024-3A, 5.43%, 03/17/31(1)	570,000	536,177
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	697,950	724,533
Flagship Credit Auto Trust, Class D, Series 2023-1, 6.46%, 05/15/29(1)	510,000	494,180
Foundation Finance Trust, Class A, Series 2024-2A, 4.60%, 03/15/50(1)	250,034	250,702
GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	245,000	250,153
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	58,410	58,914
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	900,000	911,111
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	425,000	438,508
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	842,175	873,303
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	216,315	220,997
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	430,345	436,462
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	537,300	546,356
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	37,881	37,843
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	137,589
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	41,386	41,842

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	$148,274	$ 149,013
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	437,000	431,694
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	360,000	359,667
Mariner Finance Issuance, Class A, Series 2025-AA, 4.98%, 05/20/38(1)	780,000	787,167
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	525,000	528,280
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	560,000	567,463
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	835,000	851,810
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	20,563	20,592
Mpower Education Trust, Class A, Series 2025-A, 6.62%, 07/21/42(1)	445,971	451,818
MVW LLC, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	128,445	130,259
MVW LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41(1)	279,469	268,276
Octane Receivables Trust 2025-1, Class A2, Series 2025-1A, 4.25%, 02/20/31(1)	810,000	808,776
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	355,000	355,347
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	128,803	129,904
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	380,000	381,191
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	270,000	277,287
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	564,300	572,633
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	105,186	108,440
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	180,000	181,327
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(9)	597,393	606,545
RCKT Mortgage Trust, Class A1A, Series 2024-CES3, 6.59%, 05/25/44(1)(2)(9)	351,186	356,368
RCKT Trust, Class C, Series 2025-1A, 5.16%, 07/25/34(1)	840,000	839,060
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	160,000	161,262
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	310,000	314,528
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	39,341	39,369
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	700,000	694,407
Star Trust, Class A, Series 2025-SFR5, 5.48%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	339,552	339,913
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	700,000	702,991

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	$755,000	$753,058
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A, 5.98%, 11/15/27(1)	635,000	644,984
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	317,600	322,296
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	386,740	387,615
Upgrade Master Pass-Through Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	611,621	613,443
Upx Hil Issuer Trust, Class A, Series 2025-1, 5.16%, 01/25/47(1)	399,127	400,554
Usq Rail III LLC, Class A, Series 2024-1A, 4.99%, 09/28/54(1)	374,331	375,510
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	250,000	256,055
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	218,000	219,152
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	700,000	703,227
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	225,970	211,675
Total Asset Backed Securities
(Cost $31,362,038)		31,535,003

TERM LOANS — 7.9%

Aerospace — 0.0%(10)
Rand Parent LLC, 7.00%, (3-Month SOFR + 3.00%), 03/17/30(2)	149,623	147,130

Chemicals — 0.3%
INEOS US Finance LLC, 7.21%, (1-Month SOFR + 3.25%), 02/18/30(2)	288,409	248,438
Lummus Technology Holdings V LLC, 0.00%, (SOFR + 0.00%), 12/31/29(11)	220,000	219,886
Lummus Technology Holdings V LLC, 6.46%, (1-Month SOFR + 2.50%), 12/31/29(2)	142,559	142,485
Nouryon Finance BV, 7.04%, (1-Month SOFR + 3.25%), 04/03/28(2)	298,589	298,775
Total Chemicals		909,584

Consumer Durables — 0.2%
Beach Acquisition Bidco LLC, 7.31%, (1-Month SOFR + 3.25%), 09/12/32(2)	270,000	271,800
Gloves Buyer, Inc., 7.96%, (1-Month SOFR + 4.00%), 05/21/32(2)	155,000	153,159
White Cap Supply Holdings LLC, 7.21%, (1-Month SOFR + 3.25%), 10/19/29(2)	178,200	178,839
Total Consumer Durables		603,798

Consumer Non-Durables – 0.2%
Aggreko Holdings, Inc., 7.22%, (1-Month SOFR + 3.00%), 05/21/31(2)	362,992	365,716

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Consumer Non-Durables (continued)
AI Aqua Merger Sub, Inc., 7.13%, (1-Month SOFR + 3.00%), 07/31/28(2)	$223,027	$ 223,766
Total Consumer Non-Durables		589,482

Consumer, Cyclical — 0.1%
TRQ Sales LLC, 0.00%, (SOFR + 0.00%), 08/13/32(11)	160,000	158,266

Energy — 0.5%
AL GCX Fund VIII Holdings LLC, 0.00%, (SOFR + 0.00%), 01/30/32(11)	180,000	179,943
Blackfin Pipeline LLC, 7.00%, (1-Month SOFR + 3.00%), 10/01/32(2)	290,000	290,273
CVR CHC LP, 8.00%, (3-Month SOFR + 4.00%), 12/30/27(2)	332,743	333,991
EPIC Crude Services LP, 6.34%, (1-Month SOFR + 2.50%), 10/15/31(2)	157,846	158,791
Freeport LNG Investments LLLP, 7.12%, (3-Month SOFR + 3.25%), 12/21/28(2)	253,388	254,258
M6 ETX Holdings II Midco LLC, 6.46%, (1-Month SOFR + 2.50%), 04/01/32(2)	173,325	173,840
Traverse Midstream Partners LLC, 6.34%, (3-Month SOFR + 2.50%), 02/16/28(2)	98,688	99,119
Total Energy		1,490,215

Financials — 0.7%
Acrisure LLC, 6.96%, (1-Month SOFR + 3.00%), 11/06/30(2)	232,270	232,415
Ardonagh Group Finco Pty Ltd., 6.95%, (1-Month SOFR + 2.75%), 02/15/31(2)	115,855	115,710
Ardonagh Group Finco Pty Ltd., 6.95%, (1-Month SOFR + 2.75%), 02/15/31(2)	98,072	97,949
Broadstreet Partners Group LLC, 6.71%, (1-Month SOFR + 2.75%), 06/13/31(2)	357,057	358,293
CRC Insurance Group LLC, 0.00%, (SOFR + 0.00%), 05/06/31(11)	310,000	310,197
CRC Insurance Group LLC, 6.75%, (3-Month SOFR + 2.75%), 05/06/31(2)	265,000	265,168
Focus Financial Partners LLC, 6.71%, (1-Month SOFR + 2.75%), 09/15/31(2)	259,347	260,252
PAC Aviation International, Inc., 7.11%, (1-Month SOFR + 3.25%), 10/28/30(2)	470,000	466,329
PEX Holdings LLC, 6.75%, (3-Month SOFR + 2.75%), 11/20/31(2)	233,825	234,215
Total Financials		2,340,528

Food/Tobacco — 0.2%
Aspire Bakeries Holdings LLC, 7.47%, (1-Month SOFR + 3.50%), 12/23/30(2)	203,460	204,987
Dechra Finance US LLC, 7.45%, (6-Month SOFR + 3.25%), 01/27/32(2)	228,850	229,756
Del Monte Foods Corp II, Inc., 13.63%, (1-Month SOFR + 9.60%), 04/02/26(2)	23,918	19,673

Security Description	Principal	Value

TERM LOANS (continued)

Food/Tobacco (continued)
Del Monte Foods Corp II, Inc., 13.65%, (1-Month SOFR + 9.60%), 04/02/26(2)	$16,355	$ 15,803
Del Monte Foods, Inc., 8.42%, (3-Month SOFR + 4.40%), 08/02/28(2)(5)(7)	4,389	192
Del Monte Foods, Inc., 8.57%, (3-Month SOFR + 4.40%), 08/02/28(2)(5)(7)	27,045	1,183
Del Monte Foods, Inc., 8.92%, (3-Month SOFR + 0.00%), 08/02/28(2)(7)	72,377	1,493
Del Monte Foods, Inc., 12.32%, (3-Month SOFR + 0.00%), 08/02/28(2)(7)	13,808	6,918
Red SPV LLC, 6.28%, (1-Month SOFR + 2.25%), 03/15/32(2)	234,413	234,412
Total Food/Tobacco		714,417

Forest Prod/Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 7.14%, (1-Month SOFR + 3.18%), 04/13/29(2)	285,000	285,151
Kloeckner Pentaplast of America, Inc., 9.02%, (6-Month SOFR + 4.98%), 02/12/26(2)	289,005	127,706
Mauser Packaging Solutions Holding Co., 7.13%, (1-Month SOFR + 3.00%), 04/15/27(2)	241,590	242,062
Total Forest Prod/Containers		654,919

Gaming/Leisure — 0.2%
Catawba Nation Gaming Authority, 8.71%, (3-Month SOFR + 4.75%), 03/28/32(2)	160,000	163,750
Motion Finco Sarl, 7.50%, (3-Month SOFR + 3.50%), 11/12/29(2)	152,887	132,930
Playtika Holding Corp., 6.83%, (1-Month SOFR + 2.86%), 03/13/28(2)	304,204	298,065
TKO Worldwide Holdings LLC, 6.04%, (3-Month SOFR + 2.00%), 11/21/31(2)	139,650	140,120
Total Gaming/Leisure		734,865

Health Care — 0.9%
Agiliti Health, Inc., 6.86%, (3-Month SOFR + 3.00%), 05/01/30(2)	136,402	130,179
Amneal Pharmaceuticals LLC, 7.46%, (1-Month SOFR + 3.50%), 08/02/32(2)	170,000	171,629
Bausch & Lomb Corp., 7.96%, (1-Month SOFR + 4.00%), 09/29/28(2)	44,100	44,293
Endo Finance Holdings, Inc., 7.96%, (1-Month SOFR + 4.00%), 04/23/31(2)	29,700	29,570
Financiere Mendel SASU, 6.98%, (3-Month SOFR + 2.75%), 11/08/30(2)	54,588	54,869
Gainwell Acquisition Corp., 8.10%, (3-Month SOFR + 4.10%), 10/01/27(2)	420,210	417,058
Global Medical Response, Inc., 7.38%, (1-Month SOFR + 3.50%), 10/01/32(2)	304,680	306,322
Grifols Worldwide Operations USA, Inc., 6.06%, (3-Month SOFR + 2.10%), 11/15/27(2)	500,000	500,720
Lannett Co., Inc., 2.00%, (SOFR + 0.00%), 06/16/30(2)(5)	1,279	982
LifePoint Health, Inc., 7.65%, (3-Month SOFR + 3.75%), 05/16/31(2)	237,386	237,842

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)
LifePoint Health, Inc., 7.78%, (3-Month SOFR + 3.75%), 05/16/31(2)	$599	$ 601
LifePoint Health, Inc., 7.66%, (3-Month SOFR + 3.50%), 05/19/31(2)	24,751	24,772
ModivCare, Inc, 6.00%, (3-Month SOFR + 2.00%), 07/01/31(2)(7)	60,264	26,240
Radiology Partners, Inc., 8.50%, (1-Month SOFR + 4.50%), 06/30/32(2)	255,000	254,974
Snacking Investments US LLC, 0.00%, (SOFR + 0.00%), 10/12/32(11)	75,000	75,390
Southern Veterinary Partners LLC, 6.37%, (3-Month SOFR + 2.50%), 12/04/31(2)	273,501	273,635
Star Parent, Inc., 0.00%, (SOFR + 0.00%), 09/27/30(11)	294,253	295,106
Upstream Newco, Inc., 8.35%, (3-Month SOFR + 4.51%), 11/20/26(2)	21,544	18,812
VetStrategy Canada Holdings, Inc., 7.75%, (3-Month SOFR + 3.75%), 12/12/28(2)	104,207	104,780
Total Health Care		2,967,774

Housing — 0.2%
Chariot Buyer LLC, 6.96%, (1-Month SOFR + 3.00%), 09/08/32(2)	267,823	268,995
Cornerstone Building Brands, Inc., 7.38%, (1-Month SOFR + 3.35%), 04/12/28(2)	103,376	94,948
Cornerstone Building Brands, Inc., 8.53%, (1-Month SOFR + 4.50%), 05/15/31(2)	79,200	69,845
Green Infrastructure Partners, Inc., 6.75%, (1-Month SOFR + 2.75%), 09/24/32(2)	150,000	150,422
Hunter Douglas, Inc., 7.25%, (3-Month SOFR + 3.25%), 01/17/32(2)	84,932	85,273
Total Housing		669,483

Information Technology — 0.9%
Applied Systems, Inc., 6.50%, (3-Month SOFR + 2.25%), 02/24/31(2)	513,713	515,287
Applied Systems, Inc., 8.50%, (3-Month SOFR + 4.50%), 02/23/32(2)	10,000	10,243
Central Parent LLC, 7.25%, (3-Month SOFR + 3.25%), 07/06/29(2)	255,347	211,037
Cloud Software Group, Inc., 7.25%, (3-Month SOFR + 3.25%), 03/21/31(2)	379,000	379,504
ConnectWise LLC, 7.76%, (3-Month SOFR + 3.76%), 09/29/28(2)	132,282	132,636
Delivery Hero Finco LLC, 9.23%, (3-Month SOFR + 5.00%), 12/12/29(2)	177,300	178,888
ECL Entertainment LLC, 6.96%, (1-Month SOFR + 3.00%), 08/30/30(2)	218,550	218,209
Genesys Cloud Services, Inc., 6.46%, (1-Month SOFR + 2.50%), 01/30/32(2)	99,749	98,801
Indicor LLC, 6.75%, (3-Month SOFR + 2.75%), 11/22/29(2)	341,204	342,664
ION Platform Finance US, Inc., 7.69%, (1-Month SOFR + 3.75%), 09/30/32(2)	220,000	215,875

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
Project Ruby Ultimate Parent Corp., 6.83%, (1-Month SOFR + 2.86%), 03/10/28(2)	$122,642	$ 123,102
Proofpoint, Inc, 0.00%, (SOFR + 0.00%), 08/31/28(11)	45,000	45,276
Proofpoint, Inc, 6.96%, (1-Month SOFR + 3.00%), 08/31/28(2)	217,200	218,532
Rocket Software, Inc., 7.71%, (1-Month SOFR + 3.75%), 11/28/28(2)	187,382	186,897
UKG, Inc., 6.34%, (1-Month SOFR + 2.50%), 02/10/31(2)	166,763	166,933
Total Information Technology		3,043,884

Manufacturing — 0.5%
Arcline FM Holdings LLC, 6.68%, (3-Month SOFR + 2.75%), 06/24/30(2)	245,555	246,691
CPM Holdings, Inc, 8.63%, (1-Month SOFR + 4.50%), 09/28/28(2)	230,604	230,172
Dynamo US Bidco, Inc., 7.36%, (3-Month SOFR + 3.25%), 09/30/31(2)	69,300	69,690
Innio Holding GmbH, 0.00%, (SOFR + 0.00%), 11/02/28(11)	270,000	270,506
Lsf12 Crown US Commercial Bidco, LLC, 7.66%, (1-Month SOFR + 3.50%), 12/02/31(2)	259,350	261,213
Magnera Corp., 8.45%, (3-Month SOFR + 4.25%), 11/04/31(2)	256,109	242,791
TK Elevator Midco Gmbh, 7.20%, (1-Month SOFR + 3.00%), 04/30/30(2)	208,951	210,476
Total Manufacturing		1,531,539

Media/Telecom - Broadcasting — 0.4%
CMG Media Corp., 7.60%, (3-Month SOFR + 3.60%), 06/18/29(2)	233,903	216,945
Directv Financing LLC, 9.35%, (3-Month SOFR + 5.51%), 08/02/29(2)	269,315	270,101
EOC Borrower LLC, 6.96%, (1-Month SOFR + 3.00%), 03/24/32(2)	284,288	286,124
Gray Media, Inc., 7.25%, (1-Month SOFR + 3.00%), 12/01/28(2)	183,544	184,066
Univision Communications, Inc., 7.58%, (1-Month SOFR + 3.50%), 01/31/29(2)	226,925	225,251
Total Media/Telecom - Broadcasting		1,182,487

Media/Telecom - Cable/Wireless Video – 0.2%
Cogeco Communications USA II LP, 7.21%, (1-Month SOFR + 3.25%), 09/18/30(2)	187,962	185,518
CSC Holdings LLC, 8.53%, (1-Month SOFR + 4.50%), 01/18/28(2)	235,777	233,982
Eagle Broadband Investments LLC, 7.26%, (3-Month SOFR + 3.26%), 11/12/27(2)	364,530	360,103
Total Media/Telecom - Cable/Wireless Video		779,603

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom - Diversified Media — 0.2%
Century DE Buyer LLC, 6.84%, (3-Month SOFR + 3.00%), 10/30/30(2)	$220,681	$ 221,729
McGraw-Hill Education, Inc., 6.81%, (1-Month SOFR + 2.85%), 08/06/31(2)	175,000	175,000
Neptune Bidco US, Inc., 9.01%, (3-Month SOFR + 5.10%), 04/11/29(2)	404,345	391,558
Total Media/Telecom - Diversified Media		788,287

Media/Telecom - Wireless Communications – 0.1%
Viasat, Inc., 8.58%, (1-Month SOFR + 4.61%), 03/02/29(2)	216,694	215,475

Retail — 0.2%
CNT Holdings I Corp., 6.09%, (3-Month SOFR + 2.25%), 11/08/32(2)	263,403	264,159
Harbor Freight Tools USA, Inc, 6.21%, (1-Month SOFR + 2.25%), 06/11/31(2)	221,170	218,584
Petco Health & Wellness Co., Inc., 7.51%, (3-Month SOFR + 3.51%), 03/03/28(2)	270,000	266,638
Total Retail		749,381

Service — 1.3%
AlixPartners LLP, 5.96%, (1-Month SOFR + 2.00%), 08/12/32(2)	420,000	418,891
Allied Universal Holdco LLC, 7.31%, (1-Month SOFR + 3.35%), 08/20/32(2)	270,000	271,400
Amentum Holdings, Inc., (SOFR + 0.00%), 09/29/31(11)	325,000	325,325
Ascend Learning LLC, 6.96%, (1-Month SOFR + 3.00%), 12/11/28(2)	182,474	182,607
BIFM CA Buyer, Inc., 7.21%, (1-Month SOFR + 3.25%), 05/31/28(2)	168,801	169,487
Cotiviti, Inc., 6.88%, (1-Month SOFR + 2.75%), 05/01/31(2)	207,298	200,216
DG Investment Intermediate Holdings 2, Inc., 7.71%, (1-Month SOFR + 3.75%), 07/09/32(2)	218,016	218,835
Fugue Finance LLC, 6.95%, (1-Month SOFR + 2.75%), 01/09/32(2)	174,363	175,031
Garda World Security Corp., 7.05%, (1-Month SOFR + 3.00%), 02/01/29(2)	222,315	222,732
Husky Injection Molding Systems Ltd., 7.59%, (3-Month SOFR + 3.75%), 02/15/29(2)	76,801	77,146
Husky Injection Molding Systems Ltd., 7.92%, (3-Month SOFR + 3.75%), 02/15/29(2)	76,801	77,146
KUEHG Corp., 6.75%, (1-Month SOFR + 2.75%), 06/12/30(2)	83,003	82,855
Lernen US Finco LLC, 7.83%, (1-Month SOFR + 3.50%), 10/27/31(2)	153,840	154,161
Lernen US Finco LLC, 7.84%, (1-Month SOFR + 3.50%), 10/27/31(2)	204,488	204,914
NorthAB LLC, 6.50%, (3-Month SOFR + 2.50%), 11/24/28(2)	430,667	421,900
OMNIA Partners LLC, 6.36%, (3-Month SOFR + 2.50%), 07/25/30(2)	79,200	79,355

Security Description	Principal	Value

TERM LOANS (continued)

Service (continued)
OPENLANE, Inc., 6.59%, (1-Month SOFR + 2.50%), 10/08/32(2)	$75,000	$ 75,187
TMF Sapphire Bidco BV, 6.69%, (3-Month SOFR + 2.75%), 05/03/28(2)	351,104	353,006
TMF Sapphire Bidco BV, 6.70%, (3-Month SOFR + 2.75%), 05/03/28(2)	887	891
TruGreen LP, 8.06%, (1-Month SOFR + 4.10%), 11/02/27(2)	236,949	232,802
Win Waste Innovations Holdings, Inc., 6.83%, (1-Month SOFR + 2.86%), 03/24/28(2)	326,849	327,626
Total Service		4,271,513

Telecommunications — 0.1%
Level 3 Financing, Inc., 7.21%, (1-Month SOFR + 3.25%), 03/29/32(2)	215,000	215,000
Numericable US LLC, 8.11%, (1-Month SOFR + 0.00%), 04/30/28(2)	186,603	183,805
Numericable US LLC, 9.05%, (1-Month SOFR + 0.00%), 10/30/28(2)	37,098	36,603
Total Telecommunications		435,408

Transportation - Automotive — 0.2%
Mavis Tire Express Services Topco Corp., 7.20%, (3-Month SOFR + 3.00%), 05/04/28(2)	203,975	204,626
Wand NewCo 3, Inc., 6.46%, (1-Month SOFR + 2.50%), 01/30/31(2)	296,263	295,945
Total Transportation - Automotive		500,571

Utilities – 0.1%
Hamilton Projects Acquiror LLC, 6.46%, (1-Month SOFR + 2.50%), 05/30/31(2)	145,161	146,068
WEC US Holdings, Inc., 6.38%, (1-Month SOFR + 2.25%), 01/27/31(2)	153,446	153,975
Total Utilities		300,043
Total Term Loans
(Cost $26,063,449)		25,778,652

U.S. GOVERNMENT SECURITIES – 6.0%
U.S. Treasury Bond
4.63%, 02/15/55	5,545,000	5,506,012
U.S. Treasury Note
4.63%, 06/30/26	2,440,000	2,452,906
4.00%, 07/31/29	1,065,000	1,078,000
4.25%, 01/31/30	4,280,000	4,375,882
4.00%, 02/15/34	5,530,000	5,534,968
4.63%, 02/15/35	720,000	751,219
Total U.S. Government Securities
(Cost $19,364,830)		19,698,987

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

EXCHANGE TRADED FUNDS — 0.6%

Debt Funds — 0.6%
iShares iBoxx $ High Yield Corporate Bond ETF	$12,928	$ 1,044,583
SPDR Bloomberg Barclays High Yield Bond ETF	9,747	949,260
Total Debt Funds		1,993,843
Total Exchange Traded Funds
(Cost $1,932,770)		1,993,843

	Shares
COMMON STOCKS — 0.0%(10)

Communication Services — 0.0%(10)
Altice France SA*	6,745	113,159

Consumer Discretionary — 0.0%(10)
West Marine (Rising Tide)*(5)	38	—

Health Care — 0.0%(10)
Lannett Co., Inc.*(5)	277	7,172
Total Common Stocks
(Cost $99,201)		120,331

MONEY MARKET FUND — 2.8%
JP Morgan U.S. Government Money Market Institutional Shares, 3.95%(12) (Cost $9,241,538)	9,241,538	9,241,538

TOTAL INVESTMENTS — 100.2%
(Cost $320,662,934)		327,115,875
Liabilities in Excess of Other Assets — (0.2)%		(491,783)
Net Assets - 100.0%		$326,624,092

† Principal disclosed in USD unless otherwise stated.

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $151,987,668, or 46.5% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.

(3)Payment in-kind security, which may pay interest/dividends in additional par/shares and/or in cash.

(4)Perpetual security with no contractual maturity date.

(5)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(6)Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2025.

(7)Security in default, no interest payments are being received.

(8)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(9)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(10) Amount rounds to less than 0.05%.

(11) The loan will settle after October 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

(12) The rate shown reflects the seven-day yield as of October 31, 2025.

Abbreviations:

CMT — Constant Maturity Treasury Index

ETF — Exchange Traded Fund

SOFR — Secured Overnight Financing Rate

Currency Abbreviations

BRL Brazilian Real

CZK Czech Koruna

MXN Mexican Peso

MYR Malaysian Ringgit

USD United States Dollar

ZAR South African Rand

Centrally cleared credit default swaps outstanding as of October 31, 2025 were as follows:

Reference Entity	Pay/Receive	Expiration Date	Notional Amount	(Pay)/ Receive Fixed Rate(1)	Payment Frequency	Counterparty	Value	Unrealized Appreciation/ (Depreciation)(2)
CDX.NA.HY.45-V1	Receive	12/20/30	$ (5,945,000)	5.00%	Quarterly	CITI Group Global Markets, Inc.	$ 431,972	$ 8,391

(1)The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(2)Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at October 31, 2025.

Portfolio Composition
Asset Allocation as of 10/31/2025 (based on net assets)
Corporate Bonds	26.8%
Foreign Bonds	23.8%
Mortgage Backed Securities	22.6%
Asset Backed Securities	9.7%
Term Loans	7.9%

Portfolio Composition

U.S. Government Securities	6.0%
Money Market Fund	2.8%
Exchange Traded Funds	0.6%
Common Stocks	0.0%*
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%

* Amount rounds to less than 0.05%

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Corporate Bonds	$—	$87,551,774	$61	(1)	$87,551,835
Foreign Bonds	—	77,579,751	—		77,579,751
Mortgage Backed Securities	—	73,615,935	—		73,615,935
Asset Backed Securities	—	31,535,003	—		31,535,003
Term Loans	—	25,776,295	2,357		25,778,652
U.S. Government Securities	—	19,698,987	—		19,698,987
Exchange Traded Funds	1,993,843	—	—		1,993,843
Common Stocks	113,159	—	7,172(1)		120,331
Money Market Fund	9,241,538	—	—		9,241,538
Swaps(2)	—	8,391	—		8,391
Total	$11,348,540	$315,766,136	$9,590		$327,124,266

(1) Includes internally fair valued securities currently priced at zero ($0).

(2) Swap contracts are valued at the net unrealized appreciation (depreciation).

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended October 31, 2025.

Schedule of Investments — Virtus Private Credit Strategy ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 58.7%
Financials - 58.7%
Ares Capital Corp.	29,979	$610,073
Bain Capital Specialty Finance, Inc.	54,918	772,696
Barings BDC, Inc.	84,597	761,373
BCP Investment Corp.	45,070	530,474
BlackRock TCP Capital Corp.	195,091	1,108,117
Blackstone Secured Lending Fund(1)	25,277	668,324
Capital Southwest Corp.(1)	39,476	802,152
Carlyle Secured Lending, Inc.	67,875	857,940
CION Investment Corp.	94,937	868,674
Crescent Capital BDC, Inc.(1)	61,886	873,830
Fidus Investment Corp.	39,165	804,449
FS KKR Capital Corp.	68,462	1,033,092
Gladstone Capital Corp.(1)	17,396	337,135
Gladstone Investment Corp.(1)	69,056	954,354
Goldman Sachs BDC, Inc.(1)	105,949	1,057,371
Golub Capital BDC, Inc.(1)	56,610	797,635
Hercules Capital, Inc.	40,296	722,104
Horizon Technology Finance Corp.(1)	207,669	1,345,695
Main Street Capital Corp.(1)	6,744	383,869
MidCap Financial Investment Corp.(1)	69,035	838,085
Monroe Capital Corp.	76,165	531,632
Morgan Stanley Direct Lending Fund(1)	29,785	504,856
MSC Income Fund, Inc.	29,644	378,257
New Mountain Finance Corp.	96,241	930,650
Nuveen Churchill Direct Lending Corp.	27,530	397,533
Oaktree Specialty Lending Corp.(1)	78,044	1,087,933
OFS Capital Corp.	65,155	388,975
Oxford Square Capital Corp.(1)	245,651	466,737
PennantPark Floating Rate Capital Ltd.	91,259	833,195
PennantPark Investment Corp.(1)	136,745	892,945
Prospect Capital Corp.(1)	646,367	1,719,336
Runway Growth Finance Corp.(1)	106,892	1,057,162
Saratoga Investment Corp.(1)	35,666	802,842
Sixth Street Specialty Lending, Inc.	26,530	600,109
SLR Investment Corp.	43,994	671,788
Stellus Capital Investment Corp.(1)	57,299	686,442
TriplePoint Venture Growth BDC Corp.(1)	275,590	1,507,477
WhiteHorse Finance, Inc.(1)	64,083	460,116
Total Financials		30,045,427
Total Common Stocks
(Cost $37,404,175)		30,045,427
CLOSED-END FUNDS(2) - 39.1%
Ares Dynamic Credit Allocation Fund, Inc.	49,685	677,206
BlackRock Debt Strategies Fund, Inc.(1)	76,897	794,346
BlackRock Floating Rate Income Trust	66,017	784,282
BlackRock Income Trust, Inc.	76,804	856,365
BlackRock Limited Duration Income Trust	50,037	695,514
BlackRock Technology and Private Equity Term Trust	132,212	922,840
Blackstone Senior Floating Rate Term Fund	48,571	673,680
Blackstone Strategic Credit Term Fund	54,408	644,191

Security Description	Shares	Value
CLOSED-END FUNDS(2) (continued)

Eagle Point Credit Co., Inc.(1)	296,965	$ 1,844,153
Eaton Vance Floating-Rate Income Trust	67,955	780,803
Eaton Vance Senior Income Trust	156,081	845,959
First Trust Senior Floating Rate Income Fund II	82,855	804,522
FS Credit Opportunities Corp.	88,023	579,191
Invesco Senior Income Trust	302,332	994,672
KKR Income Opportunities Fund	72,277	875,274
Nuveen Credit Strategies Income Fund	157,874	809,894
Nuveen Floating Rate Income Fund(1)	107,838	851,920
OFS Credit Co., Inc.(1)	410,313	1,977,709
Oxford Lane Capital Corp.(1)	127,004	1,977,452
Sound Point Meridian Capital, Inc.	27,088	448,848
XAI Octagon Floating Rate Alternative Income Trust(1)	244,342	1,209,493
Total Closed-End Funds
(Cost $23,696,968)		20,048,314
SECURITIES LENDING COLLATERAL - 22.6%
Money Market Fund - 22.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(3)(4)
(Cost $11,592,961)	11,592,961	11,592,961

TOTAL INVESTMENTS - 120.4%
(Cost $72,694,104)		61,686,702
Liabilities in Excess of Other Assets - (20.4)%		(10,435,935)
Net Assets - 100.0%		$51,250,767

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $13,878,812; total market value of collateral held by the Fund was $14,165,324. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,572,363.

(2)Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of October 31, 2025.

Portfolio Composition
Asset Allocation as of 10/31/2025 (based on net assets)

Financials	58.7%
Closed-End Funds	39.1%
Money Market Fund	22.6%
Liabilities in Excess of Other Assets	(20.4)%
Total	100.0%

Schedule of Investments — Virtus Private Credit Strategy ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$30,045,427	$—	$—	$30,045,427
Closed-End Funds	20,048,314	—	—	20,048,314
Money Market Fund	11,592,961	—	—	11,592,961
Total	$61,686,702	$—	$—	$61,686,702

Schedule of Investments — Virtus Real Asset Income ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 4.5%
America Movil SAB de CV (Mexico)(1)	8,402	$191,314
KT Corp. (South Korea)(1)	8,891	164,928
Mobile TeleSystems PJSC (Russia)*(2)	387,202	0
Spok Holdings, Inc.	9,866	140,985
TIM SA (Brazil)(1)	7,982	180,313
Total Communication Services		677,540
Consumer Discretionary - 1.1%
Cosan SA (Brazil)*(1)(3)	37,131	170,431
Energy - 42.6%
Alliance Resource Partners LP	7,420	181,567
APA Corp.(3)	7,313	165,639
Berry Corp.	44,499	149,962
Black Stone Minerals LP(3)	13,364	176,271
California Resources Corp.	3,154	148,774
Canadian Natural Resources Ltd. (Canada)	5,377	172,172
Cenovus Energy, Inc. (Canada)	10,103	170,943
Cheniere Energy Partners LP(3)	3,348	174,665
Chord Energy Corp.	1,722	156,220
Civitas Resources, Inc.	5,296	152,684
CVR Energy, Inc.*	4,881	173,715
Diamondback Energy, Inc.	1,244	178,128
Dorchester Minerals LP(3)	6,868	173,486
Ecopetrol SA (Colombia)(1)(3)	19,163	178,599
Energy Transfer LP	10,079	169,630
EOG Resources, Inc.	1,496	158,337
Equinor ASA (Norway)(1)	7,067	169,325
Expand Energy Corp.	1,757	181,516
Geopark Ltd. (Colombia)(3)	28,491	230,492
Hess Midstream LP Class A	4,913	166,796
HF Sinclair Corp.	3,294	169,970
Imperial Oil Ltd. (Canada)(3)	1,863	164,335
Kimbell Royalty Partners LP	12,742	168,704
MPLX LP	3,450	175,122
Murphy Oil Corp.(3)	6,373	180,356
Northern Oil & Gas, Inc.(3)	6,822	150,971
Ovintiv, Inc.	4,182	156,867
Patterson-UTI Energy, Inc.	32,033	200,847
Permian Basin Royalty Trust(3)	9,597	177,161
Petroleo Brasileiro SA - Petrobras (Brazil)(1)	13,574	158,001
Plains All American Pipeline LP	10,229	168,267
Plains GP Holdings LP Class A*(3)	9,529	164,566
Sabine Royalty Trust	2,217	159,491
Suncor Energy, Inc. (Canada)	4,133	164,535
Tenaris SA(1)(3)	4,966	197,647
Viper Energy, Inc. Class A	4,624	173,677
Western Midstream Partners LP(3)	4,507	168,877
Woodside Energy Group Ltd. (Australia)(1)(3)	11,449	185,588
Total Energy		6,513,903
Information Technology - 1.2%
Ituran Location and Control Ltd. (Israel)	4,849	186,735

Security Description	Shares	Value
COMMON STOCKS (continued)
Materials - 3.2%
CVR Partners LP	1,912	$ 181,048
Mosaic Co. (The)	5,165	141,779
Ryerson Holding Corp.	7,650	168,759
Total Materials		491,586
Real Estate - 31.4%
American Assets Trust, Inc.	8,321	159,014
American Tower Corp.	894	160,008
Apple Hospitality REIT, Inc.	14,083	157,589
Brixmor Property Group, Inc.	6,304	164,913
Camden Property Trust	1,596	158,770
Crown Castle, Inc.	1,831	165,193
CubeSmart	4,309	162,320
EastGroup Properties, Inc.	1,024	178,719
EPR Properties	3,062	150,099
Equity LifeStyle Properties, Inc.	2,859	174,542
Essential Properties Realty Trust, Inc.	5,746	171,690
Extra Space Storage, Inc.	1,246	166,391
First Industrial Realty Trust, Inc.	3,320	183,530
Gaming and Leisure Properties, Inc.	3,772	168,458
InvenTrust Properties Corp.	5,865	160,701
Invitation Homes, Inc.	5,815	163,692
Kimco Realty Corp.	7,931	163,854
Kite Realty Group Trust	7,820	173,135
LXP Industrial Trust	18,666	177,140
Mid-America Apartment Communities, Inc.	1,222	156,697
National Storage Affiliates Trust	5,784	168,257
Public Storage	617	171,872
Rexford Industrial Realty, Inc.	4,092	169,081
SITE Centers Corp.	19,665	144,144
Tanger, Inc.	5,188	168,921
Terreno Realty Corp.(3)	2,935	167,677
Urban Edge Properties	8,451	162,513
VICI Properties, Inc.	5,493	164,735
Weyerhaeuser Co.	7,117	163,691
Total Real Estate		4,797,346
Utilities - 12.9%
Alliant Energy Corp.	2,689	179,679
American Electric Power Co., Inc.	1,613	193,979
Brookfield Infrastructure Partners LP (Canada)	5,530	188,960
Cia Energetica de Minas Gerais (Brazil)(1)	83,409	174,325
Dominion Energy, Inc.	2,886	169,379
Enel Chile SA (Chile)(1)	44,963	173,108
Entergy Corp.	1,935	185,934
Evergy, Inc.	2,391	183,653
National Grid PLC (United Kingdom)(1)(3)	2,433	183,083
New Jersey Resources Corp.	3,708	164,264
WEC Energy Group, Inc.	1,572	175,640
Total Utilities		1,972,004
Total Common Stocks
(Cost $16,601,599)		14,809,545

Schedule of Investments — Virtus Real Asset Income ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
SECURITIES LENDING COLLATERAL - 8.4%
Money Market Fund - 8.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(4)(5)
(Cost $1,283,054)	1,283,054	$ 1,283,054

TOTAL INVESTMENTS - 105.3%
(Cost $17,884,653)		16,092,599
Liabilities in Excess of Other Assets - (5.3)%		(809,610)
Net Assets - 100.0%		$15,282,989

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,505,664; total market value of collateral held by the Fund was $2,591,356. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,308,302.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of October 31, 2025.

Portfolio Composition

Asset Allocation as of 10/31/2025 (based on net assets)

Energy	42.6%
Real Estate	31.4%
Utilities	12.9%
Communication Services	4.5%
Materials	3.2%
Information Technology	1.2%
Consumer Discretionary	1.1%
Money Market Fund	8.4%
Liabilities in Excess of Other Assets	(5.3)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks	$14,809,545	$—	$ —	(1)	$14,809,545
Money Market Fund	1,283,054	—	—		1,283,054
Total	$16,092,599	$—	$—		$16,092,599

(1)Includes internally fair valued securities currently priced at zero ($0). The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of October 31, 2025.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended October 31, 2025.

Schedule of Investments — Virtus WMC International Dividend ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 97.7%
Australia - 7.4%
ANZ Group Holdings Ltd.	997	$23,908
APA Group	23,429	140,726
BHP Group Ltd.	2,768	78,692
CAR Group Ltd.	564	13,174
Fortescue Ltd.	6,819	94,989
Rio Tinto PLC	3,444	248,207
Sonic Healthcare Ltd.	2,235	30,944
Stockland	38,601	159,370
Transurban Group	14,450	136,903
Vicinity Ltd.	42,898	70,732
Total Australia		997,645
Austria - 1.1%
Mondi PLC	1,106	12,353
OMV AG	2,550	139,497
Total Austria		151,850
Belgium - 1.2%
Ageas SA/NV	418	27,655
Groupe Bruxelles Lambert NV	1,573	138,250
Total Belgium		165,905
Canada - 13.0%
Bank of Montreal	818	101,615
Bank of Nova Scotia (The)	3,778	247,790
BCE, Inc.	4,807	109,880
Canadian Imperial Bank of Commerce	2,764	229,015
Canadian Natural Resources Ltd.	711	22,746
Emera, Inc.	984	46,781
Enbridge, Inc.	4,711	219,671
IGM Financial, Inc.	421	16,194
Manulife Financial Corp.	6,288	203,495
Open Text Corp.	1,424	54,633
Pembina Pipeline Corp.	1,805	68,285
Royal Bank of Canada	139	20,363
TC Energy Corp.	3,219	161,530
TELUS Corp.	8,271	120,950
Toronto-Dominion Bank (The)	1,650	135,478
Total Canada		1,758,426
China - 2.1%
BOC Hong Kong Holdings Ltd.	27,446	134,854
SITC International Holdings Co., Ltd.	21,207	78,108
Yangzijiang Shipbuilding Holdings Ltd.	25,109	67,904
Total China		280,866
Finland - 1.6%
Elisa OYJ	1,067	47,030
Kesko OYJ Class B	1,158	24,426
Kone OYJ Class B	622	41,526
UPM-Kymmene OYJ	3,729	100,062
Total Finland		213,044

Security Description	Shares	Value
COMMON STOCKS (continued)
France - 8.2%
Amundi SA(1)	811	$ 60,107
AXA SA	4,086	177,226
Bouygues SA	3,078	138,827
Carrefour SA	5,144	77,376
Covivio SA/France	845	54,154
FDJ UNITED	2,210	64,397
Gecina SA	984	91,360
Orange SA	3,063	48,845
Publicis Groupe SA	256	25,613
Teleperformance SE	190	13,569
TotalEnergies SE	3,870	240,657
Vinci SA	891	119,030
Total France		1,111,161
Germany - 5.0%
Allianz SE	797	319,877
BASF SE	1,762	86,905
Deutsche Post AG	1,779	81,612
Evonik Industries AG	640	10,719
Mercedes-Benz Group AG	1,171	75,869
Siemens AG	351	99,344
Total Germany		674,326
Hong Kong - 0.8%
Hang Seng Bank Ltd.	3,512	68,518
Link REIT	4,466	23,265
Sino Land Co., Ltd.	11,425	14,188
Total Hong Kong		105,971
Italy - 7.8%
Banco BPM SpA	10,060	146,163
BPER Banca SpA	11,334	135,278
Enel SpA	10,805	109,249
Eni SpA	5,002	91,926
Generali	3,135	120,512
Intesa Sanpaolo SpA	37,900	243,589
Mediobanca Banca di Credito Finanziario SpA	3,171	60,436
Snam SpA	23,610	145,540
Total Italy		1,052,693
Japan - 17.5%
Astellas Pharma, Inc.	5,103	53,427
Canon, Inc.	2,563	73,725
Chugai Pharmaceutical Co., Ltd.	286	13,082
Daito Trust Construction Co., Ltd.	2,195	40,970
Disco Corp.	64	21,433
Honda Motor Co., Ltd.	13,879	140,492
Isuzu Motors Ltd.	5,081	62,478
Japan Tobacco, Inc.	5,821	202,645
Komatsu Ltd.	4,028	135,025
Lasertec Corp.	111	20,463
Marubeni Corp.	2,927	72,173
Mitsubishi Corp.	707	17,029

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	5,269	$ 79,662
Mitsui & Co., Ltd.	2,780	68,585
Mizuho Financial Group, Inc.	2,530	84,530
MS&AD Insurance Group Holdings, Inc.	3,581	74,032
Murata Manufacturing Co. Ltd.	878	19,325
Obayashi Corp.	1,965	33,305
Otsuka Corp.	666	13,181
SBI Holdings, Inc.	1,610	72,231
SCREEN Holdings Co., Ltd.	277	26,395
SCSK Corp.	2,861	105,280
Sekisui House Ltd.	6,180	132,775
Subaru Corp.	810	17,255
Sumitomo Corp.	2,804	81,622
Sumitomo Mitsui Financial Group, Inc.	3,793	102,461
Takeda Pharmaceutical Co., Ltd.	3,837	103,401
Tokio Marine Holdings, Inc.	1,709	64,119
Tokyo Electron Ltd.	397	88,051
Toyota Motor Corp.	12,490	254,322
Toyota Tsusho Corp.	3,014	92,253
Total Japan		2,365,727
Netherlands - 0.3%
ASML Holding NV	18	19,048
Koninklijke Ahold Delhaize NV	315	12,893
Total Netherlands		31,941
Norway - 3.1%
Aker BP ASA	5,671	147,188
Norsk Hydro ASA	3,377	22,850
Salmar ASA	2,033	114,302
Telenor ASA	8,416	125,128
Total Norway		409,468
Singapore - 3.8%
CapitaLand Ascendas REIT	5,951	12,893
CapitaLand Integrated Commercial Trust	7,695	14,012
DBS Group Holdings Ltd.	3,476	144,023
Oversea-Chinese Banking Corp. Ltd.	13,682	179,014
United Overseas Bank Ltd.	5,980	159,286
Total Singapore		509,228
Spain - 4.9%
ACS Actividades de Construccion y Servicios SA	749	61,469
Banco Bilbao Vizcaya Argentaria SA	11,694	235,007
CaixaBank SA	13,047	137,783
Iberdrola SA	922	18,667
Industria de Diseno Textil SA	2,016	111,307
Repsol SA	2,660	48,674
Telefonica SA	8,760	44,296
Total Spain		657,203

Security Description	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.0%
Swedbank AB Class A	653	$ 19,864
Tele2 AB Class B	6,358	100,688
Volvo AB Class B	5,535	152,646
Total Sweden		273,198
Switzerland - 2.8%
Partners Group Holding AG	62	75,687
SGS SA	354	39,863
Swisscom AG	23	16,848
Zurich Insurance Group AG	351	243,813
Total Switzerland		376,211
United Kingdom - 10.1%
Admiral Group PLC	2,859	123,042
British American Tobacco PLC	4,851	248,792
HSBC Holdings PLC	9,563	133,594
Imperial Brands PLC	4,199	166,866
Land Securities Group PLC	16,771	136,929
Legal & General Group PLC	44,517	139,070
M&G PLC	11,411	39,470
National Grid PLC	3,259	48,807
NatWest Group PLC	2,072	15,896
Phoenix Group Holdings PLC	15,414	136,481
Reckitt Benckiser Group PLC	1,178	90,005
Schroders PLC	10,516	52,414
Severn Trent PLC	367	13,408
Unilever PLC	214	12,901
WPP PLC	2,477	9,355
Total United Kingdom		1,367,030
United States - 5.0%
Aegon Ltd.	2,625	19,988
BP PLC	5,452	31,679
Novartis AG	1,379	170,106
Roche Holding AG	593	190,777
Sanofi SA	1,450	146,409
Swiss Re AG	643	117,134
Total United States		676,093
Total Common Stocks
(Cost $10,538,302)		13,177,986

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
PREFERRED STOCKS - 1.3%
Germany - 1.3%
Bayerische Motoren Werke AG, 5.61%	1,171	$ 101,298
Volkswagen AG, 6.91%	733	76,226
Total Germany		177,524
Total Preferred Stocks
(Cost $184,306)		177,524

TOTAL INVESTMENTS - 99.0%
(Cost $10,722,608)		13,355,510
Other Assets in Excess of Liabilities - 1.0%		138,654
Net Assets - 100.0%		$13,494,164

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $60,107, or 0.4% of net assets.

Portfolio Composition

Asset Allocation as of 10/31/2025 (based on net assets)

Financials	37.5%
Industrials	11.3%
Energy	8.7%
Consumer Discretionary	7.7%
Consumer Staples	7.0%
Health Care	5.2%
Materials	4.9%
Communication Services	4.9%
Real Estate	4.6%
Utilities	3.9%
Information Technology	3.3%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$13,177,986	$—	$—	$13,177,986
Preferred Stocks	177,524	—	—	177,524
Total	$13,355,510	$—	$—	$13,355,510

Statements of Assets and Liabilities (FORM N-CSR ITEM 7)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$110,436,009	$2,302,014,547	$19,080,029	$22,109,078
Investments, at value (including securities on loan)(a)	106,836,880	2,325,020,609	23,296,433	30,001,369
Cash	328,040	—	139,032	256,346
Due from broker	—	23,395	—	—
Receivables:
Capital shares sold	916,703	1,064,459	—	—
Dividends and interest	123,725	1,479,147	99	185
Securities lending	—	—	3,122	961
Tax reclaim	—	120,099	3,637	284
Investment securities sold	—	3,405,012	—	—
Prepaid expenses	345	345	345	345
Total Assets	108,205,693	2,331,113,066	23,442,668	30,259,490
Liabilities:
Due to custodian	—	15,373,915	—	—
Bank borrowings	—	452,913,455	—	—
Payables:
Investment securities purchased	910,187	1,955,887	—	—
Collateral for securities on loan	—	—	2,442,089	394,428
Advisory fees	41,216	1,261,207	12,934	19,315
Total Liabilities	951,403	471,504,464	2,455,023	413,743
Net Assets	$107,254,290	$1,859,608,602	$20,987,645	$29,845,747
Net Assets Consist of:
Paid-in capital	$124,267,651	$1,856,049,348	$78,210,192	$38,797,696
Total distributable earnings (accumulated deficit)	(17,013,361)	3,559,254	(57,222,547)	(8,951,949)
Net Assets	$107,254,290	$1,859,608,602	$20,987,645	$29,845,747
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	5,850,004	87,350,004	650,004	400,004
Net asset value per share	$18.33	$21.29	$32.29	$74.61
(a)Market value of securities on loan	$—	$—	$4,452,671	$2,682,518

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Assets:
Investments, at cost	$320,662,934	$72,694,104	$17,884,653	$10,722,608
Investments, at value (including securities on loan)(a)	327,115,875	61,686,702	16,092,599	13,355,510
Cash	77,963	1,042,644	416,062	10,608
Foreign currency(b)	—	—	—	15,222
Due from brokers	431,972	—	—	—
Receivables:
Dividends and interest	3,303,819	118,831	52,579	44,163
Investment securities sold	1,737,416	—	7,988	8
Securities lending	—	28,368	1,373	—
Tax reclaim	—	—	2,316	73,898
Variation margin on swap contracts	91,624	—	—	—
Prepaid expenses	21,236	288	288	345
Total Assets	332,779,905	62,876,833	16,573,205	13,499,754
Liabilities:
Payables:
Investment securities purchased	5,820,635	—	—	—
Collateral for securities on loan	—	11,592,961	1,283,054	—
Insurance fees	2,813	—	—	—
Advisory fees	65,478	33,105	7,162	5,590
Transfer agent fees	52,820	—	—	—
Accounting and administration fees	97,312	—	—	—
Custody fees	10,410	—	—	—
Professional fees	42,671	—	—	—
Pricing fees	44,468	—	—	—
Report to shareholder fees	5,149	—	—	—
Trustee fees	13,828	—	—	—
Other accrued expenses	229	—	—	—
Total Liabilities	6,155,813	11,626,066	1,290,216	5,590
Net Assets	$326,624,092	$51,250,767	$15,282,989	$13,494,164
Net Assets Consist of:
Paid-in capital	$324,940,124	$73,623,709	$62,421,694	$10,670,514
Total distributable earnings (accumulated deficit)	1,683,968	(22,372,942)	(47,138,705)	2,823,650
Net Assets	$326,624,092	$51,250,767	$15,282,989	$13,494,164
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	14,150,004	2,750,004	650,004	400,004
Net asset value per share	$23.08	$18.64	$23.51	$33.74
(a)Market value of securities on loan	$—	$13,878,812	$2,505,664	$—
(b)Foreign currency, at cost	$—	$—	$—	$15,339

Statements of Operations (FORM N-CSR ITEM 7)

For the Year Ended October 31, 2025

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$6,186,557	$129,747,438	$—	$27,974
Interest income	19,799	1,036,887	1,687	1,949
Securities lending, net of fees	—	—	55,900	21,790
Total Investment Income	6,206,356	130,784,325	57,587	51,713

Expenses:
Advisory fees	447,385	12,461,772	93,802	185,950
Interest expenses	—	20,399,413	—	—
Total Expenses	447,385	32,861,185	93,802	185,950
Net Investment Income (Loss)	5,758,971	97,923,140	(36,215)	(134,237)

Net Realized Gain (Loss) on:
Investments	(1,091,133)	27,146,213	(2,316,059)	(224,338)
In-kind redemptions	1,690,736	5,596,199	1,369,338	—
Written options	—	7,562	—	—
Securities sold short	—	5,549	—	—
Total Net Realized Gain (Loss)	599,603	32,755,523	(946,721)	(224,338)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(5,493,114)	(61,568,355)	5,638,213	5,305,906
Total Change in Net Unrealized Appreciation (Depreciation)	(5,493,114)	(61,568,355)	5,638,213	5,305,906
Net Realized and Change in Unrealized Gain (Loss)	(4,893,511)	(28,812,832)	4,691,492	5,081,568
Net Increase in Net Assets Resulting from Operations	$865,460	$69,110,308	$4,655,277	$4,947,331
Foreign withholding taxes	$9,782	$6,296	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Year Ended October 31, 2025

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$515,721	$6,833,999	$530,425	$573,801
Interest income	16,034,361	13,228	3,474	1,138
Securities lending, net of fees	—	313,047	17,677	—
Total Investment Income	16,550,082	7,160,274	551,576	574,939

Expenses:
Advisory fees	1,146,775	414,930	80,761	60,849
Accounting and administration fees	115,574	—	—	—
Pricing fees	83,644	—	—	—
Transfer agent fees	38,103	—	—	—
Professional fees	35,550	—	—	—
Report to shareholders fees	20,928	—	—	—
Custody fees	12,995	—	—	—
Trustee fees	9,648	—	—	—
Exchange listing fees	8,776	—	—	—
Insurance fees	3,184	—	—	—
Other expenses	647	—	—	—
Total Expenses	1,475,824	414,930	80,761	60,849
Less expense waivers/reimbursements	(226,156)	—	—	—
Net Expenses	1,249,668	414,930	80,761	60,849
Net Investment Income	15,300,414	6,745,344	470,815	514,090

Net Realized Gain (Loss) on:
Investments	(627,266)	(1,807,261)	(514,305)	397,062
In-kind redemptions	—	(429,059)	73,675	189,658
Foreign currency transactions	(11,618)	—	41	4,240
Total Net Realized Gain (Loss)	(638,884)	(2,236,320)	(440,589)	590,960

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	5,815,712	(8,317,090)	552,577	1,772,587
Swaps	8,391	—	—	—
Foreign currency translations	532	—	(4)	4,352
Total Change in Net Unrealized Appreciation (Depreciation)	5,824,635	(8,317,090)	552,573	1,776,939
Net Realized and Change in Unrealized Gain (Loss)	5,185,751	(10,553,410)	111,984	2,367,899
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,486,165	$(3,808,066)	$582,799	$2,881,989
Foreign withholding taxes	$231	$—	$11,227	$91,436

Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$5,758,971	$3,937,810	$97,923,140	$52,049,209
Net realized gain	599,603	520,945	32,755,523	20,231,645
Net change in unrealized appreciation (depreciation)	(5,493,114)	14,154,080	(61,568,355)	189,977,170
Net increase in net assets resulting from operations	865,460	18,612,835	69,110,308	262,258,024
Distributions to Shareholders	(7,600,118)	(4,553,044)	(131,265,207)	(86,513,987)
Distributions to Shareholders from return of capital	(109,888)	(1,776,962)	(16,802,176)	(5,386,521)
Total distributions	(7,710,006)	(6,330,006)	(148,067,383)	(91,900,508)

Shareholder Transactions:
Proceeds from shares sold	21,862,552	51,203,831	590,076,217	604,985,491
Cost of shares redeemed	(22,408,631)	(5,405,900)	(31,774,788)	(4,357,175)
Net increase (decrease) in net assets resulting from shareholder transactions	(546,079)	45,797,931	558,301,429	600,628,316
Increase (decrease) in net assets	(7,390,625)	58,080,760	479,344,354	770,985,832

Net Assets:
Beginning of year	114,644,915	56,564,155	1,380,264,248	609,278,416
End of year	$107,254,290	$114,644,915	$1,859,608,602	$1,380,264,248

Changes in Shares Outstanding:
Shares outstanding, beginning of year	5,850,004	3,450,004	61,400,004	33,250,004
Shares sold	1,200,000	2,700,000	27,450,000	28,350,000
Shares redeemed	(1,200,000)	(300,000)	(1,500,000)	(200,000)
Shares outstanding, end of year	5,850,004	5,850,004	87,350,004	61,400,004

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss	$(36,215)	$(5,707)	$(134,237)	$(91,698)
Net realized loss	(946,721)	(1,461,281)	(224,338)	(109,599)
Net change in unrealized appreciation	5,638,213	6,019,638	5,305,906	5,326,277
Net increase in net assets resulting from operations	4,655,277	4,552,650	4,947,331	5,124,980
Distributions to Shareholders	(83,816)	(37,035)	—	—

Shareholder Transactions:
Proceeds from shares sold	21,952,395	—	2,759,530	3,012,729
Cost of shares redeemed	(16,857,035)	(1,229,884)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	5,095,360	(1,229,884)	2,759,530	3,012,729
Increase in net assets	9,666,821	3,285,731	7,706,861	8,137,709

Net Assets:
Beginning of year	11,320,824	8,035,093	22,138,886	14,001,177
End of year	$20,987,645	$11,320,824	$29,845,747	$22,138,886

Changes in Shares Outstanding:
Shares outstanding, beginning of year	400,004	450,004	350,004	300,004
Shares sold	1,150,000	—	50,000	50,000
Shares redeemed	(900,000)	(50,000)	—	—
Shares outstanding, end of year	650,004	400,004	400,004	350,004

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$15,300,414	$5,986,080	$6,745,344	$4,460,918
Net realized gain (loss)	(638,884)	317,159	(2,236,320)	(152,174)
Net change in unrealized appreciation (depreciation)	5,824,635	3,071,811	(8,317,090)	1,518,420
Net increase (decrease) in net assets resulting from operations	20,486,165	9,375,050	(3,808,066)	5,827,164
Distributions to Shareholders	(14,753,080)	(5,718,315)	(6,549,071)	(3,995,609)

Shareholder Transactions:
Proceeds from shares sold	149,969,920	143,291,682	18,633,928	36,986,561
Cost of shares redeemed	(20,366,290)	(3,279,674)	(8,922,535)	(13,515,596)
Net increase in net assets resulting from shareholder transactions	129,603,630	140,012,008	9,711,393	23,470,965
Increase (decrease) in net assets	135,336,715	143,668,743	(645,744)	25,302,520

Net Assets:
Beginning of year	191,287,377	47,618,634	51,896,511	26,593,991
End of year	$326,624,092	$191,287,377	$51,250,767	$51,896,511

Changes in Shares Outstanding:
Shares outstanding, beginning of year	8,450,004	2,250,004	2,350,004	1,300,004
Shares sold	6,600,000	6,350,000	850,000	1,650,000
Shares redeemed	(900,000)	(150,000)	(450,000)	(600,000)
Shares outstanding, end of year	14,150,004	8,450,004	2,750,004	2,350,004

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF		Virtus WMC International Dividend ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$470,815	$812,801	$514,090	$446,806
Net realized gain (loss)	(440,589)	(1,088,231)	590,960	154,790
Net change in unrealized appreciation	552,573	3,027,091	1,776,939	948,103
Net increase in net assets resulting from operations	582,799	2,751,661	2,881,989	1,549,699
Distributions to Shareholders	(839,499)	(993,505)	(524,256)	(467,150)

Shareholder Transactions:
Proceeds from shares sold	1,163,414	1,182,735	—	2,860,707
Cost of shares redeemed	(1,154,515)	(4,730,049)	(1,349,902)	—
Net increase (decrease) in net assets resulting from shareholder transactions	8,899	(3,547,314)	(1,349,902)	2,860,707
Increase (decrease) in net assets	(247,801)	(1,789,158)	1,007,831	3,943,256

Net Assets:
Beginning of year	15,530,790	17,319,948	12,486,333	8,543,077
End of year	$15,282,989	$15,530,790	$13,494,164	$12,486,333

Changes in Shares Outstanding:
Shares outstanding, beginning of year	650,004	800,004	450,004	350,004
Shares sold	50,000	50,000	—	100,000
Shares redeemed	(50,000)	(200,000)	(50,000)	—
Shares outstanding, end of year	650,004	650,004	400,004	450,004

Statement of Cash Flows (FORM N-CSR ITEM 7)

For the Year Ended October 31, 2025

The accompanying notes are an integral part of these financial statements.

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$69,110,308
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term investment securities	(1,138,840,917)
Proceeds from long-term sales of investments	1,144,244,853
Proceeds from purchased and written options	7,562
Increase (decrease) in payable for investment securities purchased	(9,495,382)
Increase (decrease) in receivable for investment securities sold	(98,746)
Net proceeds (purchases) of short-term investment securities	5,625,760
Net realized (gain) loss on investments	(27,146,213)
Net realized (gain) loss on securities sold short	(5,549)
Net realized gain (loss) on written options	(7,562)
Net realized (gain) loss on in-kind redemptions	(5,596,199)
Net amortization of premium/(discount accretion)	(298)
Net change in unrealized (appreciation) depreciation on investments	61,568,355
(Increase) decrease in due from broker	(20,753)
(Increase) decrease in dividends and interest receivable	(1,425,270)
(Increase) decrease in prepaid expenses	(58)
(Increase) decrease in tax reclaim receivable	(6,737)
(Increase) decrease in advisory fees payable	337,093
Net cash provided by (used in) operating activities	98,250,247

Cash Flows provided by (used in) Financing Activities:
Due to custodian	15,373,915
Proceeds from borrowings	142,141,443
Payments for fund shares sold in excess of in-kind creations	(107,735,774)
Distributions paid	(148,067,383)
Net cash provided by (used in) financing activities	(98,287,799)

Net increase (decrease) in cash	(37,552)
Cash, beginning of year	37,552
Cash, end of year	$—

Supplemental information:
Interest paid on borrowings	$20,399,413

Non-cash financing activities:
In-kind creations — Issued	704,176,477
In-kind creations — Redeemed	38,079,738

Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$19.60	$16.40	$16.38	$24.32	$21.71
Investment operations:
Net investment income[1]	1.07	0.91	1.13	0.68	0.63
Net realized and unrealized gain (loss)	(0.90)	3.73	0.33	(7.18)	3.42
Total from investment operations	0.17	4.64	1.46	(6.50)	4.05

Less Distributions from:
Net investment income	(1.42)	(1.04)	(1.07)	(0.96)	(1.44)
Return of capital	(0.02)	(0.40)	(0.37)	(0.48)	—
Total distributions	(1.44)	(1.44)	(1.44)	(1.44)	(1.44)
Net Asset Value, End of year	$18.33	$19.60	$16.40	$16.38	$24.32
Net Asset Value Total Return[2]	1.15%	29.17%	8.84%	(27.70)%	18.93%
Net assets, end of year (000’s omitted)	$107,254	$114,645	$56,564	$54,064	$87,539

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	5.79%	4.89%	6.51%	3.25%	2.61%
Portfolio turnover rate[3]	10%	14%	14%	79%	144%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$22.48	$18.32	$18.62	$25.16	$19.26
Investment operations:
Net investment income[1]	1.35	1.15	1.48	1.50	1.18
Net realized and unrealized gain (loss)	(0.50)	5.02	0.20 [2]	(6.09)	6.62
Total from investment operations	0.85	6.17	1.68	(4.59)	7.80

Less Distributions from:
Net investment income	(1.60)	(1.58)	(1.62)	(1.95)	(1.59)
Net realized gains	(0.21)	(0.31)	—	—	(0.26)
Return of capital	(0.23)	(0.12)	(0.36)	—	(0.05)
Total distributions	(2.04)	(2.01)	(1.98)	(1.95)	(1.90)
Net Asset Value, End of year	$21.29	$22.48	$18.32	$18.62	$25.16
Net Asset Value Total Return[3]	4.11%	34.95%	9.15%	(19.28)%	41.52%
Net assets, end of year (000’s omitted)	$1,859,609	$1,380,264	$609,278	$456,136	$527,121

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	2.11%[4]	2.48%[5]	2.52%[6]	1.40%[7]	1.21%[8]
Net investment income	6.29%	5.44%	7.71%	6.64%	4.93%
Portfolio turnover rate[9]	58%	62%	26%	22%	35%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

4The ratios of expenses to average net assets include interest expense fees of 1.31%.

5The ratios of expenses to average net assets include interest expense fees of 1.68%.

6The ratios of expenses to average net assets include interest expense fees of 1.72%.

7The ratios of expenses to average net assets include interest expense fees of 0.60%.

8The ratios of expenses to average net assets include interest expense fees of 0.41%.

9Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$28.30	$17.86	$25.88	$44.36	$38.97
Investment operations:
Net investment income (loss)[1]	(0.07)	(0.01)	0.05	(0.16)	(0.26)
Net realized and unrealized gain (loss)	4.30	10.53	(8.07)	(18.32)	5.65
Total from investment operations	4.23	10.52	(8.02)	(18.48)	5.39

Less Distributions from:
Net investment income	(0.24)	(0.08)	—	—	—
Total distributions	(0.24)	(0.08)	—	—	—
Net Asset Value, End of year	$32.29	$28.30	$17.86	$25.88	$44.36
Net Asset Value Total Return[2]	15.21%	59.09%	(31.01)%	(41.66)%	13.85%
Net assets, end of year (000’s omitted)	$20,988	$11,321	$8,035	$18,116	$35,490

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss)	(0.31)%	(0.05)%	0.22%	(0.56)%	(0.53)%
Portfolio turnover rate[3]	53%	77%	66%	61%	76%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Products ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$63.25	$46.67	$46.71	$51.83	$48.19
Investment operations:
Net investment loss[1]	(0.36)	(0.27)	(0.32)	(0.26)	(0.30)
Net realized and unrealized gain (loss)	11.72	16.85	0.28	(4.86)	3.94
Total from investment operations	11.36	16.58	(0.04)	(5.12)	3.64
Net Asset Value, End of year	$74.61	$63.25	$46.67	$46.71	$51.83
Net Asset Value Total Return[2]	17.96%	35.53%	(0.09)%	(9.88)%	7.56%
Net assets, end of year (000’s omitted)	$29,846	$22,139	$14,001	$16,349	$23,325

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment loss	(0.57)%	(0.47)%	(0.63)%	(0.59)%	(0.57)%
Portfolio turnover rate[3]	29%	46%	49%	48%	44%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$22.64	$21.16	$21.43	$25.21	$24.66
Investment operations:
Net investment income[1]	1.36	1.36	1.31	0.90	0.89
Net realized and unrealized gain (loss)	0.38	1.45	(0.33)	(3.80)	0.50
Total from investment operations	1.74	2.81	0.98	(2.90)	1.39

Less Distributions from:
Net investment income	(1.30)	(1.33)	(1.25)	(0.88)	(0.84)
Total distributions	(1.30)	(1.33)	(1.25)	(0.88)	(0.84)
Net Asset Value, End of year	$23.08	$22.64	$21.16	$21.43	$25.21
Net Asset Value Total Return[2]	8.01%	13.51%	4.56%	(11.72)%	5.71%
Net assets, end of year (000’s omitted)	$326,624	$191,287	$47,619	$41,793	$20,171

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49%	0.49%	0.49%	0.49%	0.49%[3]
Expenses, prior to expense waivers	0.58%	0.72%	0.80%	1.02%	1.21%[3]
Net investment income	6.00%	6.07%	5.95%	3.92%	3.52%
Portfolio turnover rate[4]	91%	92%	138%	84%	107%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$22.08	$20.46	$20.70	$25.99	$17.37
Investment operations:
Net investment income[1]	2.55	2.52	2.51	2.13	1.71
Net realized and unrealized gain (loss)	(3.52)	1.43	(0.30)	(5.33)	8.62
Total from investment operations	(0.97)	3.95	2.21	(3.20)	10.33

Less Distributions from:
Net investment income	(2.47)	(1.57)	(2.45)	(2.09)	(1.71)
Net realized gains	—	(0.76)	—	—	—
Total distributions	(2.47)	(2.33)	(2.45)	(2.09)	(1.71)
Net Asset Value, End of year	$18.64	$22.08	$20.46	$20.70	$25.99
Net Asset Value Total Return[2]	(5.06)%	19.85%	11.22%	(12.75)%	61.32%
Net assets, end of year (000’s omitted)	$51,251	$51,897	$26,594	$21,735	$31,189

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75%[3]	0.75%[3]	0.75%[3]	0.75%	0.75%
Net investment income	12.19%[3]	11.26%[3]	11.85%[3]	8.97%	7.27%
Portfolio turnover rate[4]	32%	29%	40%	27%	34%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3The fund indirectly bears its proportionate shares of expenses and net investment income of any underlying funds in which the Fund invests. Such expenses and income are not included in the calculation of this ratio.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$23.89	$21.65	$23.29	$26.84	$18.67
Investment operations:
Net investment income[1]	0.75	1.13	0.73	0.93	0.57
Net realized and unrealized gain (loss)	0.20	2.47	(1.17)[2]	(3.61)	8.66
Total from investment operations	0.95	3.60	(0.44)	(2.68)	9.23

Less Distributions from:
Net investment income	(1.33)	(1.36)	(1.20)	(0.87)	(1.06)
Total distributions	(1.33)	(1.36)	(1.20)	(0.87)	(1.06)
Net Asset Value, End of year	$23.51	$23.89	$21.65	$23.29	$26.84
Net Asset Value Total Return[3]	4.20%	16.89%	(2.15)%	(10.25)%	50.16%
Net assets, end of year (000’s omitted)	$15,283	$15,531	$17,320	$45,420	$139,583

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.21%	4.80%	3.06%	3.52%	2.30%
Portfolio turnover rate[4]	57%	67%	88%	70%	66%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus WMC International Dividend ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$27.75	$24.41	$21.69	$28.57	$23.94
Investment operations:
Net investment income[1]	1.26	1.23	1.20	1.50	1.29
Net realized and unrealized gain (loss)	6.01	3.40	2.65	(5.13)	5.18
Total from investment operations	7.27	4.63	3.85	(3.63)	6.47

Less Distributions from:
Net investment income	(1.28)	(1.29)	(1.13)	(1.69)	(1.15)
Net realized gains	—	—	—	(1.56)	(0.69)
Total distributions	(1.28)	(1.29)	(1.13)	(3.25)	(1.84)
Net Asset Value, End of year	$33.74	$27.75	$24.41	$21.69	$28.57
Net Asset Value Total Return[2]	26.77%	19.23%	17.67%	(14.03)%	27.41%
Net assets, end of year (000’s omitted)	$13,494	$12,486	$8,543	$6,507	$7,142

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	4.14%	4.54%	4.77%	5.87%	4.47%
Portfolio turnover rate[3]	30%	41%	61%	50%	68%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Notes to Financial Statements

October 31, 2025

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of October 31, 2025, ten funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (each a “Fund” and collectively, the “Funds”) are presented in this annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Investment objective(s)
InfraCap REIT Preferred ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.
Virtus InfraCap U.S. Preferred Stock ETF	Seeks current income and, secondarily, capital appreciation.
Virtus LifeSci Biotech Clinical Trials ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index.
Virtus LifeSci Biotech Products ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index.
Virtus Newfleet Multi-Sector Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Private Credit Strategy ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index.
Virtus Real Asset Income ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.
Virtus WMC International Dividend ETF	Seeks income.

There is no guarantee that a Fund will achieve its objective(s).

InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the year ended October 31, 2025. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically

Notes to Financial Statements (continued)

October 31, 2025

categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) with respect to each Fund to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Funds’ investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Adviser are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value (“NAV”) each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of each Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2025, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method.

Notes to Financial Statements (continued)

October 31, 2025

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (continued)

October 31, 2025

(k) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

(l) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(m) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At October 31, 2025, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount(b)
Virtus LifeSci Biotech Clinical Trials ETF	$4,452,671	$2,442,089	$2,103,325	$0
Virtus LifeSci Biotech Products ETF	2,682,518	394,428	2,314,648	0
Virtus Private Credit Strategy ETF	13,878,812	11,592,961	2,572,363	0
Virtus Real Asset Income ETF	2,505,664	1,283,054	1,308,302	0

(a)Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)Net amount represents the net amount receivable due from the counterparty in the event of default.

Funds not listed in table above did not have any securities on loan at October 31, 2025.

Notes to Financial Statements (continued)

October 31, 2025

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of October 31, 2025

	Overnight and Continuous	Between
		<30 Days	30 & 90 days	>90 days	Total
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$4,545,415	$—	$—	$—	$4,545,415
Gross amount of recognized liabilities for securities lending transactions:					$4,545,415

Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Common Stocks	$2,709,076	$—	$—	$—	$2,709,076
Gross amount of recognized liabilities for securities lending transactions:					$2,709,076

Virtus Private Credit Strategy ETF
Securities Lending Transactions
Common Stocks	$14,165,324	$—	$—	$—	$14,165,324
Gross amount of recognized liabilities for securities lending transactions:					$14,165,324

Virtus Real Asset Income ETF
Securities Lending Transactions
Common Stocks	$2,591,356	$—	$—	$—	$2,591,356
Gross amount of recognized liabilities for securities lending transactions:					$2,591,356

(n) Mortgage-Related and Other Asset-Back Securities

Certain Funds may invest in mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.

Mortgage-related securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in “pools” of mortgage loans assembled for sale to investors by various government agencies, such as the Government National Mortgage Association (“GNMA”), and government-related organizations, such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.

Notes to Financial Statements (continued)

October 31, 2025

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

Effective January 1, 2025, VIA replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to each Fund. References to the “Adviser” shall mean VIA.

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.45%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC International Dividend ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding 0.49% of the Fund’s average daily net assets through at least February 28, 2026. The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2026	2027	2028
Virtus Newfleet Multi-Sector Bond ETF	$168,746	$225,718	$226,156

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions

Notes to Financial Statements (continued)

October 31, 2025

and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee*+
Virtus WMC International Dividend ETF	Wellington Management Company LLP	0.21%*

(1) An indirect wholly-owned subsidiary of Virtus.

*InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC International Dividend ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At October 31, 2025, Virtus Partners, Inc. held shares of the Fund below which may be sold at any time that aggregated as follows:

	Shares	% of share outstanding
Virtus WMC International Dividend ETF	184,507	46.1%

At October 31, 2025, the sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated as follows:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	2,599	0.0%*
Virtus InfraCap U.S. Preferred Stock ETF	289,300	0.3%

*Rounds to less than 0.01%.

Notes to Financial Statements (continued)

October 31, 2025

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

The following table discloses each Fund’s transaction fee:

Funds	Creation/Redemption Transaction Fee
InfraCap REIT Preferred ETF	$500
Virtus InfraCap U.S. Preferred Stock ETF	600
Virtus LifeSci Biotech Clinical Trials ETF	500
Virtus LifeSci Biotech Products ETF	500
Virtus Newfleet Multi-Sector Bond ETF	500
Virtus Private Credit Strategy ETF	500
Virtus Real Asset Income ETF	500
Virtus WMC International Dividend ETF	1,200

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the FASB provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2022, 2023 and 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended October 31, 2025, the Funds had no accrued penalties or interest.

Notes to Financial Statements (continued)

October 31, 2025

At October 31, 2025, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$110,543,561	$3,136,016	$(6,842,697)	$(3,706,681)
Virtus InfraCap U.S. Preferred Stock ETF	2,321,461,355	78,288,758	(74,729,504)	3,559,254
Virtus LifeSci Biotech Clinical Trials ETF	20,236,255	6,788,842	(3,728,664)	3,060,178
Virtus LifeSci Biotech Products ETF	22,568,779	11,030,793	(3,598,203)	7,432,590
Virtus Newfleet Multi-Sector Bond ETF	320,786,466	8,172,587	(1,842,645)	6,329,942
Virtus Private Credit Strategy ETF	73,733,253	188,756	(12,235,307)	(12,046,551)
Virtus Real Asset Income ETF	17,963,653	1,427,863	(3,298,948)	(1,871,085)
Virtus WMC International Dividend ETF	10,768,324	2,944,512	(353,702)	2,590,810

At October 31, 2025, the components of accumulated earnings/loss on a tax-basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Appreciation/ (Depreciation)	Post October Losses Deferrals	Total Accumulated Earnings (Loss)
InfraCap REIT Preferred ETF	$—	$—	$—	$(13,306,680)	$(3,706,681)	$—	$(17,013,361)
Virtus InfraCap U.S. Preferred Stock ETF	—	—	—	—	3,559,254	—	3,559,254
Virtus LifeSci Biotech Clinical Trials ETF	—	524,351	—	(60,807,076)	3,060,178	—	(57,222,547)
Virtus LifeSci Biotech Products ETF	—	—	—	(16,297,126)	7,432,590	87,413	(8,951,949)
Virtus Newfleet Multi-Sector Bond ETF	—	898,956	—	(5,544,930)	6,329,942	—	1,683,968
Virtus Private Credit Strategy ETF	557,397	489,618	—	(11,373,406)	(12,046,551)	—	(22,372,942)
Virtus Real Asset Income ETF	—	101,758	—	(45,369,378)	(1,871,085)	—	(47,138,705)
Virtus WMC International Dividend ETF	—	117,022	115,818	—	2,590,810	—	2,823,650

Ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended October 31, 2025, the Fund incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Products ETF	$87,413

The tax character of dividends and distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025			2024
	Distributions Paid From Ordinary Income	Return of Capital	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Return of Capital	Distributions Paid From Long-Term Capital Gains
InfraCap REIT Preferred ETF	$7,600,118	$109,888	$—	$4,553,044	$1,776,962	$—
Virtus InfraCap U.S. Preferred Stock ETF	115,841,568	16,802,176	15,423,639	72,248,861	5,386,521	14,265,126
Virtus LifeSci Biotech Clinical Trials ETF	83,816	—	—	37,035	—	—
Virtus LifeSci Biotech Products ETF	—	—	—	—	—	—
Virtus Newfleet Multi-Sector Bond ETF	14,753,080	—	—	5,718,315	—	—
Virtus Private Credit Strategy ETF	6,549,071	—	—	3,995,609	—	—
Virtus Real Asset Income ETF	839,499	—	—	993,505	—	—
Virtus WMC International Dividend ETF	524,256	—	—	467,150	—	—

Notes to Financial Statements (continued)

October 31, 2025

Short-term gain distributions if any, are reported as ordinary income for federal tax purposes.

At October 31, 2025, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$11,865,785	$1,440,895	$13,306,680
Virtus InfraCap U.S. Preferred Stock ETF	—	—	—
Virtus LifeSci Biotech Clinical Trials ETF	24,969,166	35,837,910	60,807,076
Virtus LifeSci Biotech Products ETF	2,526,100	13,771,026	16,297,126
Virtus Newfleet Multi-Sector Bond ETF	1,644,664	3,900,266	5,544,930
Virtus Private Credit Strategy ETF	3,731,914	7,641,492	11,373,406
Virtus Real Asset Income ETF	26,198,783	19,170,595	45,369,378
Virtus WMC International Dividend ETF	—	—	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of redemptions in kind. At October 31, 2025, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

	Distributable Earnings (Accumulated Deficit)	Paid-In-Capital
InfraCap REIT Preferred ETF	$327,790	$(327,790)
Virtus InfraCap U.S. Preferred Stock ETF	19,058,815	(19,058,815)
Virtus LifeSci Biotech Clinical Trials ETF	(982,776)	982,776
Virtus LifeSci Biotech Products ETF	—	—
Virtus Newfleet Multi-Sector Bond ETF	(740)	740
Virtus Private Credit Strategy ETF	747,266	(742,266)
Virtus Real Asset Income ETF	(64,421)	64,421
Virtus WMC International Dividend ETF	(187,004)	187,004

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended October 31, 2025 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$10,309,411	$10,718,665	$21,664,246	$22,193,642
Virtus InfraCap U.S. Preferred Stock ETF	1,138,840,917	1,123,692,354	704,176,477	38,079,738
Virtus LifeSci Biotech Clinical Trials ETF	6,565,526	6,599,693	21,946,112	16,847,029
Virtus LifeSci Biotech Products ETF	6,961,056	7,170,231	2,760,302	—
Virtus Newfleet Multi-Sector Bond ETF	310,926,466	195,881,882	—	—
Virtus Private Credit Strategy ETF	17,849,359	17,283,747	18,634,371	8,915,205
Virtus Real Asset Income ETF	8,221,796	8,371,416	1,163,258	1,154,682
Virtus WMC International Dividend ETF	3,722,992	3,761,552	—	1,276,772

Purchases and sales of investments in long-term U.S. Government Securities for the year ended October 31, 2025 were as follows:

	Purchases	Sales
Virtus Newfleet Multi-Sector Bond ETF	$40,031,186	$31,274,037

Notes to Financial Statements (continued)

October 31, 2025

7. DERIVATIVE FINANCIAL INSTRUMENTS

Swaps

The Virtus Newfleet Multi-Sector Bond ETF may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statement of Assets and Liabilities as “Over-the-counter swap at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statement of Operations.

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statement of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statement of Operations. Swap contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.” Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Total return swaps– Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

The Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv)cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

Notes to Financial Statements (continued)

October 31, 2025

During the year ended October 31, 2025, the Fund utilized swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolio and to obtain long or short exposure to the underlying reference instrument.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statement of Assets and Liabilities at October 31, 2025.

Virtus Newfleet Multi-Sector Bond ETF

Asset	Credit Risk
Swaps(1), at value	$8,391

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statement of Operations for the year ended October 31, 2025.

Virtus Newfleet Multi-Sector Bond ETF

Net Realized Gain (Loss) on:	Credit Risk
Swaps	$—

Net Change in Net Unrealized Appreciation (Depreciation) on:	Credit Risk
Swaps	$8,391

(1)Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statement of Assets and Liabilities for centrally cleared swap contracts.

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Fund for the year ended October 31, 2025.

Virtus Newfleet Multi-Sector Bond ETF

Swaps(1)	$5,945,000

(1)Average notional amount.

8. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/ or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the year ended October 31, 2025, the average daily borrowings under the Agreements and the weighted average interest rate were $369,204,286 and 5.43%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC purchased options, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

Notes to Financial Statements (continued)

October 31, 2025

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTCderivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Credit Risk

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Cash Concentration Risk

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. 10% SHAREHOLDERS

As of October 31, 2025, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	57%	2
Virtus InfraCap U.S. Preferred Stock ETF	59%	2
Virtus LifeSci Biotech Clinical Trials ETF	40%	2
Virtus LifeSci Biotech Products ETF	65%	3
Virtus Newfleet Multi-Sector Bond ETF	77%	3
Virtus Private Credit Strategy ETF	71%	2
Virtus Real Asset Income ETF	64%	1
Virtus WMC International Dividend ETF	78%	3*

* Includes affiliated shareholder account.

Notes to Financial Statements (continued)

October 31, 2025

11. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.

12. SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events, requiring recognition or disclosure in these financial statements.

Schedule of Investments — InfraCap MLP ETF

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 122.5%
Energy - 122.3%
Cheniere Energy Partners LP(1)	226,930	$11,838,938
Cheniere Energy, Inc.(1)(2)	122,553	25,981,236
Delek Logistics Partners LP	158,408	7,057,076
Enbridge, Inc. (Canada)	1,554	72,448
Energy Transfer LP(1)(2)	3,102,317	52,211,995
Enterprise Products Partners LP(1)(2)	1,375,943	42,365,285
Genesis Energy LP(1)(2)	567,353	9,281,895
Global Partners LP	98,987	4,475,202
Hess Midstream LP Class A(2)	1,404,438	47,680,670
Kinder Morgan, Inc.(1)(2)	633,655	16,595,425
Marathon Petroleum Corp.	131	25,533
MPLX LP(1)(2)	1,112,122	56,451,313
ONEOK, Inc.(1)(2)	117,896	7,899,032
Phillips 66(2)	11,167	1,520,275
Plains All American Pipeline LP(1)(2)	3,253,913	53,526,869
Sunoco LP(1)	648,427	33,860,858
Targa Resources Corp.(1)(2)	108,881	16,772,029
TC Energy Corp. (Canada)(2)	50,000	2,508,000
USA Compression Partners LP	307,431	6,785,002
Valero Energy Corp.	21,123	3,581,616
Venture Global, Inc. Class A(2)	106,563	913,245
Western Midstream Partners LP(1)(2)	1,045,716	39,182,979
Williams Cos., Inc. (The)(1)(2)	267,776	15,496,197
Total Energy		456,083,118
Utilities - 0.2%
Suburban Propane Partners LP	44,707	815,009
Total Common Stocks
(Cost $456,823,853)		456,898,127
PREFERRED STOCKS - 0.7%
Energy - 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	1,039	17,559
Energy Transfer LP, Series I, 9.25%	243,382	2,864,606
Total Energy		2,882,165
Total Preferred Stocks
(Cost $2,349,624)		2,882,165
MONEY MARKET FUNDS - 2.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.96%(3)	4,397,772	4,397,772
RBC BlueBay Government Money Market Fund - Institutional Shares, 4.04%(3)	4,397,772	4,397,772
(Cost $8,795,544)		8,795,544
TOTAL INVESTMENTS - 125.6%
(Cost $467,969,021)		468,575,836
Liabilities in Excess of Other Assets - (25.6)%		(95,596,286)
Net Assets - 100.0%		$372,979,550

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.3)%
Written Call Options
Cheniere Energy, Inc., Expires 11/07/25, Strike Price $240.00	(20,000)	(200)	$(800)
Cheniere Energy, Inc., Expires 11/14/25, Strike Price $245.00	(20,000)	(200)	(1,200)
Cheniere Energy, Inc., Expires 11/21/25, Strike Price $230.00	(20,000)	(200)	(18,200)
Cheniere Energy, Inc., Expires 11/21/25, Strike Price $245.00	(25,000)	(250)	(4,250)
Cheniere Energy, Inc., Expires 11/28/25, Strike Price $235.00	(10,000)	(100)	(6,800)
Cheniere Energy, Inc., Expires 11/28/25, Strike Price $255.00	(10,000)	(100)	(1,100)
Cheniere Energy, Inc., Expires 12/05/25, Strike Price $235.00	(20,000)	(200)	(25,000)
Energy Transfer LP, Expires 11/07/25, Strike Price $17.50	(100,000)	(1,000)	(5,000)
Energy Transfer LP, Expires 11/14/25, Strike Price $17.50	(100,000)	(1,000)	(7,000)
Energy Transfer LP, Expires 11/21/25, Strike Price $17.50	(100,000)	(1,000)	(5,000)
Energy Transfer LP, Expires 11/21/25, Strike Price $18.00	(300)	(3)	(12)
Energy Transfer LP, Expires 11/28/25, Strike Price $17.50	(100,000)	(1,000)	(14,000)
Energy Transfer LP, Expires 12/05/25, Strike Price $18.00	(100,000)	(1,000)	(7,000)
Energy Transfer LP, Expires 12/19/25, Strike Price $18.00	(200,000)	(2,000)	(22,000)
Enterprise Products Partners LP, Expires 11/14/25, Strike Price $32.00	(50,000)	(500)	(3,000)
Enterprise Products Partners LP, Expires 11/21/25, Strike Price $31.00	(27,000)	(270)	(13,500)
Enterprise Products Partners LP, Expires 11/21/25, Strike Price $32.00	(100,000)	(1,000)	(12,000)
Enterprise Products Partners LP, Expires 11/28/25, Strike Price $32.00	(100,000)	(1,000)	(15,000)
Enterprise Products Partners LP, Expires 12/05/25, Strike Price $32.00	(100,000)	(1,000)	(22,000)

Schedule of Investments — InfraCap MLP ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Enterprise Products Partners LP, Expires 12/19/25, Strike Price $32.00	(100,000)	(1,000)	$(32,000)
Genesis Energy LP, Expires 11/21/25, Strike Price $17.50	(100,000)	(1,000)	(10,000)
Genesis Energy LP, Expires 12/19/25, Strike Price $17.50	(100,000)	(1,000)	(26,000)
Hess Midstream LP, Expires 11/21/25, Strike Price $34.00	(125,000)	(1,250)	(100,000)
Hess Midstream LP, Expires 11/21/25, Strike Price $35.00	(150,000)	(1,500)	(75,000)
Kinder Morgan, Inc., Expires 11/07/25, Strike Price $29.00	(100,000)	(1,000)	(2,000)
Kinder Morgan, Inc., Expires 11/14/25, Strike Price $27.00	(75,000)	(750)	(8,250)
Kinder Morgan, Inc., Expires 11/21/25, Strike Price $29.00	(100,000)	(1,000)	(4,000)
Kinder Morgan, Inc., Expires 11/21/25, Strike Price $29.50	(100,000)	(1,000)	(1,000)
Kinder Morgan, Inc., Expires 11/28/25, Strike Price $27.00	(75,000)	(750)	(24,000)
Kinder Morgan, Inc., Expires 11/28/25, Strike Price $28.00	(300)	(3)	(33)
Kinder Morgan, Inc., Expires 12/19/25, Strike Price $28.00	(50,000)	(500)	(11,000)
Kinder Morgan, Inc., Expires 12/19/25, Strike Price $29.00	(50,000)	(500)	(7,000)
MPLX LP, Expires 11/21/25, Strike Price $50.00	(50,000)	(500)	(52,500)
ONEOK, Inc., Expires 11/21/25, Strike Price $70.00	(12,500)	(125)	(6,625)
ONEOK, Inc., Expires 11/21/25, Strike Price $75.00	(55,000)	(550)	(6,600)
ONEOK, Inc., Expires 11/21/25, Strike Price $80.00	(50,000)	(500)	(2,500)
Phillips 66, Expires 11/07/25, Strike Price $141.00	(10,000)	(100)	(7,600)
Plains All American Pipeline LP, Expires 11/21/25, Strike Price $17.00	(300,000)	(3,000)	(36,000)
Targa Resources Corp., Expires 11/21/25, Strike Price $160.00	(25,000)	(250)	(85,000)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Targa Resources Corp., Expires 11/21/25, Strike Price $165.00	(25,000)	(250)	$(53,750)
Targa Resources Corp., Expires 11/21/25, Strike Price $170.00	(50,000)	(500)	(57,500)
TC Energy Corp., Expires 11/21/25, Strike Price $52.50	(25,000)	(250)	(10,000)
Venture Global, Inc., Expires 11/07/25, Strike Price $10.00	(100,000)	(1,000)	(5,000)
Western Midstream Partners LP, Expires 11/21/25, Strike Price $39.00	(100,000)	(1,000)	(30,000)
Western Midstream Partners LP, Expires 11/21/25, Strike Price $40.00	(100,000)	(1,000)	(13,000)
Williams Cos., Inc. (The), Expires 11/07/25, Strike Price $67.00	(25,000)	(250)	(750)
Williams Cos., Inc. (The), Expires 11/14/25, Strike Price $61.00	(25,000)	(250)	(10,625)
Williams Cos., Inc. (The), Expires 11/21/25, Strike Price $67.00	(50,000)	(500)	(4,000)
Williams Cos., Inc. (The), Expires 11/21/25, Strike Price $68.00	(25,000)	(250)	(1,500)
Williams Cos., Inc. (The), Expires 11/21/25, Strike Price $69.00	(25,000)	(250)	(1,000)
Williams Cos., Inc. (The), Expires 11/28/25, Strike Price $61.00	(50,000)	(500)	(32,500)
Williams Cos., Inc. (The), Expires 11/28/25, Strike Price $64.00	(50,000)	(500)	(15,000)
Written Put Options
DT Midstream, Inc., Expires 11/21/25, Strike Price $110.00	(10,000)	(100)	(24,800)
Genesis Energy LP, Expires 11/21/25, Strike Price $15.00	(50,000)	(500)	(7,500)
Genesis Energy LP, Expires 12/19/25, Strike Price $15.00	(5,000)	(50)	(2,450)
Marathon Petroleum Corp., Expires 11/21/25, Strike Price $160.00	(10,000)	(100)	(3,200)
Marathon Petroleum Corp., Expires 11/21/25, Strike Price $170.00	(10,000)	(100)	(7,700)

Schedule of Investments — InfraCap MLP ETF (continued)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Put Options (continued)
Marathon Petroleum Corp., Expires 11/21/25, Strike Price $175.00	(10,000)	(100)	$(9,250)
Marathon Petroleum Corp., Expires 11/21/25, Strike Price $180.00	(10,000)	(100)	(18,300)
Marathon Petroleum Corp., Expires 12/19/25, Strike Price $155.00	(10,000)	(100)	(6,500)
Phillips 66, Expires 11/07/25, Strike Price $119.00	(12,500)	(125)	(1,000)
Phillips 66, Expires 11/14/25, Strike Price $122.00	(10,000)	(100)	(2,800)
Phillips 66, Expires 11/14/25, Strike Price $128.00	(12,500)	(125)	(11,250)
Phillips 66, Expires 11/21/25, Strike Price $118.00	(10,000)	(100)	(4,000)
Phillips 66, Expires 11/21/25, Strike Price $120.00	(10,000)	(100)	(4,500)
Phillips 66, Expires 11/28/25, Strike Price $120.00	(10,000)	(100)	(6,500)
Phillips 66, Expires 12/05/25, Strike Price $121.00	(10,000)	(100)	(7,500)
Sunoco LP, Expires 11/21/25, Strike Price $47.50	(100,000)	(1,000)	(18,000)
Sunoco LP, Expires 11/21/25, Strike Price $50.00	(50,000)	(500)	(27,500)
TC Energy Corp., Expires 11/21/25, Strike Price $47.50	(25,000)	(250)	(11,875)
Valero Energy Corp., Expires 11/07/25, Strike Price $145.00	(10,000)	(100)	(500)
Valero Energy Corp., Expires 11/07/25, Strike Price $160.00	(10,000)	(100)	(6,100)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Put Options (continued)
Valero Energy Corp., Expires 11/14/25, Strike Price $160.00	(20,000)	(200)	$(24,800)
Valero Energy Corp., Expires 11/21/25, Strike Price $148.00	(10,000)	(100)	(5,800)
Valero Energy Corp., Expires 11/21/25, Strike Price $152.50	(10,000)	(100)	(9,900)
Valero Energy Corp., Expires 11/28/25, Strike Price $155.00	(10,000)	(100)	(17,100)
Total Written Options - (0.3)%
(Premiums Received $1,257,794)			$(1,153,420)

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at October 31, 2025 was $291,394,637, or 78.1% of net assets.

(2)Subject to written call options.

(3)The rate shown reflects the seven-day yield as of October 31, 2025.

Portfolio Composition

Asset Allocation as of 10/31/2025 (based on net assets)

Common Stocks	122.5%
Preferred Stocks	0.7%
Money Market Funds	2.4%
Written Options	(0.3)%
Liabilities in Excess of Other Assets	(25.3)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$456,898,127	$—	$—	$456,898,127
Preferred Stocks	2,882,165	—	—	2,882,165
Money Market Funds	8,795,544	—	—	8,795,544
Total	$468,575,836	$—	$—	$468,575,836
Liability Valuation Inputs
Written Options	$1,117,570	$35,850	$—	$1,153,420
Total	$1,117,570	$35,850	$—	$1,153,420

Statement of Assets and Liabilities (FORM N-CSR ITEM 7)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$469,141,567
Investments, at value	468,575,836
Due from broker	1,954,086
Receivables:
Investment securities sold	13,701,816
Dividends and interest	123,591
Tax reclaim	22,785
Prepaid taxes	232,066
Prepaid expenses	2,860
Total Assets	484,613,040
Liabilities:
Bank borrowings	87,433,794
Payables:
Investment securities purchased	9,786,500
Interest expense	392,236
Sub-Advisory fees	307,661
Written options, at value(a)	1,153,420
Current income tax liability	12,399,498
Deferred income tax liability	160,381
Total Liabilities	111,633,490
Net Assets	$372,979,550
Net Assets Consist of:
Paid-in capital	$489,606,875
Total distributable earnings (accumulated deficit), net of income taxes	(116,627,325)
Net Assets	$372,979,550
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	9,665,000
Net asset value per share	$38.59
(a)Premiums received from written options	$1,257,794

Statement of Operations (FORM N-CSR ITEM 7)

For the Year Ended October 31, 2025

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$32,197,091
Dividend income (net of foreign withholding taxes)	4,908,456
Interest income	243,874
Less: Return of capital distributions	(33,783,382)
Total Investment Income	3,566,039

Expenses:
Interest expenses	5,675,108
Sub-Advisory fees	3,933,705
Total Expenses	9,608,813
Net Investment (Loss) Before Income Taxes	(6,042,774)
Current and Deferred Income Tax Benefit / (Expense)	2,498,184
Net Investment (Loss), Net of Income Taxes	(3,544,590)

Net Realized Gain (Loss) on:
Investments	225,952,332
Written options	6,812,378
Foreign currency transactions	(32)
Current and Deferred Income Tax Benefit (Expense)	(96,228,815)
Total Net Realized Gain, Net of Income Taxes	136,535,863

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(189,855,783)
Written options	18,631
Foreign currency translations	22
Current and Deferred Income Tax Benefit (Expense)	78,481,848
Total Change in Net Unrealized Depreciation	(111,355,282)
Net Realized and Change in Unrealized Gain, Net of Income Taxes	25,180,581
Net Increase in Net Assets Resulting from Operations	$21,635,991
Foreign withholding taxes	$24,473

Statement of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(3,544,590)	$(8,291,800)
Net realized gain, net of income taxes	136,535,863	27,167,668
Net change in unrealized appreciation (depreciation), net of income taxes	(111,355,282)	60,203,016
Net increase in net assets resulting from operations	21,635,991	79,078,884
Distributions to Shareholders	(32,611,052)	(29,650,201)

Shareholder Transactions:
Proceeds from shares sold	24,246,713	22,770,177
Cost of shares redeemed	(17,836,203)	(21,266,939)
Net increase in net assets resulting from shareholder transactions	6,410,510	1,503,238
Increase (decrease) in net assets	(4,564,551)	50,931,921

Net Assets:
Beginning of year	377,544,101	326,612,180
End of year	$372,979,550	$377,544,101

Changes in Shares Outstanding:
Shares outstanding, beginning of year	9,540,000	9,490,000
Shares sold	550,000	600,000
Shares redeemed	(425,000)	(550,000)
Shares outstanding, end of year	9,665,000	9,540,000

Statement of Cash Flows (FORM N-CSR ITEM 7)

For the Year Ended October 31, 2025

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$21,635,991

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(1,234,450,874)
Proceeds from sales of investments	1,339,435,024
Net proceeds from purchased and written options	9,000,562
Net realized gain (loss) on investments	(225,952,332)
Net realized gain (loss) on written options	(6,812,378)
Net increase in money market funds	349,251
Return of capital distributions	1,586,291
Net change in unrealized (appreciation) depreciation on investments	189,855,783
Net change in unrealized (appreciation) depreciation on written options	(18,631)
(Increase) decrease in due from brokers	(500,188)
(Increase) decrease in dividends and interest receivable	23,988
Increase (decrease) in tax reclaim receivable	(15,278)
(Increase) decrease in sub-advisory fees payable	(5,389)
(Increase) decrease in current income tax liability .	10,982,305
(Increase) decrease in deferred income tax liability	(17,325,619)
(Increase) decrease in interest expense	(193,696)
Net cash provided by (used in) operating activities	87,594,810

Cash Flows provided by (used in) Financing Activities:
Due to custodian	(8,000,000)
Proceeds from borrowings	(22,610,612)
Payments for fund shares sold in excess of in-kind creations	(24,373,146)
Distributions paid	(32,611,052)
Net cash provided by (used in) financing activities	(87,594,810)

Net increase (decrease) in cash
Cash, beginning of year	—
Cash, end of year	$—

Supplemental information:
Interest paid on borrowings	$5,868,804
Taxes paid	21,595,645

Non-cash financing activities:
In-kind creations — Issued	30,783,656
In-kind creations — Redeemed	—

Financial Highlights (FORM N-CSR ITEM 7)

October 31, 2025

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF[1]
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021

Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$39.57	$34.42	$33.22	$27.31	$13.78
Investment operations:
Net investment loss[1]	(0.37)	(0.86)	(0.65)	(0.31)	(0.33)
Net realized and unrealized gain	2.81	9.09	4.69	8.86	16.50
Total from investment operations	2.44	8.23	4.04	8.55	16.17

Less Distributions from:					)
Net investment income	(3.42)	(3.08)	(2.84)	—	—
Net realized gains	—	—	—	(2.64)	—
Return of capital	—	—	—	—	(2.64)
Total distributions	(3.42)	(3.08)	(2.84)	(2.64)	(2.64)
Net Asset Value, End of year	$38.59	$39.57	$34.42	$33.22	$27.31
Net Asset Value Total Return[2]	5.52%	24.40%	12.91%	33.13%	121.30%
Net assets, end of year (000’s omitted)	$372,980	$377,544	$326,612	$333,536	$294,628

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including current and deferred income tax expense/benefit	1.72%[3,4]	2.75%[5]	2.18%[7]	1.64%[9]	1.40%[10]
Expenses, excluding current and deferred income tax expense/benefit	2.32%[3]	3.01%[6]	2.99%[8]	1.64%[9]	1.40%[10]
Net investment loss	(0.86)%	(2.21)%	(1.98)%	(1.06)%	(1.31)%
Portfolio turnover rate[11]	237%	59%	69%	62%	99%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3The ratios of expenses to average net assets include interest expense fees of 1.37%.

4The ratios of expenses to average net assets include current and deferred income tax benefit / expense of 0.60%.

5The ratios of expenses to average net assets include interest expense of 2.06% and current and deferred income tax benefit / expense of 0.26%.

6The ratios of expenses to average net assets include interest expense fees of 2.06%.

7The ratios of expenses to average net assets include interest expense of 2.04% and current and deferred income tax benefit / expense of 0.81%.

8The ratios of expenses to average net assets include interest expense fees of 2.04%.

9The ratios of expenses to average net assets include interest expense fees of 0.69%.

10The ratios of expenses to average net assets include interest expense fees of 0.45%.

11Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Notes to Financial Statements

October 31, 2025

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of October 31, 2025, ten funds of the Trust are offered for sale. The InfraCap MLP ETF (the “Fund”) is presented in this annual report. The offering of the Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Investment objective
InfraCap MLP ETF	Seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

There is no guarantee that the Fund will achieve its objective(s).

The Fund is “non-diversified,” as defined under the 1940 Act, as of the year ended October 31, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) with respect to each Fund to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Funds’ investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction

Notes to Financial Statements (continued)

October 31, 2025

is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at October 31, 2025, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories . Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(h) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the

Notes to Financial Statements (continued)

October 31, 2025

time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

(j) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

October 31, 2025

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At October 31, 2025, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	38,845	0.4%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of October 31, 2025	Current	Deferred	Total
Federal	$31,324,162	$(2,033,348)	$29,290,814
State	1,250,241	(89,691)	1,160,550
Valuation Allowance	—	(15,202,581)	(15,202,581)
Total Tax Expense/(Benefit)	$32,574,403	$(17,325,620)	$15,248,783

Notes to Financial Statements (continued)

October 31, 2025

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of October 31, 2025
Deferred Tax Assets:
Capital Loss Carryforward	$3,621,283
Other	93,744
Total Deferred Tax Assets	3,715,027
Less Valuation Allowance	(1,517,235)
Net Deferred Tax Assets	$2,197,792
Deferred Tax Liabilities:
Net Unrealized Gain on Investment	$2,135,354
Book vs tax deferred income from MLP Investments	222,819
Total Deferred Tax Liabilities	2,358,173
Total Net Deferred Tax Asset/(Liability)	$(160,381)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. As of the year ended October 31, 2025, the Fund has a capital loss carryforward of $16,565,798 which expires in 2026. A valuation allowance has been recorded against the capital loss carryforwards not expected to be utilized.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$7,745,803	21.00%
State Income Taxes (Net of Federal Benefit)	317,209	0.86%
Permanent Differences, Net	(253,036)	(0.69)%
Effect of State Tax Rate Change	(9,348)	(0.03)%
Capital Loss Carryforward Expiration	22,158,242	60.07%
Other	492,495	1.33%
Valuation Allowance	(15,202,582)	(41.22)%
Net Income Tax Expense/(Benefit)	$15,248,783	41.32%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to October 31, 2025, the Fund does not have any accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. The Fund’s tax years, October 31, 2022 through October 31, 2024, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. As of the year ended October 31, 2025, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially over the next fiscal year.

Notes to Financial Statements (continued)

October 31, 2025

At October 31, 2025, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$457,922,482	$31,309,083	$(20,655,729)	$10,653,354

The tax character of dividends and distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

Fund	2025	2024
	Distributions Paid From Ordinary Income	Distributions Paid From Ordinary Income
InfraCap MLP ETF	$32,611,052	$29,650,201

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended October 31, 2025 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$1,241,382,817	$1,316,822,621	$30,783,656	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at October 31, 2025 are as follows:

Liabilities	Equity Risk
Written options, at value	$1,153,420

Transactions in derivative instruments reflected on the Statement of Operations during the year ended October 31, 2025 are as follows:

Net Realized Gain (Loss) on:	Equity Risk
Written options	6,812,378

Notes to Financial Statements (continued)

October 31, 2025

Net Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$18,631

For the year ended October 31, 2025, the monthly average market value of the written options contracts held by the Fund was $542,419.

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the year ended October 31, 2025, the average daily borrowings under the Agreements and the weighted average interest rate were $95,745,228 and 5.44%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

The Fund is taxed as a corporation for federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the corporate income tax rate as well as state and local income taxes. The Fund will not benefit from the current favorable federal income tax rates on long-term capital gains and Fund income, losses and expenses will not be passed through to the Fund’s shareholders. As a “C” corporation, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”). Changes in the Fund’s estimate or assumptions regarding its deferred tax liability could have a material impact on the Fund’s NAV.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. 10% SHAREHOLDERS

As of October 31, 2025, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	60%	2

11. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No.2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures.The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements.The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted.Management is currently evaluating the impact.

Notes to Financial Statements (continued)

October 31, 2025

12. SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, the Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETFis Series Trust I and Shareholders of InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (eight of the funds constituting ETFis Series Trust I, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statement of cash flows for Virtus InfraCap U.S. Preferred Stock ETF for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations and the cash flows for Virtus InfraCap U.S. Preferred Stock ETF for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Report of Independent Registered Public Accounting Firm (continued)

To the Board of Trustees of ETFis Series Trust I and Shareholders of InfraCap MLP ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of InfraCap MLP ETF (one of the funds constituting ETFis Series Trust I, hereafter referred to as the “Fund”) as of October 31, 2025, the related statements of operations and cash flows for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Other Information (unaudited)

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

For the year ended October 31, 2025, the Funds incurred independent Trustee’s fees totaling $9,648 which are included in the Statement of Operations within the line item “Trustees fees”. No remuneration was paid to the officers or affiliated trustee.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

None.

Supplemental Information (unaudited)

Discount & Premium Information

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec .gov, or by accessing the Funds’ website at www.virtusetfs .com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended October 31, 2025, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by each Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

Funds	QDI	DRD
InfraCap REIT Preferred ETF	0.00%	0.00%
Virtus InfraCap U.S. Preferred Stock ETF	66.91%	58.03%
Virtus LifeSci Biotech Clinical Trials ETF	0.00%	0.00%
Virtus LifeSci Biotech Products ETF	0.00%	0.00%
Virtus Newfleet Multi-Sector Bond ETF	1.03%	1.03%
Virtus Private Credit Strategy ETF	7.25%	7.07%
Virtus Real Asset Income ETF	50.09%	31.66%
Virtus WMC International Dividend ETF	87.90%	0.00%

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(12/25)

(b) The Financial Highlights are attached herewith above under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President, Chief Executive Officer and Principal Executive Officer
(Principal Executive Officer)

Date	January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President, Chief Executive Officer and Principal Executive Officer
(Principal Executive Officer)

Date	January 8, 2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Treasurer, Chief Financial
Officer & Principal Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	January 8, 2026

* Print the name and title of each signing officer under his or her signature.